PACIFIC HORIZON FUNDS, INC.
                             Aggressive Growth Fund
                            International Equity Fund
                         U.S. Government Securities Fund
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

                                                                February 8, 1999

Dear Shareholder:

         On behalf of the Board of Directors of Pacific Horizon Funds, Inc. ("Pacific Horizon"), we are pleased to invite you to a special meeting of shareholders of Pacific Horizon, including the Pacific Horizon funds named above (each a "Pacific Horizon Fund"), to be held at 10:00 a.m. (Eastern time) on April 12, 1999, at 400 Bellevue Parkway, Wilmington, Delaware (the "Meeting"). At the Meeting, you will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of February 8, 1999 (the "Reorganization Agreement"), by and between Pacific Horizon and Nations Fund, Inc. ("Nations"), which contemplates the reorganization of your Pacific Horizon Fund into a corresponding fund of Nations (each a "Nations Fund"), and the reorganization of Pacific Horizon as a whole.

         BACKGROUND. As you may recall, BankAmerica Corporation recently merged with NationsBank Corporation to form the new BankAmerica Corporation ("BankAmerica"). As a result of the merger, both Bank of America National Trust and Savings Association ("Bank of America"), the investment adviser to the Pacific Horizon Funds, and NationsBanc Advisors, Inc. ("NBAI"), the investment adviser to Nations, are indirect, wholly owned subsidiaries of BankAmerica. Bank of America has decided to consolidate its mutual fund investment advisory operations with those of NBAI.

         At the upcoming Meeting, you will be asked to approve the reorganization of your Pacific Horizon Fund into a corresponding Nations Fund (the "Reorganization"). If all approvals are obtained, the Pacific Horizon Funds will be reorganized into corresponding Nations Funds in May 1999, when your Pacific Horizon Fund shares will be exchanged for shares of the corresponding Nations Funds of equal value.

         PACIFIC HORIZON'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION.

         In considering these matters, you should note:

o    SIMILAR OBJECTIVES AND POLICIES

     The Pacific Horizon Funds are proposed to be reorganized into Nations Funds with investment policies and objectives that are, in general, similar to those of the corresponding Pacific Horizon Funds.

o    SIMILAR ACCESS AND SERVICE ARRANGEMENTS

     Following the Reorganization, you will enjoy access to Nations Funds through similar distribution, transaction and shareholder servicing arrangements. The new BankAmerica has one of the most comprehensive distribution networks of any banking organization in the country.

o    SAME VALUE OF SHARES

     The total dollar value of the Nations Fund shares you receive in the Reorganization will be the same as the total dollar value of the Pacific Horizon Fund shares that you held immediately before the Reorganization. THE EXCHANGE OF PACIFIC HORIZON FUND SHARES FOR NATIONS FUND SHARES WILL BE TAX-FREE UNDER FEDERAL LAW, AND NO FRONT-END OR CONTINGENT DEFERRED SALES LOADS WILL BE CHARGED AS A RESULT OF THE EXCHANGE.

o THE PROPOSED REORGANIZATION IS EXPECTED TO BENEFIT PACIFIC HORIZON FUND SHAREHOLDERS BY:

     o Offering actual or potential reductions in total operating expense ratios for certain funds;

     o Offering shareholders the opportunity to become part of a larger and more diverse family of more than seventy mutual funds. Many of you will be able to exchange your shares among most or all of those funds;

     o Offering access to a broader array of investment products, including a line of fund-of-funds; and

     o Providing opportunities for enhanced returns through combined investment portfolios.

         The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus and a Proxy Ballot are enclosed. If you own shares in more than one of the Pacific Horizon Funds named above, more than one Proxy Ballot accompanies these materials. If you own shares in one or more of the Pacific Horizon Funds not named above, you will be receiving separately a set of proxy materials (including Proxy Ballot(s)) for the other funds(s). Please be sure to vote and return each Proxy Ballot.

         Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

         1. Mark, sign, date and return the enclosed Proxy Ballot(s) in the enclosed postage-paid envelope;

         2. Mark, sign, date and fax the enclosed Proxy Ballot(s) to ADP Proxy Services at (704) 388-2641; or

         3.  Follow the instructions below to vote on-line or by telephone.

         Please return your Proxy Ballot(s), fax it to us or follow the instructions below to vote on-line or by telephone so that your vote will be counted.

         YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY BALLOT(S) TODAY, EITHER IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR BY TELEFACSIMILE AT (704) 388-2641. YOU MAY ALSO VOTE YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE, AS INDICATED ON THE ATTACHED INSERT.

         The proposed Reorganization and the reasons for the Pacific Horizon Board's unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization, please do not hesitate to call toll free at 1-800-653-9427.

         We look forward to your attendance at the Meeting or receiving your Proxy Ballot(s) or your on-line or telephone instructions so that your shares may be voted at the Meeting.



                                                     Sincerely,


                                                     Dr. Cornelius J. Pings
                                                     President


TWO QUICK AND EASY WAYS TO VOTE YOUR PROXY                             PACIFIC
                                                                       HORIZON
                                                                        FUNDS

As a valued Pacific Horizon Funds shareholder, your proxy vote is important to us. That's why we've made it faster and easier to vote your proxy at YOUR convenience, 24 hours a day. After reviewing the enclosed PROXY STATEMENT/PROSPECTUS ("PROXY STATEMENT"), which outlines important issues affecting your funds, select one of the following quick and easy methods to register your vote - ACCURATELY and QUICKLY.

VOTE ON-LINE                                              VOTE BY TOLL-FREE PHONE CALL

1. Read the enclosed PROXY STATEMENT and have             1. Read the enclosed PROXY STATEMENT and have
   your PROXY BALLOT(S)* at hand.                            your PROXY BALLOT(S)* at hand.

2. Go to Web site WWW.PROXYVOTE.COM                       2. Call toll-free 1-800-690-6903.

3. Enter the 12-digit Control Number found on your        3. Enter the 12-digit Control Number found on your
   PROXY BALLOT(S).                                          PROXY BALLOT(S).

4. Cast your vote using the easy-to-follow                4. Cast your vote using the easy-to-follow
   instructions.                                             instructions.

*        DO NOT MAIL THE PROXY BALLOT(S) IF VOTING BY INTERNET OR TELEPHONE.

                               NATIONS FUND, INC.

                                February 8, 1999

                               QUESTIONS & ANSWERS

                   FOR SHAREHOLDERS OF PACIFIC HORIZON FUNDS:

The following questions and answers provide an overview of the proposal to reorganize your Pacific Horizon Fund into a corresponding portfolio of Nations Funds, Inc. We also encourage you to read the full text of the combined proxy statement/prospectus (the "Proxy/Prospectus") that follows.

--------------------------------------------------------------------------------
Q: WHAT ARE PACIFIC HORIZON FUND SHAREHOLDERS BEING ASKED TO VOTE UPON?

A: Pacific Horizon Fund shareholders are being asked to consider and approve a proposal to reorganize the Pacific Horizon Funds into corresponding portfolios within the Nations Funds family of mutual funds.

Q: WHY HAS THE REORGANIZATION OF THE PACIFIC HORIZON FUNDS INTO NATIONS FUNDS
   BEEN RECOMMENDED?

A: The Board of Directors of the Pacific Horizon Funds, Inc. ("Pacific Horizon") and the Boards of Trustees/Directors of Nations Funds, Inc., Nations Fund Trust and Nations Institutional Reserves (collectively, "Nations Funds") have each determined that the consolidation of the Pacific Horizon Funds into corresponding portfolios of Nations Funds is in the best interests of their respective shareholders. Among the benefits for Pacific Horizon Fund shareholders considered by the Pacific Horizon Board were access to a broader array of mutual funds and the possibility of improved investment performance from the combining of investment portfolios. A more detailed discussion of the factors considered by the Pacific Horizon Board in approving the reorganization is included in the Proxy/Prospectus.

Q: WHAT IS THE ANTICIPATED TIMING OF THE REORGANIZATION?

A: The meeting of shareholders to consider the proposal is scheduled to occur on April 12, 1999. If all necessary approvals are obtained, the proposed reorganization will likely take place in May 1999.

Q: WHO WILL RECEIVE THE PROXY/PROSPECTUS MATERIALS?

A: The Proxy/Prospectus has been mailed to all Pacific Horizon Fund shareholders that held shares of record on January 14, 1999. Please note that in some cases record ownership of and/or voting authority over Pacific Horizon Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the combined Proxy/Prospectus.

Q: HOW WILL THE PACIFIC HORIZON FUNDS BE REORGANIZED?

A: As you may know, Pacific Horizon consists of seventeen separate mutual funds. The Proxy/Prospectus that accompanies these materials, however, relates only to the three Pacific Horizon Funds listed below. Shareholders of the other Pacific Horizon Funds are receiving similar but separate documents. The proposed plan of reorganization for these three funds, approved by the Pacific Horizon Board of Directors, contemplates the reorganization of these Pacific Horizon Funds into three corresponding Nations Funds portfolios having similar investment objectives and policies. Under the proposed plan of reorganization, the Pacific Horizon Funds covered by this Proxy/Prospectus would be reorganized into the following Nations Funds portfolios:


PACIFIC HORIZON FUNDS                  CORRESPONDING NATIONS FUNDS PORTFOLIO

Aggressive Growth Fund                 Nations Small Company Growth Fund
International Equity Fund              Nations International Equity Fund
U.S. Government Securities Fund        Nations Government Securities Fund

Please refer to Table I of the accompanying Proxy/Prospectus for information regarding the specific classes of shares of the Pacific Horizon Funds and Nations Funds involved in the Reorganization.

Q: WHAT ARE THE COSTS AND FEDERAL TAX IMPLICATIONS TO SHAREHOLDERS IN CONNECTION
   WITH THE PROPOSED REORGANIZATION?

A: The customary costs of the reorganization will not be borne by Pacific Horizon Fund shareholders. Also, no sales charge will be imposed on the shares of the Nations Funds issued to you in the reorganization, which means that the aggregate value of the Nations Fund shares issued to you will be equal to the aggregate value of the Pacific Horizon Fund shares that you own immediately prior to the reorganization. In addition, the exchange of Pacific Horizon Funds shares for Nations Funds shares will be tax-free under federal law.

Q: WHAT WILL HAPPEN TO PACIFIC HORIZON FUND ACCOUNT FEATURES SUCH AS SYSTEMATIC
   INVESTMENT PLANS OR AUTOMATIC WITHDRAWAL PLANS?

A: After the reorganization, Nations Funds will generally continue to honor standing instructions regarding Pacific Horizon Fund accounts, such as systematic investment plans, automatic withdrawal plans or dividend reinvestment plans. However, those instructions will be subject to the requirements in place for the Nations Funds and shareholders will accordingly be notified of any differences that impact their accounts. Please refer to Appendix IV of the Proxy/Prospectus for a detailed comparison of Pacific Horizon Funds/Nations Funds shareholder services.

                           PACIFIC HORIZON FUNDS, INC.
                             Aggressive Growth Fund
                            International Equity Fund
                         U.S. Government Securities Fund
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON APRIL 12, 1999

To Pacific Horizon Fund Shareholders:

         NOTICE IS GIVEN THAT a special meeting of the shareholders (the "Meeting") of Pacific Horizon Funds, Inc. ("Pacific Horizon"), including the Pacific Horizon Funds named above (each a "Pacific Horizon Fund" and together, the "Pacific Horizon Funds"), each of which is a portfolio of Pacific Horizon, will be held at 10:00 a.m., Eastern time, on April 12, 1999, at 400 Bellevue Parkway, Wilmington, Delaware, for purpose of considering and voting upon:

         ITEM 1. A proposal to approve an Agreement and Plan of Reorganization, which provides for and contemplates: (a) the transfer of the assets and liabilities of each Pacific Horizon Fund to a corresponding fund of Nations Fund, Inc. in exchange for shares of designated classes of the corresponding Nations fund of equal value; (b) the distribution of the shares of the designated classes of the corresponding Nations fund to shareholders of each Pacific Horizon Fund; (c) the transfer of all of the assets and liabilities of Pacific Horizon; and (d) the dissolution under state law and the deregistration under the Investment Company Act of 1940, as amended, of Pacific Horizon.

         ITEM 2. Such other business as may properly come before the Meeting or any adjournment(s).

         Item 1 is described in the attached Combined Proxy
Statement/Prospectus.

         YOUR DIRECTORS UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

         Shareholders of record as of the close of business on January 14, 1999 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

         SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY BALLOT, WHICH IS BEING SOLICITED BY THE PACIFIC HORIZON BOARD OF DIRECTORS. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. SHAREHOLDERS ALSO MAY RETURN PROXIES BY: (1) FACSIMILE AT (704) 388-2641; OR (2) TOUCHTONE VOTING BY DIALING (800) 690-6903; OR (3) VOTING ON-LINE AT WEBSITE WWW.PROXYVOTE.COM. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO PACIFIC HORIZON A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                            By Order of the Board of Directors,

                                            W. Bruce McConnel, III
                                            Secretary

         WE NEED YOUR PROXY VOTE IMMEDIATELY. A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE SPECIAL MEETING WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A MAJORITY OF THE SHARES ELIGIBLE TO VOTE ARE REPRESENTED. IN THAT EVENT, PACIFIC HORIZON WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. YOUR VOTE COULD BE CRITICAL IN ALLOWING PACIFIC HORIZON TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY BALLOT(S) IMMEDIATELY OR VOTE ON-LINE OR BY TELEPHONE.

                       COMBINED PROXY STATEMENT/PROSPECTUS
                                FEBRUARY 8, 1999

                           PACIFIC HORIZON FUNDS, INC.
                              400 BELLEVUE PARKWAY
                           WILMINGTON, DELAWARE 19809
                                 1-800-653-9427

                               NATIONS FUND, INC.
                        ONE NATIONSBANK PLAZA, 33RD FLOOR
                         CHARLOTTE, NORTH CAROLINA 28255
                                 1-800-321-7854

         This combined proxy statement/prospectus ("Proxy/Prospectus") is being sent to shareholders of the Pacific Horizon Aggressive Growth Fund, Pacific Horizon International Equity Fund and Pacific Horizon U.S. Government Securities Fund (each a "Pacific Horizon Fund" and collectively the "Pacific Horizon Funds"). The Board of Directors of Pacific Horizon Funds, Inc. ("Pacific Horizon") has called a Special Meeting of Shareholders (the "Meeting") at 10:00 a.m. (Eastern time) on April 12, 1999 at 400 Bellevue Parkway, Wilmington, Delaware. At the Meeting, shareholders will be asked:

         o To approve a proposed Agreement and Plan of Reorganization dated as of February 8, 1999 (the "Reorganization Agreement") by and between Pacific Horizon and Nations Fund, Inc. ("Nations") which provides for and contemplates: (a) the transfer of the assets and liabilities of each Pacific Horizon Fund to a corresponding fund of Nations Fund, Inc. (each a "Nations Fund" and collectively the "Nations Funds") in exchange for the shares of designated classes of the corresponding Nations Fund of equal value; (b) the distribution of the shares of designated classes of the corresponding Nations Fund to shareholders of each Pacific Horizon Fund; (c) the transfer of all of the assets and liabilities of Pacific Horizon; and (d) the dissolution under state law and the deregistration under the Investment Company Act of 1940, as amended (the "1940 Act"), of Pacific Horizon.

         The Reorganization Agreement, the form of which is attached as Appendix I, provides for the transfer of assets and liabilities of each Pacific Horizon Fund to a corresponding Nations Fund in exchange for shares ("Shares") of designated classes of the corresponding Nations Fund of equal value (the "Reorganization"). Pacific Horizon and Nations are both registered open-end management investment companies (mutual funds).

         As a result of the Reorganization, shareholders of the Pacific Horizon Funds will become shareholders of the Nations Funds (the Pacific Horizon Funds and Nations Funds are sometimes referred to as "Funds"). Table I below shows each class of each Pacific Horizon Fund and the designated class of each corresponding Nations Fund:


                                     TABLE I

PACIFIC HORIZON FUND/SHARE CLASS          CORRESPONDING NATIONS FUND/SHARE CLASS
--------------------------------          --------------------------------------

AGGRESSIVE GROWTH FUND                    NATIONS SMALL COMPANY GROWTH FUND
        A Shares                                  Investor A Shares
        B Shares                                  Investor B Shares
        K Shares                                  Investor C Shares

INTERNATIONAL EQUITY FUND                 NATIONS INTERNATIONAL EQUITY FUND
        A Shares                                  Investor A Shares
        B Shares                                  Investor B Shares
        K Shares                                  Investor C Shares

U.S. GOVERNMENT SECURITIES FUND           NATIONS GOVERNMENT SECURITIES FUND
        A Shares                                  Investor A Shares
        K Shares                                  Investor C Shares

         Pacific Horizon also offers shares in other funds that are not part of this Proxy/Prospectus. Pacific Horizon shareholders of those funds are voting on similar agreements and plans of reorganization, that, in a like manner, would provide for their reorganization into designated classes and corresponding portfolios of two other registered investment companies - Nations Fund Trust and Nations Institutional Reserves (together with Nations, the "Nations Funds Family"). If the Reorganization Agreement and the agreements and plans of reorganization affecting the other funds of Pacific Horizon are approved and consummated, Pacific Horizon will transfer all of its assets and liabilities, deregister as a registered investment company and dissolve under Maryland law. For more information about this aspect of the Reorganization, please see "Voting Matters."

         This Proxy/Prospectus sets forth concisely the information that a Pacific Horizon Fund shareholder should know before voting, and should be retained for future reference. It is both Pacific Horizon's proxy statement for the Meeting and a prospectus for each Nations Fund.

         Additional information is set forth in the Statement of Additional Information relating to this Proxy/Prospectus and in the prospectus dated July 1, 1998, as supplemented, for the Pacific Horizon Funds, both of which are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by calling or writing Pacific Horizon at the telephone number or address stated above. The information contained in the Nations Funds prospectuses for the designated share classes, dated August 1, 1998, as supplemented, also is incorporated by reference into this Proxy/Prospectus. In addition, a prospectus for the designated share classes of the Nations Funds accompanies this Proxy/Prospectus. The Annual Report for the year ended March 31, 1998 and the Semi-Annual Report for the period ended September 30, 1998 for the Nations Funds are available without charge by calling or writing Nations at the telephone number or address stated above. Each of these documents is also available on the SEC's website at www.sec.gov.

         This Proxy/Prospectus is expected to be first sent to shareholders on or about February 8, 1999.

         THE SECURITIES OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         SHARES OF THE PACIFIC HORIZON FUNDS AND NATIONS FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION, NATIONSBANK, N.A. OR ANY OF THEIR AFFILIATES OR ANY OTHER BANK. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF THE PACIFIC HORIZON FUNDS IS PROVIDENT DISTRIBUTORS, INC. THE DISTRIBUTOR OF THE NATIONS FUNDS IS STEPHENS INC.

                                TABLE OF CONTENTS

FEE TABLES.....................................................................5
              Table II.........................................................5

SUMMARY........................................................................5
         Proposed Reorganization...............................................6
         Overview of the Funds.................................................6
         Federal Income Tax Consequences.......................................7
         Pacific Horizon and Nations Board Consideration.......................7
         Principal Risk Factors................................................8
         Voting Information....................................................9

THE REORGANIZATION.............................................................9
         Reasons for the Reorganization........................................9
         Description of the Reorganization Agreement...........................9
         Pacific Horizon Board Consideration..................................11
         Capitalization.......................................................12
              Table III.......................................................12
         Federal Income Tax Considerations....................................13
         Other Matters........................................................14

COMPARISON OF PACIFIC HORIZON AND NATIONS.....................................14
         Investment Objectives and Policies...................................14
         Management's Discussion of Nations Fund Performance..................15
         Investment Advisory Services.........................................15
              Table IV........................................................16
         Other Service Providers for  Pacific Horizon and Nations.............16
         Sales Load, Distribution and Shareholder Servicing Arrangements
              for the Pacific Horizon  Funds..................................17
         Sales Load, Distribution and Shareholder Servicing Arrangements
              for the Nations Funds...........................................18
         Administration Agreements............................................19
         Shareholder Transactions and Services................................19
         Fees and Expenses....................................................19
         Share Structure......................................................20

VOTING MATTERS................................................................20
         General Information..................................................20
         Shareholder and Board Approvals......................................21
         Principal Shareholders...............................................21
              Table V(A)......................................................22
              Table V(B)......................................................23
         Quorum...............................................................25
         Annual Meetings and Shareholder Meetings.............................26

ADDITIONAL INFORMATION ABOUT NATIONS..........................................26

ADDITIONAL INFORMATION ABOUT PACIFIC HORIZON..................................26

FINANCIAL STATEMENTS..........................................................26

OTHER BUSINESS................................................................27

SHAREHOLDER INQUIRIES.........................................................27

APPENDICES       I        FORM OF AGREEMENT AND PLAN OF REORGANIZATION
                          AGREEMENT

                 II EXPENSE SUMMARIES OF PACIFIC HORIZON FUNDS AND CORRESPONDING NATIONS FUNDS

                 III      INVESTMENT OBJECTIVES, LIMITATIONS AND
                          CERTAIN SIGNIFICANT INVESTMENT POLICIES
                          OF THE PACIFIC HORIZON FUNDS AND
                          CORRESPONDING NATIONS FUNDS

                 IV       SHAREHOLDER TRANSACTIONS AND SERVICES
                          OF THE NATIONS FUNDS AND CORRESPONDING PACIFIC HORIZON FUNDS

                 V        MANAGEMENT'S DISCUSSION OF NATIONS FUND PERFORMANCE

                 VI INTERNATIONAL EQUITY FUND--NEW INVESTMENT SUB-ADVISORY ARRANGEMENTS

                                   FEE TABLES

         The following table shows, as of September 30, 1998, (i) the current annualized total expense ratio of the Pacific Horizon Funds before and after fee waivers and/or expense reimbursements; and (ii) the PRO FORMA annualized total expense ratio of the corresponding Nations Funds, before and after fee waivers and/or expense reimbursements, based upon the fee arrangements and commitments that will be in place upon consummation of the Reorganization. This table shows that the PRO FORMA total operating expense ratios for the Nations Funds' classes and the Combined Funds' classes, before waivers and/or expense reimbursements, are lower than those of the corresponding Pacific Horizon Funds' classes. Taking into account voluntary waivers and/or expense reimbursements, PRO FORMA total operating expense ratios for the Nations Funds' classes and the Combined Funds' classes, are higher than those of the corresponding Pacific Horizon Funds' classes, except for Investor A and Investor B Shares of the Nations Small Company Growth Fund. Detailed PRO FORMA expense information for each proposed reorganization is included in Appendix II.

                                    TABLE II

                            TOTAL EXPENSE INFORMATION
                            -------------------------

PACIFIC HORIZON FUND/      TOTAL            CORRESPONDING                 TOTAL          COMBINED FUND/SHARE           PRO FORMA
SHARE CLASS                OPERATING        NATIONS FUND/SHARE CLASS      OPERATING      CLASS POST-REORGANIZATION     TOTAL
                           EXPENSES                                       EXPENSES                                     OPERATING
                           BEFORE/AFTER                                   BEFORE/AFTER                                 EXPENSES
                           WAIVERS                                        WAIVERS                                      BEFORE/AFTER
                                                                                                                       WAIVERS


Aggressive Growth Fund                      Nations Small Company Growth Fund            Nations Small Company Growth Fund
       A Shares            1.59%/1.59%              Investor A Shares   1.48%/1.48%              Investor A Shares   1.48%/1.48%
       B Shares            2.34%/2.34%              Investor B Shares   2.23%/2.23%              Investor B Shares   2.23%/2.23%
       K Shares            2.34%/2.09%              Investor C Shares   2.23%/2.23%              Investor C Shares   2.23%/2.23%


International Equity Fund                   Nations International Equity Fund            Nations International Equity Fund
       A Shares            2.09%/1.25%              Investor A Shares   1.40%/1.40%              Investor A Shares   1.40%/1.40%
       B Shares            2.84%/2.00%              Investor B Shares   2.15%/2.15%              Investor B Shares   2.15%/2.15%
       K Shares            2.84%/1.75%              Investor C Shares   2.15%/2.15%              Investor C Shares   2.15%/2.15%


U.S. Government Securities Fund             Nations Government Securities Fund           Nations Government Securities Fund
       A Shares            1.37%/0.85%              Investor A Shares   1.10%/1.10%              Investor A Shares   1.10%/1.10%
       K Shares            2.12%/1.35%              Investor C Shares   1.85%/1.85%              Investor C Shares   1.85%/1.85%

                                     SUMMARY

         The following is a summary of certain information relating to the proposed Reorganization. More complete information is contained elsewhere in this Proxy/Prospectus, the Prospectuses and Statements of Additional Information of Pacific Horizon and Nations, and the Appendices attached hereto.

         PROPOSED REORGANIZATION. The Reorganization Agreement provides for and contemplates: (1) the transfer of all of the assets and liabilities of each Pacific Horizon Fund to a corresponding Nations Fund in exchange for Shares of the designated classes of the corresponding Nations Fund of equal value; (2) the distribution of the Nations Fund Shares to the shareholders of the Pacific Horizon Funds in liquidation of the Pacific Horizon Funds; (3) the transfer of all the assets and liabilities of Pacific Horizon; and (4) the dissolution under state law and the deregistration under the 1940 Act, of Pacific Horizon. The Reorganization is subject to a number of conditions, including Pacific Horizon Fund shareholder approval.

         The exchange of shares in the Reorganization will be tax-free under federal law and shareholders will not pay any sales charge as a result of the exchange of the shares in the Reorganization. As a result of the proposed Reorganization, a Pacific Horizon Fund shareholder will become a shareholder of the corresponding Nations Fund and will hold, immediately after the Reorganization, Nations Fund Shares having a total dollar value equal to the total dollar value of the shares of the Pacific Horizon Fund that the shareholder held immediately before the Reorganization. The Reorganization is expected to occur in May 1999, or such later date as may be determined pursuant to the Reorganization Agreement. For more information about the Reorganization and the Reorganization Agreement, see "The Reorganization--Description of the Reorganization Agreement."

         NationsBanc Advisors, Inc. ("NBAI") has advised Pacific Horizon and Nations Funds that NationsBank, N.A. ("NationsBank"), Bank of America National Trust and Savings Association ("Bank of America") and their affiliates intend, with respect to certain of their fiduciary accounts that currently hold A Shares of a Pacific Horizon Fund, to exchange the Investor A Shares that such accounts would be entitled to receive as a result of the Reorganization for Primary A Shares of the same Nations Fund of equal value at or shortly after Closing.

         OVERVIEW OF THE FUNDS.

                       Comparison of Investment Objectives
                       -----------------------------------

PACIFIC HORIZON FUND                                   CORRESPONDING NATIONS FUND
--------------------                                   --------------------------
PACIFIC HORIZON AGGRESSIVE GROWTH FUND :  seeks to     NATIONS SMALL COMPANY GROWTH FUND:  seeks
provide maximum capital appreciation.                  long-term capital growth by investing primarily in
                                                       equity securities.

PACIFIC HORIZON INTERNATIONAL EQUITY FUND :  seeks     NATIONS INTERNATIONAL EQUITY FUND:  seeks
long term capital growth by investing primarily in     long-term capital growth by investing in equity
foreign equity securities.                             securities of non-United States companies in
                                                       Europe, Australia, the
                                                       Far East and other
                                                       regions, including
                                                       developing countries.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND:       NATIONS GOVERNMENT SECURITIES FUND:  seeks high
seeks a high level of current income consistent with   current income consistent with moderate
preservation of capital.                               fluctuation of principal.

         The investment objectives, policies and restrictions of the Pacific Horizon Funds are, in general, similar to those of their corresponding Nations Fund. There are, however, differences. For example, the average dollar-weighted maturity of the Pacific Horizon U.S. Government Fund's portfolio securities typically ranges from two to four years, while the average dollar-weighted maturity of the Nations Government Securities Fund's portfolio securities is between five and thirty years. Additionally, while both the Pacific Horizon Aggressive Growth Fund and Nations Small Company Growth Fund invest primarily in equity securities of small capitalization companies, the Pacific Horizon Aggressive Growth Fund is not limited to such investments by percentage limit of total assets or by a limitation relating to the capitalization of the companies in which it invests. In contrast, the Nations Small Company Growth Fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less. For additional information, see "Comparison of Pacific Horizon and Nations--Investment Objectives and Policies" and Appendix III.

         NBAI currently serves as the investment adviser to the Nations Funds. Bank of America currently serves as the investment adviser to the Pacific Horizon Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") currently serves as investment sub-adviser to the Nations Government Securities Fund and the Nations Small Company Growth Fund. While Gartmore Global Partners ("Gartmore") currently serves as the investment sub-adviser to Nations International Equity Fund, it is expected that the Fund will be served by three investment sub-advisers prior to the Reorganization--Gartmore, Putnam Investment Management, Inc. ("Putnam") and INVESCO Global Asset Management (N.A.), Inc. ("INVESCO"). SEE Appendix VI International Equity Fund-New Investment Sub-Advisory Arrangements. Wellington Management Company, LLP ("Wellington") serves as investment sub-adviser to the Pacific Horizon International Equity Fund. For more information, see "Comparison of Pacific Horizon and Nations--Investment Advisory Services" and Appendix III.

         NBAI, TradeStreet and Bank of America are all indirect, wholly owned subsidiaries of BankAmerica Corporation. Each Nations Fund's contractual advisory fee is higher than the corresponding Pacific Horizon Fund's contractual advisory fee, though advisory fees are only one type of fees and expenses paid by mutual funds. Total operating expense ratios (before waivers and/or expense reimbursements) are lower for each Nations Fund compared with its corresponding Pacific Horizon Fund; total operating expense ratios (after waivers and/or expense reimbursements) for a majority, but not all, of Nations Fund share classes are higher. NBAI has agreed that it will commit to waive fees and/or reimburse expenses as needed to ensure that, for one year from the date of the Reorganization, the Nations Funds total expense ratios will not exceed the PRO FORMA after waiver expense ratios shown in Table II, absent a determination by the Nations Board that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense ratios. There can be no assurance that such expense ratios will continue after this commitment expires. For a more detailed summary of fees and expenses, see Appendix II.

         The Pacific Horizon Funds and Nations Funds have different administrators, distributors, transfer agents and other service providers. For a detailed description of the management of the Nations Funds, including NBAI, TradeStreet and other service providers to the Nations Funds, see the Nations Fund prospectus accompanying this Proxy/Prospectus.

         The purchase, redemption, dividend and other policies and procedures of the Pacific Horizon Funds and the Nations Funds are generally similar. There are, however, some differences, such as with respect to categories of shareholders eligible for sales charge waivers. See "Comparison of Pacific Horizon and Nations Shareholder Transactions and Services" and - "Share Structure" and Appendix IV to this Proxy/Prospectus. PLEASE NOTE THAT NO CONTINGENT DEFERRED SALES LOADS WILL BE IMPOSED ON ANY OF THE PACIFIC HORIZON FUNDS SHARES AS A RESULT OF THE EXCHANGE OF SUCH SHARES IN THE REORGANIZATION. IN ADDITION, NO FRONT-END SALES LOADS WILL BE IMPOSED ON ANY OF THE NATIONS FUNDS SHARES ISSUED IN THE REORGANIZATION.

         FEDERAL INCOME TAX CONSEQUENCES. The exchange of shares in the Reorganization is not expected to result in the recognition, for federal income tax purposes, of gain or loss by the Pacific Horizon Funds, the Nations Funds or their respective shareholders. The sale of securities by the Pacific Horizon Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization. See "The Reorganization--Federal Income Tax Considerations" for additional information.

         PACIFIC HORIZON AND NATIONS BOARD CONSIDERATION. During its deliberations, Pacific Horizon's Board of Directors (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Pacific Horizon Funds;
(2) the capabilities, practices and resources of NBAI and the Nations Funds' other service providers; (3) the investment advisory and other fees paid by the Nations Funds, and the historical and projected expense ratios of the Nations Funds as compared with those of the Pacific Horizon Funds and industry peer groups; (4) the expected cost-savings for certain of the Pacific Horizon Funds, including other Pacific Horizon funds not described in this Proxy/Prospectus, as a result of the reorganization of Pacific Horizon; (5) the investment objectives, policies and limitations of the Nations Funds and their relative compatibility with those of the Pacific Horizon Funds; (6) the historical investment performance records of the Pacific Horizon Funds and the Nations Funds, relative to each other and relative to peer groups; (7) the shareholder services offered by the Nations Funds Family; (8) the terms and conditions of the Reorganization Agreement, including those provisions that were intended to avoid dilution of the interests of Pacific Horizon Fund shareholders; (9) the anticipated tax consequences of the Reorganization for the respective Pacific Horizon Funds and their shareholders; (10) the number of investment portfolio options that would be available to shareholders after the Reorganization; (11) the viability of any Pacific Horizon Fund on a stand-alone basis apart from the Nations Funds Family; and (12) the potential benefits of the Reorganization to other persons, especially NBAI and its affiliates. The Pacific Horizon Board also considered NBAI's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of NBAI's managerial resources and enhance generally operational efficiencies and focus with respect to the mutual funds advised by NBAI. It also was noted that NBAI or an affiliate would assume all customary expenses associated with the Reorganization and that NBAI would commit to waive fees and/or reimburse expenses as needed to ensure that, for one year from the date of the Reorganization, the Nations Funds total operating expense ratios will not exceed the PRO FORMA after waiver expense ratios shown in Table II, absent a determination by the Nations Fund's Board that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense levels. For additional information, see "The Reorganization--Pacific Horizon Board Consideration."

         Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Directors of Pacific Horizon, including all of the non-interested members of the Board, determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of Pacific Horizon Funds and that the interests of the existing shareholders of Pacific Horizon will not be diluted as a result of the Reorganization.

         PACIFIC HORIZON'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT PACIFIC HORIZON FUND SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT.

         After considering the relevant factors, the Nations Board similarly found that participation in the Reorganization is in the best interests of the Nations Funds and that the interests of the shareholders of the Nations Funds will not be diluted as a result of the Reorganization.

         PRINCIPAL RISK FACTORS. Because of the general similarities of the investment objectives, policies and restrictions of the Pacific Horizon Funds and their corresponding Nations Funds, an investment in a Nations Fund involves risks that are similar to those of the corresponding Pacific Horizon Fund.

         PACIFIC HORIZON AGGRESSIVE GROWTH FUND AND ITS CORRESPONDING NATIONS SMALL COMPANY GROWTH FUND. An investment in the Funds involves risks typically associated with investing in a portfolio of equity securities, which are generally stock market risks. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Proxy/Prospectus, domestic stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue. Moreover, the securities of smaller companies in which the Funds invest may be subject to more abrupt or erratic market movements than larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings. Additionally, while both the Pacific Horizon Aggressive Growth Fund and Nations Small Company Growth Fund invest primarily in equity securities of small capitalization companies, the Pacific Horizon Aggressive Growth Fund is not limited to such investments by percentage limit of total assets or by a limitation relating to the capitalization of the companies in which it invests. In contrast, the Nations Small Company Growth Fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less.

         PACIFIC HORIZON INTERNATIONAL EQUITY FUND AND ITS CORRESPONDING NATIONS INTERNATIONAL EQUITY FUND. An investment in the Funds involves risks typically associated with investing in a portfolio of foreign equity securities, which are generally stock market risks and foreign investment risk. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. Many stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

         In addition to stock market risks, the Funds are subject to foreign investment risk. These include, but are not limited to restrictions on foreign investment and repatriation of capital; fluctuations in currency exchange rates, which can significantly affect a Fund's share price; costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; greater price volatility and less liquidity; settlement practices, including delays, which may differ from those customary in U.S. markets; exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; possible impositions of foreign taxes and exchange control and currency restrictions; lack of uniform accounting, auditing and financial reporting standards; less governmental supervision of securities markets, brokers and issuers of securities; less financial information available to investors; and difficulty in enforcing legal rights outside the United States.

         Certain of the above risks associated with investments by a Fund in foreign securities are heightened with respect to investment in developing countries and emerging markets countries. Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and may lack the social, political and economic stability characteristic of more developed countries. Investing in emerging markets securities also involves risks beyond the usual risks inherent in international investing. Some emerging countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of substantially high inflation or rapid fluctuations in inflation rates which can have negative effects on a country's economy or securities markets.

         PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND AND ITS CORRESPONDING NATIONS GOVERNMENT SECURITIES Fund. An investment in the Funds involves risks typically associated with fixed-income securities, which includes both interest rate risk and credit risk. Interest rate risk is the risk that the value of a security will tend to decrease when market interest rates rise and increase when market interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to market interest rate movements. Credit risk is the risk that the issuer of a fixed-income instrument will be unable to pay principal or interest when due. Also, both funds will invest in mortgage-backed securities, the value of which may decline when interest rates rise. In addition, a mortgage-backed security's maturity may be shortened by unscheduled prepayments on underlying mortgages and, therefore, it is not possible to accurately predict the security's return to the Funds.

         VOTING INFORMATION. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by Pacific Horizon's Board of Directors. Only shareholders of record at the close of business on January 14, 1999 will be entitled to vote at the Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Pacific Horizon a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, see "Voting Matters."


                               THE REORGANIZATION

         REASONS FOR THE REORGANIZATION. Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement, the form of which is attached as Appendix I.

         The proposed Reorganization is expected to benefit Pacific Horizon Fund shareholders by, among other things:

         (i) Offering shareholders the opportunity to become part of a larger and more diverse family of more than seventy mutual funds. Many of you will be able to exchange your shares among most or all of those funds;

         (ii) Offering access to a broader array of investment products, including a line of fund-of-funds;

         (iii) Offering similar access and servicing arrangements; and

         (iv) Providing opportunities for enhanced returns through combined investment portfolios.

         DESCRIPTION OF THE REORGANIZATION AGREEMENT. The Reorganization Agreement provides that, at the Closing, the assets and liabilities of the Pacific Horizon Funds will be transferred to Nations in exchange for full and fractional Shares of the designated classes of the corresponding Nations Funds, as shown in Table I (see page 2 of this Proxy/Prospectus).

         The Shares issued by each Nations Fund will have an aggregate dollar value equal to the aggregate dollar value of the shares of the respective Pacific Horizon Fund that are outstanding immediately before the Closing. Immediately after the Closing, each Pacific Horizon Fund will distribute the Shares of the Nations Fund received in the Reorganization to its shareholders in liquidation of the Pacific Horizon Fund. Each shareholder owning shares of a particular Pacific Horizon Fund at the Closing will receive Shares of the designated class of the corresponding Nations Fund, and will receive any unpaid dividends or distributions that were declared before the Closing on Pacific Horizon Fund shares. Nations will establish an account for each former shareholder of the Pacific Horizon Funds reflecting the number of Nations Fund Shares distributed to that shareholder. The Shares issued in the Reorganization will be in uncertificated form. NBAI has advised Pacific Horizon and Nations Funds that NationsBank, Bank of America and their affiliates intend, with respect to certain of their fiduciary accounts that currently hold A Shares of a Pacific Horizon Fund, to exchange the Investor A Shares that such accounts would be entitled to receive as a result of the Reorganization for Primary A Shares of the same Fund of equal value at or shortly after Closing.

         As indicated above, shareholders of other Pacific Horizon funds are voting on similar agreements and plans of reorganization that, in a like manner, would provide for the reorganization of those Pacific Horizon funds into designated classes of corresponding portfolios of Nations Fund Trust and Nations Institutional Reserves--other registered investment companies that, together with Nations, comprise a significant part of the Nations Funds Family. Please note that a vote for or against the approval of the Reorganization Agreement includes a vote for or against the reorganization of Pacific Horizon into the Nations Funds Family. If the Reorganization Agreement and the agreements and plans of reorganization affecting the other Pacific Horizon funds are approved and consummated, Pacific Horizon will transfer all of its assets and liabilities, as of the Closing, and all outstanding shares of the Pacific Horizon Funds will be redeemed and canceled in exchange for shares of the Nations Funds Family, and Pacific Horizon will wind up its affairs and apply to be deregistered as an investment company under the 1940 Act and thereafter dissolve under Maryland law.

         The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the related matters described in this Proxy/Prospectus by Pacific Horizon Fund shareholders; approval of the Reorganization of Pacific Horizon by a majority of all of the shares of the funds of Pacific Horizon voting in the aggregate; the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of Nations' counsel addressed to Pacific Horizon that the Nations Fund Shares issued in the Reorganization will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; the receipt of certain letters from independent accountants regarding various financial matters; the receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder; the receipt of a certificate relating to the transition of certain administrative servicing responsibilities to The Bank of New York ("BNY"); the receipt of an exemptive order with respect to Section 9(a) of the 1940 Act by Stephens Inc ("Stephens"); and the parties' performance in all material respects of their respective covenants and undertakings in the Reorganization Agreement. It is possible that a majority of a Pacific Horizon Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of all shareholders of all Pacific Horizon funds does not approve the reorganization of Pacific Horizon. In such a case, the Pacific Horizon Board of Directors will contemplate what further action is appropriate.

         The Reorganization Agreement also provides that NBAI or an affiliate has agreed to assume all customary expenses associated with the Reorganization. The Reorganization Agreement also provides, among other things, that the Reorganization may be abandoned at any time prior to the Closing upon the mutual consent of both Pacific Horizon and Nations, or by either Nations or Pacific Horizon under certain conditions; and that officers of Nations and of Pacific Horizon may amend, modify or supplement the Reorganization Agreement, provided however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Shares of the corresponding Nations Fund to be issued to the shareholders of any Pacific Horizon Fund without obtaining the Pacific Horizon Fund shareholders' further approval.

         The Reorganization Agreement further provides that Nations, on behalf of each Nations Fund will use its best efforts to satisfy the conditions of
Section 15(f) of the 1940 Act. Section 15(f) of the 1940 Act provides that when a change in the control of an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection therewith as long as two conditions are satisfied. First, no "unfair burden" may be imposed on the investment company as a result of the transaction relating to the change of control, or any express or implied terms, conditions or understandings applicable thereto. The term "unfair burden," as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor adviser), or any interested person of any such adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the investment company (other than fees for bona fide principal underwriting services). The second condition is that, during the three-year period immediately following consummation of the transaction, at least 75% of the investment company's board of directors must not be "interested persons" of the investment adviser, within the meaning of the 1940 Act. Nations' agreement in this regard is an assumption of the stated expectation of Pacific Horizon as set forth in the Pacific Horizon proxy statement dated May 15, 1998 relating to the change in control, if any, of Bank of America--the Pacific Horizon Funds' investment adviser--which occurred when NationsBank Corporation and BankAmerica Corporation merged on September 30, 1998.

         PACIFIC HORIZON BOARD CONSIDERATION. At meetings held on July 26 and 27, 1998, the Pacific Horizon Board of Directors was advised that Bank of America and NBAI were considering recommending a consolidation of Pacific Horizon with the Nations Funds Family following the September 30, 1998 merger of NationsBank Corporation with BankAmerica Corporation. The Pacific Horizon Board then met again several times in late 1998 and early 1999 to consider the Reorganization proposal offered by management of Nations, NBAI and its affiliates. In preparation for each meeting, the Directors were provided with detailed information about the Reorganization, the Nations Funds and NBAI. These materials summarized the principal features of the Reorganization, including the intention that the Reorganization be consummated on a tax-free basis for each Fund and its shareholders. In addition, the Pacific Horizon Directors received comparative information about the Pacific Horizon Funds and the corresponding Nations Funds, including but not limited to the following matters: (1) investment objectives and policies; (2) advisory, distribution and other servicing arrangements; (3) expenses (with and without giving effect to current expense limitations), including PRO FORMA expenses relative to peer groups; and
(4) performance relative to peer groups. The Pacific Horizon Directors also were provided with information about NationsBank and its investment advisory organizations, including information regarding those individuals or teams of individuals with responsibility for managing each Nations Fund.

         The Reorganization was unanimously approved by the Pacific Horizon Board of Directors on January 14, 1999.

         During its deliberations, Pacific Horizon's Board of Directors (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Pacific Horizon Funds; (2) the capabilities, practices and resources of NBAI and the Nation Funds' other service providers; (3) the investment advisory and other fees paid by the Nations Funds, and the historical and projected expense ratios of the Nations Funds as compared with those of the Pacific Horizon Funds and industry peer groups; (4) the expected cost-savings for certain of the Pacific Horizon Funds, including other Pacific Horizon funds not described in this Proxy/Prospectus, as a result of the reorganization of Pacific Horizon; (5) the investment objectives, policies and limitations of the Nations Funds and their relative compatibility with those of the Pacific Horizon Funds; (6) the historical investment performance records of the Pacific Horizon Funds and the Nations Funds, relative to each other and relative to peer groups; (7) the shareholder services offered by Nations; (8) the terms and conditions of the Reorganization Agreement, including those provisions that were intended to avoid dilution of the interests of Pacific Horizon Fund shareholders; (9) the anticipated tax consequences of the Reorganization for the respective Pacific Horizon Funds and their shareholders; (10) the number of investment portfolio options that would be available to shareholders after the Reorganization; (11) the viability of any Pacific Horizon Fund on a stand-alone basis apart from the Nations Funds Family; and (12) the potential benefits of the Reorganization to other persons, especially NBAI and its affiliates. The Pacific Horizon Board also considered NBAI's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of NBAI's managerial resources and enhance generally operational efficiencies and focus with respect to the mutual funds advised by NBAI.

         With respect to each Nations Fund (except Investor A and Investor B Shares of the Nations Small Company Growth Fund), Pacific Horizon's Directors further noted that the per share annualized total operating expense ratios after the Reorganization, taking into account voluntary fee waivers, would be higher than those of the corresponding Pacific Horizon Funds before the Reorganization. See "Table II--Total Expense Information" and Appendix II for more information. It also noted that NBAI or an affiliate would assume all customary expenses associated with the Reorganization and that NBAI would commit to waive fees and/or reimburse expenses as needed to ensure that, for one year from the date of the Reorganization, the Nations Funds total operating expense ratios will not exceed the PRO FORMA after waiver expense ratios shown in Table II, absent a determination by the Nations Board that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense ratios. In addition, it noted that NBAI would agree to waive fees and/or reimburse expenses, as needed, to ensure that the total operating expense ratio of any Pacific Horizon Fund that is not reorganized into a corresponding Nations Fund on the closing date of the reorganization of the other Pacific Horizon Funds into corresponding Nations Funds will not, for one year from such date, exceed such Fund's current expense ratio as shown in Table II, absent a determination by the Pacific Horizon Board that extraordinary circumstances or a material reduction in Fund assets that impacts expense levels has occurred that has made it appropriate to permit an increase in expense levels.

         After consideration of the foregoing and other factors, the Pacific Horizon Directors unanimously determined that the Reorganization is in the best interest of the shareholders of Pacific Horizon, and that the interest of the existing shareholders of Pacific Horizon will not be diluted as a result of such Reorganization.

         CAPITALIZATION. The following table sets forth, as of September 30, 1998: (1) the capitalization of each of the Pacific Horizon Funds; (2) the capitalization of each of the corresponding Nations Funds; and (3) the PRO FORMA capitalization of each of the Nations Funds as adjusted to give effect to the Reorganization. The capitalization of each Pacific Horizon Fund and Nations Fund is likely to be different at the Closing as a result of daily share purchase and redemption activity in the Pacific Horizon Funds and Nations Funds as well as the effects of the other ongoing operations of the respective Funds prior to Closing.

                                    TABLE III

                    CAPITALIZATION (AS OF SEPTEMBER 30, 1998)

         1. The table below reflects current and PRO FORMA capitalization information for the combination of the Pacific Horizon Aggressive Growth Fund with Nations Small Company Growth Fund.

                                                                                            NET ASSET VALUE
                                             TOTAL NET ASSETS      SHARES OUTSTANDING           PER SHARE


Pacific Horizon Aggressive Growth Fund         $161,891,898             9,724,276                $16.65
                                                (A Shares)             (A Shares)              (A Shares)
                                                 $227,442                13,673                  $16.63
                                                (B Shares)             (B Shares)              (B Shares)
                                                $3,052,866               185,539                 $16.45
                                                (K Shares)             (K Shares)              (K Shares)

Nations Small Company Growth Fund              $14,507,000              1,389,496                $10.44
                                               (Investor A)           (Investor A)            (Investor A)
                                                $4,343,000               421,682                 $10.30
                                               (Investor B)           (Investor B)            (Investor B)
                                                $1,909,000               183,252                 $10.42
                                               (Investor C)           (Investor C)            (Investor C)

PRO FORMA Combined Fund                        $176,398,898            16,896,383                $10.44
                                                (A Shares/             (A Shares/              (A Shares/
                                               Investor A)             Investor A)             Investor A)
                                                $4,570,442               443,764                 $10.30
                                                (B Shares/             (B Shares/              (B Shares/
                                               Investor B)             Investor B)             Investor B)
                                                $4,961,866               476,233                 $10.42
                                                (K Shares/             (K Shares/              (K Shares/
                                               Investor C)             Investor C)             Investor C)

         2. The table below reflects current and PRO FORMA capitalization information for the combination of the Pacific Horizon International Equity Fund with Nations International Equity Fund.

                                                                                            NET ASSET VALUE
                                             TOTAL NET ASSETS      SHARES OUTSTANDING           PER SHARE


Pacific Horizon International Equity           $36,332,776              3,914,562                 $9.28
Fund                                            (A Shares)             (A Shares)              (A Shares)
                                                 $144,691                15,632                   $9.26
                                                (B Shares)             (B Shares)              (B Shares)
                                                 $693,669                75,649                   $9.17
                                                (K Shares)             (K Shares)              (K Shares)

Nations International Equity Fund               $9,836,000               772,963                 $12.73
                                               (Investor A)           (Investor A)            (Investor A)
                                               $27,251,000              2,165,645                $12.58
                                               (Investor B)           (Investor B)            (Investor B)
                                                 $768,000                61,956                  $12.40
                                               (Investor C)           (Investor C)            (Investor C)

PRO FORMA Combined Fund                        $46,168,776              3,627,070                $12.73
                                                (A Shares/             (A Shares/              (A Shares/
                                               Investor A)             Investor A)             Investor A)
                                               $27,395,691              2,177,147                $12.58
                                                (B Shares/             (B Shares/              (B Shares/
                                               Investor B)             Investor B)             Investor B)
                                                $1,461,669               117,897                 $12.40
                                                (K Shares/             (K Shares/              (K Shares/
                                               Investor C)             Investor C)             Investor C)

         3. The table below reflects current and PRO FORMA capitalization information for the combination of the Pacific Horizon U.S. Government Securities Fund with Nations Government Securities Fund.

                                                                                             NET ASSET VALUE
                                             TOTAL NET ASSETS      SHARES OUTSTANDING           PER SHARE


Pacific Horizon U.S. Government                $66,988,100              6,989,633                 $9.58
Securities Fund                                 (A Shares)             (A Shares)              (A Shares)
                                                $1,289,612               134,497                  $9.59
                                                (K Shares)             (K Shares)              (K Shares)

Nations Government Securities Fund             $22,349,000              2,167,616                $10.31
                                               (Investor A)           (Investor A)            (Investor A)
                                                 $250,000                24,209                  $10.31
                                               (Investor C)           (Investor C)            (Investor C)

PRO FORMA Combined Fund                        $89,337,100              8,665,007                $10.31
                                                (A Shares/             (A Shares/              (A Shares/
                                               Investor A)             Investor A)             Investor A)
                                                $1,539,612               149,293                 $10.31
                                                (K Shares/             (K Shares/              (K Shares/
                                               Investor C)             Investor C)             Investor C)

         FEDERAL INCOME TAX CONSIDERATIONS. Each Nations Fund and each Pacific Horizon Fund intends to qualify as of the Closing, as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Pacific Horizon Fund and each corresponding Nations Fund has been, and expects to continue to be, relieved of federal income tax liability.

         Consummation of the Reorganization with respect to each Pacific Horizon Fund and the corresponding Nations Fund is subject to the condition that Pacific Horizon and Nations receive an opinion from Morrison & Foerster LLP substantially to the effect that, for federal income tax purposes: (i) the transfer of all of the assets and liabilities of a Pacific Horizon Fund to the corresponding Nations Fund in exchange for the Nations Fund Shares, and the distribution of those Nations Fund Shares to shareholders of the Pacific Horizon Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Pacific Horizon Fund and the Nations Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code in respect of the Reorganization; (ii) no gain or loss will be recognized by the Pacific Horizon Fund upon the transfer of its assets and liabilities to the Nations Fund solely in exchange for the Nations Fund Shares; (iii) no gain or loss will be recognized by the Nations Fund upon the receipt of the assets and assumption of liabilities of the Pacific Horizon Fund solely in exchange for the Nations Fund Shares; (iv) the basis of the Pacific Horizon Funds' assets received by the Nations Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Pacific Horizon Fund immediately prior to the Reorganization; (v) the holding period of the Pacific Horizon Fund's assets in the hands of the Nations Fund will include the period for which such assets have been held by the Pacific Horizon Fund; (vi) no gain or loss will be recognized by the Pacific Horizon Fund on the distribution to its shareholders of the Nations Fund Shares; (vii) no gain or loss will be recognized by the shareholders of the Pacific Horizon Fund upon their receipt of the Nations Fund Shares in exchange for such shareholders' shares of the Pacific Horizon Fund; (viii) the basis of the Nations Fund Shares received by the shareholders of the Pacific Horizon Fund will be the same as the basis of the Pacific Horizon Fund shares surrendered by such shareholders pursuant to the Reorganization; (ix) the holding period for the Nations Fund Shares received by the Pacific Horizon Fund shareholders will include the period during which such shareholders held the Pacific Horizon Fund shares surrendered in exchange therefor, provided that such Pacific Horizon Fund shares are held as a capital asset in the hands of the Pacific Horizon Fund shareholders on the date of the exchange; and (x) each Nations Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Pacific Horizon Fund as of the Closing Date, subject to the conditions and limitations specified in the Code. Shareholders of the Pacific Horizon Funds should note, however that the sale of securities by the Pacific Horizon Funds prior to the Closing whether in the ordinary course of business or in anticipation of the Closing, could result in a taxable capital gains distribution prior to the Closing.

         Nations and Pacific Horizon have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the Reorganization. The opinion of Morrison & Foerster LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

         OTHER MATTERS. NBAI has recommended to the Nations Board that two Directors from the Pacific Horizon Board be added to the Nations Board. The Nations Board is expected to consider such recommendation shortly.

         In addition, under a retirement plan approved by the Pacific Horizon Board, several Pacific Horizon Directors who have been in office for a specified period of time are entitled to retirement benefits following death, resignation or termination. The payment terms and the formula for calculating the amount of the retirement benefits are set forth in Pacific Horizon's statement of additional information. Because the Reorganization contemplates the dissolution of Pacific Horizon, it is being considered a termination of all the Pacific Horizon Directors. Such Directors will, therefore, receive retirement benefits following the Reorganization. NBAI will contribute to Pacific Horizon the amount of any shortfall to the extent that payments of benefits exceed the amount that was accrued.

                    COMPARISON OF PACIFIC HORIZON AND NATIONS

         INVESTMENT OBJECTIVES AND POLICIES. The investment objectives, policies and restrictions of the Pacific Horizon Funds are, in general, similar to those of their corresponding Nations Fund. They are summarized in Appendix III. There are, however, certain differences. A brief summary of the more significant differences follows. In addition, it is expected that Nations Funds shareholders will be asked in mid-1999 to approve certain changes to the investment policies and restrictions of certain Nations Funds. These changes, if approved, would not alter the primary investment strategy of any such Nations Funds.

         PACIFIC HORIZON AGGRESSIVE GROWTH FUND/NATIONS SMALL COMPANY GROWTH FUND. The objectives, policies and restrictions for these Funds are substantially similar. Both Funds invest in equity securities, typically of smaller-capitalization companies and both Funds may invest in debt securities, although the Nations Small Company Growth Fund will typically not invest more than 10% of its assets in debt securities. The Pacific Horizon Aggressive Growth Fund does not limit its investments in debt securities during temporary defensive periods. Additionally, while both the Pacific Horizon Aggressive Growth Fund and Nations Small Company Growth Fund invest primarily in equity securities of small capitalization companies, the Pacific Horizon Aggressive Growth Fund is not limited to such investments by percentage limit of total assets or by a limitation relating to the capitalization of the companies in which it invests. In contrast, the Nations Small Company Growth Fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less.

         PACIFIC HORIZON INTERNATIONAL EQUITY FUND/NATIONS INTERNATIONAL EQUITY FUND. While the Pacific Horizon Fund will, under normal circumstances, invest at least 80% of its assets in foreign equity securities and may invest up to 20% of its total assets in convertible bonds and debt securities, the Nations Fund may invest only 65% of its assets in foreign equity securities, and may invest up to 35% of its assets in debt securities. As noted in more detail below (see "Comparison of Pacific Horizon and Nations - Investment Advisory Services"), it is anticipated that the Nations International Equity Fund would be served by three investment sub-advisers prior to the Reorganization. However, no material change in the Fund's investment objective, policies or restrictions is expected.

         PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND/NATIONS GOVERNMENT SECURITIES FUND. Under normal conditions, the Nations Fund expects to maintain an average dollar-weighted portfolio maturity of between 5 and 30 years and a duration in the range of 3.5 years. The typical maturity of the portfolio securities in the Pacific Horizon Fund is between 2 and 4 years.

         The investment objectives, strategies and policies of the Pacific Horizon Funds and Nations Funds are more fully discussed in Appendix III. Additional information about the investment policies and restrictions of the Nations Funds and the Pacific Horizon Funds is included in their respective prospectuses and statements of additional information, which have been incorporated herein by reference.

         MANAGEMENT'S DISCUSSION OF NATIONS FUND PERFORMANCE. A discussion by Fund management of the Nations Funds' performance for their most recent fiscal years can be found at Appendix V.

         INVESTMENT ADVISORY SERVICES. Currently NBAI serves as investment adviser to the Nations Funds and TradeStreet serves as investment sub-adviser to the Nations Small Company Growth Fund and Nations Government Securities Fund. Nations International Equity Fund is currently sub-advised by Gartmore. Both NBAI and TradeStreet are wholly owned subsidiaries of NationsBank, which in turn is an indirect wholly owned banking subsidiary of BankAmerica Corporation. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank and Gartmore U.S. Limited, an indirect wholly owned subsidiary of Gartmore Investment Management plc, a UK company. The Strategic Growth Management Team of TradeStreet is responsible for the day-to-day management of Nations Small Company Growth Fund. Scott A. Billeadeau, who is responsible for managing the Pacific Horizon Aggressive Growth Fund, is a member of The Strategic Growth Management Team of TradeStreet, which is managing Nations Small Company Growth Fund. The Fixed Income Management Team of TradeStreet is responsible for the day-to-day management of Nations Government Securities Fund. Philip Ehrmann and Seok Teoh of Gartmore are co-portfolio managers of Nations International Equity Fund.

         Gartmore Global Partners currently serves as the investment sub-advisor to Nations International Equity Fund. At a Nations Board meeting held on December 2, 1998, new investment sub-advisory arrangements were proposed and approved for Nations International Equity Fund whereby the Fund would be sub-advised by three investment sub-advisors. Pursuant to the new arrangements, Gartmore Global Partners, INVESCO Global Asset Management (N.A.), Inc. and Putnam Investment Management, Inc. would each be responsible for managing approximately one-third of the Fund's assets and each investment sub-adviser would receive fees based upon the actual amount of assets managed by such investment sub-adviser. The fees to each investment sub-adviser would be paid by NBAI and the new arrangements would not result in an increase in Nations International Equity Fund's advisory fee level. It is anticipated that these new investment sub-advisory arrangements will be submitted to the shareholders of Nations International Equity Fund for their approval. If the shareholders approve the new arrangements, they are expected to become effective prior to the Closing. If the shareholders do not approve the new arrangements, the current arrangement would remain in effect. Information about Gartmore Global Partners and the current investment sub-advisory arrangement is included in the prospectus for the International Equity Fund. Additional information about INVESCO Global Asset Management (N.A.), Inc, and Putnam Investment Management, Inc. and the new investment sub-advisory arrangements is included in Appendix VI.

         The following table shows the contractual investment advisory and, where applicable, sub-advisory fee ratios, both before and after waivers. The table also shows the respective investment advisory and sub-advisory fee rates paid to the investment adviser and sub-adviser after taking into account voluntary fee waivers, for each Pacific Horizon Fund (as of September 30, 1998) and corresponding Nations Fund (as of September 30, 1998). The Nations Funds' investment advisory fees as of September 30, 1998, however, have been adjusted to reflect a Board-approved reduction in the advisory fee rates under the investment advisory contracts. The investment advisory fees shown are expected to become effective in May 1999, at or prior to the closing of the Reorganization.

                                    TABLE IV

              INVESTMENT ADVISORY AND SUB-ADVISORY FEE INFORMATION

PACIFIC HORIZON FUND       ADVISORY & SUB-ADVISORY       CORRESPONDING NATIONS FUND ADVISORY & SUB-ADVISORY
FEES                       BEFORE/ AFTER WAIVERS         FEES                       BEFORE/ AFTER WAIVERS


Aggressive Growth Fund                                   Small Company Growth Fund
       Advisory Fee        0.60%/0.60%                          Advisory Fee        0.90%/0.90%
                                                                Sub-Advisory Fee    0.25%/0.25%
                                                                 (Paid by Adviser out of its Advisory fee)


International Equity Fund                                International Equity Fund
       Advisory Fee            0.75%/0.00%                      Advisory Fee        0.80%/0.80%
       Sub-Advisory Fee        0.40% of first                   Sub-Advisory Fee    0.70%/0.70%
       (paid by Adviser out    $50 million; plus                (Paid by Adviser out of its Advisory fee)
       its advisory fee)       0.30% of the next $100
                               million; plus 0.25% of
       next                    $350 million; plus 0.20%
       of                      assets in excess of
                               $500 million/0.12%


U.S. Government Securities Fund                          Government Securities Fund
       Advisory Fee        0.35%/0.11%                          Advisory Fee        0.50%/0.50%
                                                                Sub-Advisory Fee    0.15%/0.15%
                                                                 (Paid by Adviser out of its Advisory fee)

         OTHER SERVICE PROVIDERS FOR PACIFIC HORIZON AND NATIONS. Pacific Horizon and Nations have different service providers. Upon completion of the Reorganization, Nations will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar.

                                      Pacific Horizon Funds                  Nations Funds
Distributor                           Provident Distributors, Inc.           Stephens
                                      ("Provident")
Administrator                         Bank of America                        Stephens and NBAI
Sub-Administrator                     PFPC, Inc.                             BNY
Transfer Agent                        PFPC, Inc.                             First Data Investor Services Group,
                                                                             Inc.
Sub-Transfer Agent                    N/A                                    NationsBank
Custodian                             PFPC Trust Company (International      BNY
                                      Equity Fund Only)

                                      BNY (All Others)
Independent Accountants               PricewaterhouseCoopers LLP             PricewaterhouseCoopers LLP

         Stephens currently serves as the Nations Funds' distributor. Pursuant to Section 9(a) of the 1940 Act, Stephens could be disqualified from serving as such. The SEC has granted a temporary exemption from the provisions of Section 9(a). Stephens has applied for a permanent exemption and anticipates receiving such an exemption shortly.

         SALES LOADS, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE PACIFIC HORIZON FUNDS

         A SHARES. Pacific Horizon has adopted a Shareholder Services Plan for A Shares, under which the A Shares of each Pacific Horizon Fund reimburse Pacific Horizon's distributor--Provident for shareholder servicing fees that Provident pays to various service organizations whose customers own A Shares. Payments made under the Shareholder Services Plan for A Shares, also cover shareholder services provided by Provident and for support services provided to the beneficial owners of Pacific Horizon Fund shares. Under the Plan, payments by a Pacific Horizon Fund may not exceed 0.25% (annualized) of the average daily net assets of such Fund's A Shares. Excluded from this calculation, however, are all shares acquired via a transfer of assets from trust and agency accounts at Bank of America. Class A Shares charge a front-end sales load. The maximum front-end sales load charged for each Pacific Horizon Fund's A Shares is set forth in Appendix II. Sales load reduction and waiver categories, which differ from those applicable to Investor A Shares of the corresponding Nations Funds, are described in Appendix III. Certain purchases of A Shares of $1,000,000 or more are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions made within 18 months of purchases made before November 16, 1998 or 1% on redemptions made within 1 year of purchases made on or after November 16, 1998, declining to .50% in the second year and eliminated thereafter; Investor A shares of the corresponding Nations Fund received in exchange for such shares will be subject to the same CDSC of 1% on redemptions made within 1 year of purchase, declining to .50% in the second year and eliminated thereafter. For all cases, former Class A shareholders will be credited for the period of time from the original date of purchase of their shares for purposes of determining the amount of their CDSC, if any.

         B SHARES. Pacific Horizon has adopted a Distribution and Services Plan for B Shares, under which the B Shares of each Pacific Horizon Fund reimburse Bank of America for distribution related expenses and for shareholder servicing expenses. Distribution expenses include expenses incurred in connection with advertising and marketing the Funds' B Shares; payments to service organizations for assistance in connection with the distribution of B Shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Funds except those used for regulatory purposes or distributed to existing shareholders. Shareholder servicing expenses include expenses incurred in connection with shareholder services provided by Bank of America and Provident and payments to such organizations for the provision of support services with respect to beneficial owner of B Shares. Under the Distribution and Services Plan, payments by a Pacific Horizon Fund for distribution expenses may not exceed 0.75% (annualized), of the average daily net assets of such Fund's B Shares. Under the Distribution and Services Plan for B Shares, payments for shareholder servicing expenses may not exceed 0.25% (annualized) of the average daily net assets of a Fund's B Shares. The total of all 12b-1, administrative and shareholder servicing fees may not exceed, in the aggregate, 1.00% (annualized) of the average daily net assets of a Fund's B Shares. Class B Shares are offered at net asset value per share without the imposition of a front-end sales load. There is a maximum CDSC of 5% on redemptions of B Shares made within 1 year of purchase declining to 1% in the sixth year and eliminated thereafter; Investor B Shares of the corresponding Nations Fund received in exchange for such shares will be subject to the same CDSC. For all cases, former Class B shareholders will be credited for the period of time from the original date of purchase of their shares for the purposes of determining the amount of their CDSC, if any.

         K SHARES. Pacific Horizon has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which K Shares of a Pacific Horizon Fund reimburse Provident for services rendered and costs incurred in connection with distribution of K Shares. Distribution expenses include expenses incurred in connection with advertising and marketing the Funds' K Shares; payments to service organizations for assistance in connection with the distribution of K Shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Funds (except those used for regulatory purposes or distributed to existing shareholders). Under the Distribution Plan, payments by a Pacific Horizon Fund for distribution expenses may not exceed 0.75% (annualized), of the average daily net assets of such Fund's K Shares.

         Pacific Horizon also has adopted an Administrative and Shareholder Services Plan for K Shares, under which K Shares of a Pacific Horizon Fund reimburse Provident for administrative and shareholder servicing fees that Provident pays to various services organizations whose customers own K Shares. Administrative servicing expenses include expenses incurred in connection with administrative services provided by Provident and payments to service organizations for the provision of administrative services to beneficial owners of K shares, such as establishing and maintaining accounts and records relating to their clients who invest in K Shares, providing information to the Funds necessary for accounting or sub-accounting and providing statements periodically to clients showing their position in K Shares. Under the Administrative and Shareholder Services Plan for K Shares, payments for shareholder servicing expenses may not exceed 0.25% (annualized) of the average daily net assets of a Fund's K Shares and payments for administrative servicing expenses may not exceed 0.75% (annualized) of the average daily net assets of the Fund's K Shares.

         The total of all fees under the Distribution Plan and the Administrative and Shareholder Services Plan may not exceed, in the aggregate, 1.00% (annualized) of the average daily net assets of a Fund's K Shares. Class K Shares are offered at net asset value per share with no front-end sales load or contingent deferred sales charge.

         SALES LOADS, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE NATIONS FUNDS.

         INVESTOR A SHARES. Nations has adopted a Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor A Shares. The Investor A Plan provides that each Fund may pay its distributor Stephens banks, broker/dealers or other financial institutions that offer Shares of the Fund and that have entered into a Sales Support Agreement with Stephens ("Selling Agents") or a Shareholder Servicing Agreement with Nations ("Servicing Agents"), up to 0.25% (annualized) of the average daily net asset value of the Investor A Shares. Investor A Shares charge a front-end sales load. The maximum front-end sales load charged for each Nations Fund's Investor A Shares is set forth in Appendix II. Sales load reduction and waiver categories, which differ from those applicable to Class A Shares of the corresponding Pacific Horizon Funds, are described in Appendix III and the accompanying Prospectus(es). Purchases of $1 million or more of Investor A Shares that are purchased at net asset value are subject to a maximum deferred sales charge of 1% of the lower of the original purchase price or redemption proceeds, if redeemed within 1 year of purchase declining to .50% in the second year and eliminated thereafter. Investor A Shares that were purchased by investors investing $1 million or more between July 31, 1997 and November 15, 1998 are subject to a 1% redemption fee if the Investor A Shares are held less than 18 months. Investor A Shares of the Nations Fund received in exchange for Class A Shares will be subject to the CDSC. For all cases, former Class A shareholders will be credited for the period of time from the original date of purchase of their shares for the purposes of determining the amount of their CDSC, if any.

         INVESTOR B SHARES. Nations has adopted a Distribution Plan and a Shareholder Servicing Plan with respect to Investor B Shares of the Nations Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor B Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Directors, provided that the annual rate may not exceed 0.75% of the average daily net asset value of the Funds' Investor B Shares. The fees payable under the Distribution Plan are used to, among other things, compensate Selling Agents for providing sales support assistance relating to Investor B Shares. The Directors of Nations also have approved a Shareholder Servicing Plan for the Nations Funds which permits the Fund to compensate Servicing Agents for services provided to their customers that own Investor B Shares. Payments under the Shareholder Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Investor B Shares. Investor B Shares are offered at net asset value per share without the imposition of a front-end sales load. There is a maximum CDSC of 5% on redemptions of Investor B Shares made within 1 year of purchase declining to 1% in the sixth year and eliminated thereafter; Investor B Shares of the Nations Fund received in exchange for Class B Shares will be subject to the CDSC. For all cases, former Class B shareholders will be credited for the period of time from the original date of purchase of their shares for the purposes of determining the amount of their CDSC, if any.

         INVESTOR C SHARES. Nations has adopted a Distribution Plan with respect to Investor C Shares of the Nations Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Directors of Nations, provided that the annual rate may not exceed 0.75% of the average daily net assets of the Funds' Investor C Shares. The fees payable under the Distribution Plan are used to, among other things, compensate Selling Agents for providing sales support assistance relating to Investor C Shares. The Directors of Nations also have approved a shareholder servicing plan ("Servicing Plan") for the Funds which permits the Fund to compensate Servicing Agents for services provided to their customers that own Investor C Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Investor C Shares. However, Investor C Shares purchased after January 19, 1999 are subject to a CDSC of 1% (if redeemed within one year of purchase). No CDSC will apply to Investor C Shares issued in the Reorganization.

         ADMINISTRATION AGREEMENTS. The Pacific Horizon Funds have entered into a co-administration agreement with Bank of America. Stephens serves as co-administrator to Nations Funds. Effective December 1, 1998, NBAI began serving as co-administrator to Nations Funds with Stephens, and BNY began serving as sub-administrator. Under the new administration arrangements, which will become effective for the Nations Funds on a Fund by Fund basis during the fourth quarter of 1998 and the first quarter of 1999, Stephens and NBAI provide various administrative, accounting and corporate secretarial services and BNY assists NBAI in performing certain administrative and accounting services.

         SHAREHOLDER TRANSACTIONS AND SERVICES. The Pacific Horizon Funds and the corresponding Nations Funds offer generally similar shareholder services and transactions. There are, however, some differences. For example, the minimum initial investment for A, B and K Shares of the Pacific Horizon Funds is generally $500 while the minimum initial investment for the Investor A, Investor B and Investor C Shares of the Nations Funds, is generally $1,000. Also, each Pacific Horizon Fund generally requires a $500 minimum account balance, while Nations requires a $1,000 minimum balance. Another difference is that Pacific Horizon provides check-writing privileges on all A, B and K Shares of the U.S. Government Securities Fund, while Nations does not provide check-writing privileges on Investor A, Investor B and Investor C Shares of the Nations Funds (although Nations does provide check-writing privileges on certain shares of its money market funds). Additionally, Nations does not offer Teletrade--a service currently offered Pacific Horizon Fund shareholders that allows shareholders to authorize electronic transfers of money to purchase shares in or redeem shares from an established Fund account. For a detailed comparison of shareholder transactions and services see Appendix IV.

         The Pacific Horizon Funds and the corresponding Nations Funds also offer generally similar exchange privileges, with some differences. One difference is that not all Pacific Horizon Fund shares that may currently be exchanged for shares of Pacific Horizon California Tax-Exempt Money Market Fund will, following the Reorganization, be exchangeable for shares of Nations California Tax-Exempt Reserves. Another difference is that shares of Pacific Horizon money market funds acquired in an exchange from shares of Pacific Horizon non-money market funds that were subject to a sales load at the time of original purchase, will no longer be freely exchangeable into a Nations Funds non-money market fund following the Reorganization. Accordingly, certain shareholders seeking to sell such money market fund shares and purchase shares of Nations non-money market funds may be subject to an additional sales load. In addition, shares of Time Horizon Funds will no longer be available for exchange following the Reorganization.

         FEES AND EXPENSES. Shareholders of A Shares and B Shares of the Pacific Horizon Aggressive Growth Fund will experience lower total operating expenses after the Reorganization. Shareholders of K shares of the Pacific Horizon Aggressive Growth Fund,; A Shares, B Shares and K Shares of the Pacific Horizon International Equity Fund; and A Shares and K Shares of the Pacific Horizon U.S. Government Securities Fund will experience higher total operating expenses after the Reorganization because certain Pacific Horizon Fund service providers currently waive fees and/or reimburse expenses. For example, Bank of America currently waives all of the fees that it is entitled to receive for providing investment advisory services to the Pacific Horizon International Equity Fund and a substantial portion of the fees it is entitled to receive for services provided to the Pacific Horizon U.S. Government Securities Fund. This subsidization results in Bank of America and other service providers furnishing services to certain classes of the Pacific Horizon Funds at a loss.

         The subsidization has benefited those Pacific Horizon International Equity and U.S. Government Securities Fund shareholders in that they have enjoyed total operating expenses below the median ratios of other comparable mutual funds. Bank of America has informed Pacific Horizon that Bank of America would have reduced this subsidization as the Funds reached larger asset levels, such as the asset levels that will likely be attained by the Nations Funds after the Reorganization. NBAI has informed Pacific Horizon that for this reason, NBAI will not waive fees or reimburse expenses to the same extent as Bank of America has for the Pacific Horizon Funds.

         Due to reductions in waivers and/or reimbursements, Pacific Horizon Fund shareholders other than those holding A or B Shares of the Aggressive Growth Fund are expected to experience higher total fund operating expenses after the Reorganization. See "Table II--Total Expense Information" and "Appendix II--Expense Summaries of the Pacific Horizon Funds and Corresponding Nations Funds" for more information. It is important, however, to consider that all total operating expense ratios for the Nations Funds are within the range of total operating expense ratios of comparable funds. Moreover, NBAI has undertaken to waive fees and/or reimburse expenses as needed to ensure that, for at least one year after the Reorganization, the Nations Funds' total operating expense ratios, will not exceed the PRO FORMA after waiver ratios shown in Table II above, absent a determination by the Nations Funds' Board that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense levels. There can be no assurance that such expense ratios will continue after this commitment expires. For detailed PRO FORMA expense information, see Appendix II.

         SHARE STRUCTURE. Both Pacific Horizon and Nations are registered as open-end management investment companies under the 1940 Act. Currently, Pacific Horizon offers seventeen funds. The Nations Funds Family, which includes several registered investment companies, currently offers sixty-one funds and will offer over seventy funds immediately after the Reorganization.

         Pacific Horizon was organized as a Maryland corporation on October 27, 1982. It is subject to the provisions of its Charter and By-Laws. Like Pacific Horizon, Nations also is a Maryland corporation and was organized on December 3, 1983 (although it had no operations until December 15, 1986) and is subject to the provisions of its Charter and By-Laws. Both Pacific Horizon's and Nations' Charters authorize their respective Board of Directors to issue full and fractional shares of capital stock ($0.001 par value per share) and to classify and reclassify any authorized and unissued shares into one or more series or classes. Shares of both the Pacific Horizon Funds and Nations Funds are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Pacific Horizon Fund shareholders generally have cumulative voting rights to the extent that may be required by applicable law. Additionally, shareholders will vote in the aggregate and not by class or series, except as required by law (or when permitted by the Pacific Horizon Board of Directors). Nations shareholders do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for the election of Directors may elect all of the members of the Board of Directors of Nations. Nations shareholders also vote in the aggregate and not by class or series, except as required by law (or permitted by the Pacific Horizon Board of Directors.)

         Additional information concerning the attributes of the shares issued by the Pacific Horizon Funds and Nations Funds is included in their respective prospectuses, which are incorporated herein by reference. Information about the dividend and distribution policies of both the Pacific Horizon Funds and Nations Funds can be found in Appendix IV.

         In addition, it is expected that Nations Funds shareholders will be asked to approve a change in the corporate structure of Nations, including possibly from a Maryland Corporation to a Delaware business trust and the reorganization of several registered investment companies in the Nations Funds Family with Nations. This change, if required approvals are obtained, would allow those registered investment companies to operate as a single registered investment company, thereby potentially permitting the Nations Funds Family to operate with increased efficiency.

                                 VOTING MATTERS

         GENERAL INFORMATION. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Board of Directors of Pacific Horizon. It is expected that the solicitation of proxies will be primarily by mail. OFFICERS AND SERVICE CONTRACTORS OF PACIFIC HORIZON AND NATIONS MAY ALSO SOLICIT PROXIES BY TELEPHONE OR OTHERWISE. In this connection, Pacific Horizon has retained ADP Proxy Services to assist in the solicitation of proxies for the Reorganization. Shareholders may vote (1) by mail, by marking, signing, dating and returning the enclosed Proxy Ballot in the enclosed postage-paid envelope; (2) by telefacsimile, by marking, signing, dating and faxing the enclosed Proxy Ballot to ADP Proxy Services at (704) 388-2641; or (3) by touchtone voting at (800) 690-6903; or 4) by on-line voting at www.proxyvote.com. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Pacific Horizon a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

         Any expenses incurred as a result of hiring ADP Proxy Services or any other proxy solicitation agent will be borne by NBAI or its affiliates.

         Only shareholders of record at the close of business on January 14, 1999 will be entitled to vote at the Meeting. On that date, the following Pacific Horizon Shares were outstanding and entitled to be voted.

NAME OF PACIFIC HORIZON FUND AND CLASS                   SHARES ENTITLED TO VOTE

AGGRESSIVE GROWTH FUND
        A Shares..........................................   9,365,169.2
        B Shares..........................................             2
        K Shares..........................................     19,202.10
                                                              228,136.86

INTERNATIONAL EQUITY FUND
        A Shares..........................................   3,729,245.3
        B Shares..........................................             1
        K Shares..........................................     20,962.64
                                                               84,480.03
U.S. GOVERNMENT SECURITIES FUND
        A Shares........................................     6,717,942.9
        K Shares........................................               1
                                                              160,372.96

         Each whole and fractional share of a Pacific Horizon Fund is entitled to a whole or fractional vote.

         If the accompanying proxy is executed and returned in time for the Meeting, the Shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

         SHAREHOLDER AND BOARD APPROVALS. The Reorganization Agreement is being submitted for approval at the Meeting by Pacific Horizon's shareholders pursuant to Pacific Horizon's Charter and By-Laws, and was unanimously approved by the Pacific Horizon Board of Directors at a meeting held on January 14, 1999. The Reorganization Agreement must be approved by a majority of the outstanding shares of each Pacific Horizon Fund and the reorganization of Pacific Horizon must be approved by a majority of the outstanding shares of all the funds of Pacific Horizon, including those funds that are not part of this Proxy/Prospectus. A vote for the Reorganization Agreement includes a vote for the reorganization of Pacific Horizon; correspondingly, a vote against the Reorganization Agreement is a vote against the reorganization of Pacific Horizon. Separate proxy solicitation materials are being mailed to the shareholders of all other series of Pacific Horizon seeking the approval of similar agreements and plans of reorganization and also Pacific Horizon's reorganization.

         The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than all of the Pacific Horizon Funds, the failure of a Pacific Horizon Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other Pacific Horizon Funds. It is possible that a majority of a Pacific Horizon Fund's shares may approve the Reorganization Agreement while a sufficient majority of all shares of Pacific Horizon funds voting in the aggregate do not vote to approve the reorganization of Pacific Horizon. In such a case, the Board of Directors will contemplate what further action is appropriate.

         With respect to the approval of the Reorganization Agreement, the term "majority of the outstanding shares" of Pacific Horizon or a Pacific Horizon Fund means more than 50% of the outstanding shares of Pacific Horizon or the particular Pacific Horizon Fund. The vote of the shareholders of the Nations Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.

         PRINCIPAL SHAREHOLDERS. As of January 14, 1999, the officers and Directors of Pacific Horizon as a group owned or controlled less than 1% of any Pacific Horizon Funds. As of January 14, 1999, the officers and Directors of Nations as a group owned or controlled less than 1% of any Nations Fund. Table V(A) shows the name, address and share ownership of each person known to Pacific Horizon to have beneficial or record ownership with respect to 5% or more of a class of a Pacific Horizon Fund as of January 14, 1999. Table V(B) shows the name, address and share ownership of each person known to Nations to have beneficial or record ownership with respect to 5% or more of a class of a Nations Fund as of January 14, 1999.

                                   TABLE V(A)

                                                    CLASS; AMOUNT                                  PERCENTAGE
PACIFIC HORIZON        NAME AND                     OF SHARES OWNED;     PERCENTAGE   PERCENTAGE    OF FUND
FUND                   ADDRESS                      TYPE OF OWNERSHIP     OF CLASS      OF FUND    POST-CLOSING
----                   -------                      -----------------     --------      -------    ------------
Pacific Horizon        PACO                         A; 814,196.60;        8.68%           8.47%        1.76%
Aggressive Fund        Attn Mutual Funds            record
                       PO Box 513577
                       Los Angeles, CA  90051

                       BA Investment Services Inc.  B; 1,271.70;          6.73%           0.01%        0.00%
                       FBO 310087091                record
                       185 Berry St.
                       3rd Floor 12640
                       San Francisco, CA  94107

                       BA Investment Services Inc.  B; 1,250.51;          6.62%           0.01%        0.00%
                       FBO 720514691                record
                       185 Berry St.
                       3rd Floor 12640
                       San Francisco, CA  94107

                       BA Investment Services Inc.  B; 1,363.45;          7.22%           0.01%        0.00%
                       FBO 583012841                record
                       185 Berry St.
                       3rd Floor 12640
                       San Francisco, CA  94107

                       BA Investment Services Inc.  B; 1,086.28;          5.75%           0.01%        0.00%
                       FBO 211117111                record
                       185 Berry St.
                       3rd Floor 12640
                       San Francisco, CA  94107

                       Corelink Financial Inc.      K; 225,386.06;        99.74%          2.34%        0.49%
                       PO Box 4054                  record
                       Concord, CA  94524

Pacific Horizon        PACO                         A; 711,146.34;        19.05%          19.55%       1.17%
International Equity   Attn Mutual Funds            record
Fund                   PO Box 513577
                       Los Angeles, CA  90051

                       Bank of America MT&SA        A; 576,446.98;        15.44%          15.03%       0.95%
                       The Private Bank             record
                       Attn  Common Trust Funds
                       Unit 38329
                       PO Box 3577 Terminal Annex
                       Los Angeles, CA  90051

                       PACO                         A; 1,597,638.27;      42.80%          41.66%       2.63%
                       Attn Mutual Funds            record
                       PO Box 513577
                       Los Angeles, CA  90051

                       BA Investment Services Inc.  B; 1,118.12;          5.54%           0.03%        0.00%
                       FBO 370074811                record
                       185 Berry St.
                       3rd Floor 12640
                       San Francisco, CA  94107

                                       22

                                                    CLASS; AMOUNT                                  PERCENTAGE
PACIFIC HORIZON        NAME AND                     OF SHARES OWNED;     PERCENTAGE   PERCENTAGE    OF FUND
FUND                   ADDRESS                      TYPE OF OWNERSHIP     OF CLASS      OF FUND    POST-CLOSING
----                   -------                      -----------------     --------      -------    ------------

                       BA Investment Services Inc.  B; 1,872.67;          9.28%           0.05%        0.00%
                       FBO 582875821                record
                       185 Berry St.
                       3rd Floor 12640
                       San Francisco, CA  94107

                       BA Investment Services Inc.  B; 2,851.82;          14.13%          0.07%        0.00%
                       FBO 583012841                record
                       185 Berry St.
                       3rd Floor 12640
                       San Francisco, CA  94107

                       BA Investment Services Inc.  B; 1,308.68;          6.48%           0.03%        0.00%
                       FBO 433617991                record
                       185 Berry St.
                       3rd Floor 12640
                       San Francisco, CA  94107

                       BA Investment Services Inc.  B; 1,031.96;          5.11%           0.03%        0.00%
                       FBO 310102181                record
                       185 Berry St.
                       3rd Floor 12640
                       San Francisco, CA  94107

                       BA Investment Services Inc.  B; 1,255.21;          6.22%           0.03%        0.00%
                       FBO 435207821                record
                       185 Berry St.
                       3rd Floor 12640
                       San Francisco, CA  94107

                       BA Investment Services Inc.  B; 1,219.94;          6.05%           0.03%        0.00%
                       FBO 721409571                record
                       185 Berry St.
                       3rd Floor 12640
                       San Francisco, CA  94107

                       Corelink Financial Inc.      K; 82,986.72;         98.78%          2.16%        0.14%
                       PO Box 4054                  record
                       Concord, CA  94524

Pacific Horizon US     Corelink Financial Inc.      K; 157,272.79;        100%            2.29%        0.67%
Government             PO Box 4054                  record
Securities Fund        Concord, CA  94524

                                    TABLE V(B

                                                    CLASS; AMOUNT                                  PERCENTAGE
NATIONS                NAME AND                     OF SHARES OWNED;     PERCENTAGE   PERCENTAGE    OF FUND
FUND                   ADDRESS                      TYPE OF OWNERSHIP     OF CLASS      OF FUND    POST-CLOSING
----                   -------                      -----------------     --------      -------    ------------
Nations Small          Wendel & Co.                 A; 178,861.62;        14.15%          0.56%        0.39%
Company Growth Fund    c/o Bny Mtl Fund Reorg Dpt.  record
                       P.O. Box 1066
                       New York, NY  10268-1066

                                       23

                                                    CLASS; AMOUNT                                  PERCENTAGE
NATIONS                NAME AND                     OF SHARES OWNED;     PERCENTAGE   PERCENTAGE    OF FUND
FUND                   ADDRESS                      TYPE OF OWNERSHIP     OF CLASS      OF FUND    POST-CLOSING
----                   -------                      -----------------     --------      -------    ------------

                       NFSC FEBO #W50-724580        C; 15,113.58;         8.43%           0.04%        0.03%
                       Members of Springdale        record
                       Policemens
                       Pension & Relief Fund
                       c/o Ollen Stepp
                       201 Spring Street
                       Springdale, AR  72764

                       NFSC FEBO #W53-641308        C; 9,293.41;          5.19%           0.02%        0.02%
                       Dale H. Wiewel               record
                       200 Liberty Street
                       1 World Financial Center
                       New York, NY  10281

Nations Government     Dodson Brothers              A; 146,459.49;        6.95%           0.85%        0.62%
Securities Fund        Exterminating Co. Inc.       record
                       Attn:  H. P. Dawson
                       P. O. Box 10249
                       Lynchburg, VA  24506

                       NFSC FEBO #W23-749125        C; 7,622.96;          35.34%          0.04%        0.03%
                       NFSC/FMTC IRA                record
                       FBO David E. Ellis
                       Box 57
                       Goodrich, TX  77335

                       BNY CUST IRA FBO             C;3,111.82; record    14.43%          0.01%        0.01%
                       Mary Jane Russo
                       8 Maybrook Court
                       Glen Arm, MD  21057

                       NFSC FEBO #W14-646067        C; 1,271.01;          5.89%           0.007%       0.01%
                       NFSC/FMTC IRA                record
                       FBO Bonnie F. Jordan
                       109 Brittain Road
                       Darlington, SC  29532

                       Harold A. Dawson Sr. &       C; 1,213.60;          5.63%           0.007%       0.01%
                       Harold A. Dawson Jr. TTEES   record
                       Harold A. Dawson Co. Inc.
                       Profit Sharing Plan
                       600 Peachtree Street NE
                       Suite 3700
                       Atlanta, GA  30308

Nations                Tatsushi T. Kubo, Max W.     C; 6,993.33;          11.28%          0.01%        0.01%
International Equity   Dahlgren,                    record
Fund                   & John Dahlgren TTEES FBO
                       EPIC Products International
                       Corporation 401(K) Plan
                       2801 East Randol Mill Road
                       Arlington, TX  76011


                                       24

                                                    CLASS; AMOUNT                                  PERCENTAGE
NATIONS                NAME AND                     OF SHARES OWNED;     PERCENTAGE   PERCENTAGE    OF FUND
FUND                   ADDRESS                      TYPE OF OWNERSHIP     OF CLASS      OF FUND    POST-CLOSING
----                   -------                      -----------------     --------      -------    ------------
                       C. A. Porterfield &          C; 6,856.84;          11.06%          0.01%        0.01%
                       Rosalee Moxley               record
                       & Frank Minton TTEES FBO
                       Starmount Company Employees
                       Tax Deferred Savings Plan
                       P.O. Box 10349
                       Greensboro, NC  27404-0359

                       H. Grayson Mitchell Jr. and  C; 6,556.19           10.57%          0.01%        0.01%
                       John Rawls TTEE FBO
                       Grayson Mitchell Inc. 401K
                       Plan
                       P.O. Box 128
                       Emporia, VA  23847

                       C. A. Porterfield &          C; 6,268.90           10.11%          0.01%        0.01%
                       Rosalee Moxley &
                       Frank Minton TTEES
                       Starmount Company
                       Capital Accumulation Plan
                       P.O. Box 10349
                       Greensboro, NC  27404-0349

                       E. Larry Fonts TTEE FBO      C; 5,356.23;          8.64%           0.01%        0.01%
                       Central Dallas Association   record
                       Profit Sharing Plan
                       1201 Elm Street, Suite 5310
                       Dallas, TX  75270

                       NFSC FEBO #W17-662682        C; 3,783.66;          6.10%           0.01%        0.01%
                       NFSC/FMTC IRA ROLLOVER       record
                       FBO Linda G. Walker
                       7 Sally Street
                       Spartanburg, SC  29301

                       James B. Ford and            C; 3,756.06;          6.06%           0.01%        0.01%
                       Joanne W. Ford JTTEN         record
                       25 Century Blvd., Suite 605
                       Nashville, TN  37214

                       City & Co.                   A;49,145.76;          6.09%           0.09%        0.08%
                       P.O. Box 549                 record
                       Hopkinsville, KY
                       42241-0549

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

         Nations and Pacific Horizon have been advised by Bank of America that the shares of each Pacific Horizon Fund over which Bank of America and its affiliates have voting power may be voted by Bank of America itself in its capacity as fiduciary and that it has engaged an independent third party to evaluate the Reorganization proposal and make a recommendation as to how to vote the shares.

         QUORUM. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement are not received by Pacific Horizon or by one or more of the Pacific Horizon Funds, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held after the date set for the original Meeting without notice except announcement at the meeting, but, under Maryland law, no more than 120 days after the record date. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s). A shareholder vote may be taken with respect to one or more Pacific Horizon Funds (but not the other Pacific Horizon Funds) on some or all matters before any such adjournment(s) if a quorum is present and sufficient votes have been received for approval with respect to such Funds.

         A quorum is constituted with respect to Pacific Horizon or a Pacific Horizon Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of Pacific Horizon or the Pacific Horizon Fund entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated the same as abstentions.

         ANNUAL MEETINGS AND SHAREHOLDER MEETINGS. Neither Nations nor Pacific Horizon presently intends to hold annual meetings of shareholders for the election of directors and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of either Pacific Horizon or Nations have the right to call a meeting of shareholders.

                      ADDITIONAL INFORMATION ABOUT NATIONS

         Additional information about the Nations Funds is included in their prospectuses and statements of additional information dated August 1, 1998, as supplemented through the date hereof, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling Nations at the address and telephone number set forth on the first page of this Proxy/Prospectus. Nations is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by Nations can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Nations listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

         Officers of Nations are elected by, and serve at the pleasure of, the Board of Directors. Officers of Nations receive no remuneration from Nations for their services in such capacities.

         Information included in this Proxy/Prospectus concerning Nations was provided by Nations.


                  ADDITIONAL INFORMATION ABOUT PACIFIC HORIZON

         Additional information about the Pacific Horizon Funds is included in their prospectuses and statements of additional information, dated July 1, 1998 as supplemented through the date hereof, which have been filed with the SEC. Copies of these prospectuses and the related statements of additional information may be obtained without charge by writing or calling Pacific Horizon at the address and telephone number set forth on the first page of this Proxy/Prospectus. Reports and other information filed by Pacific Horizon can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Pacific Horizon listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

         Information included in this Proxy/Prospectus concerning Pacific Horizon was provided by Pacific Horizon.

                              FINANCIAL STATEMENTS

         The unaudited financial statements and financial highlights for shares of the Nations Funds for the semi-annual period ended September 30, 1998 are included or incorporated by reference in their prospectuses or statements of additional information, or in the statement of additional information related to this Proxy/Prospectus. The unaudited financial statements and financial highlights for shares of the Pacific Horizon Funds for the semi-annual period ended August 31, 1998 are included or incorporated by reference in their prospectuses or statements of additional information or in the statement of additional information related to this Proxy/Prospectus, or are included herein.

         The annual financial statements and financial highlights of the Nations Funds for the year ended March 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon, and have been incorporated by reference in the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

         The annual financial statements and financial highlights of the Pacific Horizon Funds for the year ended February 28, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon, and have been incorporated by reference in the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.


                                 OTHER BUSINESS

         Pacific Horizon's Board of Directors knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to Pacific Horizon or to Nations in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectus.

                                      * * *

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY RETURN PROXIES BY TELEFACSIMILE OR VOTE ON-LINE OR BY TELEPHONE.

         PACIFIC HORIZON WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS FEBRUARY 28, 1998 ANNUAL REPORTS, OR AUGUST 31, 1998 SEMI-ANNUAL REPORTS, TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: PACIFIC HORIZON FUNDS AT P.O. BOX 8968, WILMINGTON, DE 19899 OR BY TELEPHONE AT 1-800-346-2087.

                                   APPENDIX I

                                    AGREEMENT
                                       AND
                             PLAN OF REORGANIZATION

                  THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this 8th day of February, 1999, by and between Nations Fund, Inc. ("Nations Funds"), a Maryland corporation, for itself and on behalf of Nations Government Securities Fund, Nations International Equity Fund and Nations Small Company Growth Fund (each an "Acquiring Fund" and collectively the "Acquiring Funds"), each a portfolio of Nations Funds, and Pacific Horizon Funds, Inc. ("Pacific Horizon Funds"), a Maryland corporation, for itself and on behalf of the Pacific Horizon Aggressive Growth Fund, Pacific Horizon International Equity Fund and Pacific Horizon U.S. Government Securities Fund (each an "Acquired Fund" and collectively the "Acquired Funds"), each a portfolio of Pacific Horizon Funds.

                  In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the Fund Assets (as defined in paragraph 1.2.a.) of each Acquired Fund be transferred to each Acquiring Fund corresponding thereto, as set forth in the table attached hereto as Schedule A, in exchange for shares of specified classes of the corresponding Acquiring Fund ("Acquiring Fund Shares") and the assumption by each Acquiring Fund of the Liabilities (as defined in paragraph 1.3) of each corresponding Acquired Fund, and that such Acquiring Fund Shares be distributed immediately after the Closing(s), as defined in this Agreement, by each Acquired Fund to its shareholders in liquidation of each Acquired Fund. The parties intend that each Reorganization (as defined herein) qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each of the Acquiring Funds and the Acquired Funds qualify as a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to such Reorganization.

                  In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.   REORGANIZATION OF ACQUIRED FUNDS

     1.1. Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Acquired Fund shall assign, deliver and otherwise transfer the Fund Assets to its corresponding Acquiring Fund identified in Schedule A, and such corresponding Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), (i) deliver to each corresponding Acquired Fund the full and fractional number of shares of each of its share classes calculated by dividing the value of the Fund Assets less the Liabilities of the corresponding Acquired Fund that are so conveyed and are attributable to each of the Acquiring Fund's respective share classes set forth in Schedule A, computed in the manner and as of the time and date set forth in this Agreement, by the net asset value of one Acquiring Fund share of the particular share class that is to be delivered with respect thereto, computed in the manner and as of the time and date set forth in this Agreement; and (ii) assume all of such Acquired Fund's Liabilities (as defined in paragraph 1.3). Such transfer, delivery and assumption shall take place at the closing(s) provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing(s)"). Promptly after the Closing(s), each Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the respective share classes of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transaction(s) are hereinafter sometimes collectively referred to as the "Reorganization(s)."

     1.2.a. With respect to each Acquired Fund, the "Fund Assets" shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables (including dividend and interest receivables) owned by each Acquired Fund, and any prepaid expenses shown as an asset on each Acquired Fund's books on the Closing Date.

     1.2.b. At least fifteen (15) business days prior to the Closing Date, each Acquired Fund will provide the corresponding Acquiring Fund with a schedule of its securities and other Assets and Liabilities of which it is aware, and such Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to each Acquiring Fund. Each Acquired Fund reserves the right to sell any of the securities or other assets shown on the list of the Fund's Assets prior to the Closing Date but will not, without the prior approval of the corresponding Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Closing Date, the Acquiring Fund will advise the corresponding Acquired Fund of any investments of such Acquired Fund shown on such schedule which the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Acquired Fund holds any investments that its corresponding Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

     1.3. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund will assume all liabilities and obligations of the corresponding Acquired Fund, accrued, absolute, contingent or otherwise existing, as of the Closing Date, which liabilities and obligations shall include any obligation of the Pacific Horizon Funds to indemnify Pacific Horizon Funds current and former Directors and officers, acting in their capacities as such, to the fullest extent permitted by law and the Pacific Horizon Funds' Charter, as in effect as of the date of this Agreement and any obligations of the Pacific Horizon Funds to pay any retirement benefits to current and former Directors pursuant to Pacific Horizon Fund's retirement plan ("Liabilities"). Without limiting the foregoing, each Acquiring Fund agrees that all rights to indemnification and retirement benefits and all limitations of liability existing in favor of the Pacific Horizon Funds' current and former Directors and officers, acting in their capacities as such, under Pacific Horizon Funds' Charter as in effect as of the date of this Agreement shall survive the Reorganization as obligations of the respective Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against Nations Funds, its successors or assigns. The Liabilities assumed by Nations Funds, its successors or assigns, on behalf of an Acquiring Fund shall be separate Liabilities of such Acquiring Fund, and not joint or joint and several liabilities of any other Acquiring Fund.

     1.4. Prior to the Closing(s), Nations Funds and Pacific Horizon Funds shall file appropriate Articles of Transfer pursuant to the laws of the State of Maryland, effective as of the Closing(s).

     1.5. Promptly after the Closing(s) with respect to each Acquired Fund, the Acquired Fund will distribute the shares of the Acquiring Fund class received by the Acquired Fund pursuant to paragraph 1.1 to its shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. Acquired Fund Investors will be credited with full and fractional shares of the class that is issued by the corresponding Acquiring Fund under this Agreement with respect to the shares of the Acquired Fund that are held by the Acquired Fund Investors. Such distribution will be accomplished by an instruction, signed by an appropriate officer of Pacific Horizon Funds, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund and to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective number of shares of the Acquiring Fund due such Acquired Fund Investors. In exchange for Acquiring Fund Shares distributed, all issued and outstanding shares of common stock of the Acquired Fund will be redeemed and canceled simultaneously therewith on the Acquired Fund's books; any outstanding share certificates representing interests in the Acquired Fund thereafter will represent the right to receive such number of Acquiring Fund Shares after the Closing(s) as determined in accordance with Section 1.1.

     1.6. If a request shall be made for a change of the registration of shares of an Acquiring Fund to another person from the account of the shareholder in which name the shares are registered in the records of the corresponding Acquired Fund, it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and, if any of such shares are outstanding in certificated form, the certificates representing such shares, and that the person requesting such registration shall pay to such Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

     1.7. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund, the assumption of the Acquired Fund's Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.5, Pacific Horizon Funds shall terminate the qualification, classification and registration of such Acquired Fund at all appropriate federal and state agencies. All reporting and other obligations of Pacific Horizon Funds shall remain the exclusive responsibility of Pacific Horizon Funds up to and including the date on which the particular Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.10. Subject to the provisions of Section 1.8 and comparable provisions of similar Agreements and Plans of Reorganizations being entered into between Pacific Horizon Funds and Nations Funds Trust and Nations Institutional Reserves, at an appropriate time as determined by Pacific Horizon Funds, upon the advice of counsel, Pacific Horizon Funds will be dissolved under the laws of the State of Maryland.

     1.8. Subject to the conditions set forth in this Agreement, the failure of one Acquired Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of a Reorganization with respect to any other Acquired Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Acquired Fund" as meaning only those series of Nations Funds and Pacific Horizon Funds, respectively, which are involved in a Reorganization as of a Closing Date.

2.   VALUATION

     2.1. With respect to each Acquired Fund, the value of the Fund Assets shall be the value of such assets computed as of the time at which its net asset value is calculated on the Closing Date (such time and date being herein called the "Applicable Valuation Date"). The net asset value of the Fund Assets to be transferred by the Acquired Funds shall be computed by Pacific Horizon Funds and shall be subject to adjustment by the amount, if any, agreed to by Nations Funds and the respective Acquired Funds. In determining the value of the securities transferred by the Acquired Funds to the Acquiring Funds each security shall be priced in accordance with the pricing policies and procedures of the Acquiring Funds as described in its then current prospectuses and statements of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Pacific Horizon Funds, provided that such determination shall be subject to the approval of Nations Funds. Pacific Horizon Funds and Nations Funds agree to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of Pacific Horizon Funds and those determined in accordance with the pricing policies and procedures of the Acquiring Funds prior to the Applicable Valuation Date.

     2.2. The net asset value of the share of a class of shares of an Acquiring Fund shall be the net asset value per share of such class computed on the Applicable Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus and statement of additional information.

3.   CLOSING(S) AND CLOSING DATE

     3.1. Prior to the Closing(s), Nations Funds and Pacific Horizon Funds shall execute and file Articles of Transfer, effective as of the Closing(s) with respect to the transactions contemplated hereby with the Department of Assessments and Taxation of the State of Maryland (the "Department of Assessments"). The Closing for the Acquiring Funds and their corresponding Acquired Fund(s), shall occur on May 14, 1999, and/or on such other date(s) as may be mutually agreed upon in writing by the officers of the parties hereto (a "Closing Date"). The Closing(s) shall be held at the offices of Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201 or at such other location as is mutually agreeable to the parties. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 4:00 p.m. Eastern time on the Closing Date unless otherwise provided.

     3.2. Each Acquiring Fund's custodian shall deliver at the Closing(s) a certificate of an authorized officer stating that: (a) each Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the corresponding Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by such Acquired Fund in conjunction with the delivery of portfolio securities. Proper delivery of cash shall be by wire to The Bank of New York, the Acquiring Funds' Custodian, pursuant to instruction to be delivered prior to the Closing(s).

3.3. Notwithstanding anything herein to the contrary, in the event that on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Nations Funds and Pacific Horizon Funds, accurate appraisal of the value of the net assets of an Acquiring Fund or an Acquired Fund is impracticable, the Applicable Valuation Date and Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

     3.4. With respect to each Acquired Fund, Pacific Horizon Funds shall provide Nations Funds and its transfer agents with immediate access from and after the Closing Date to (a) the computer, electronic or such other forms of records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund Investors and the number and percentage ownership of outstanding Acquired Fund shares owned by such Acquired Fund Investor, all as of the Applicable Valuation Date, and (b) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Investors' taxpayer identification numbers and their liability for or exemption from back-up withholding. Each corresponding Acquiring Fund shall issue and deliver to the Secretary or Assistant Secretary of Pacific Horizon Funds, acting on behalf of the Acquired Fund, a confirmation evidencing the Acquiring Fund Shares credited on the Closing Date or shall provide evidence satisfactory to each Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund's account on the books of each Acquiring Fund. At the Closing(s), each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liability share certificates, if any, receipts or other documents of transfer, assignment or conveyance as such other party or its counsel may reasonably request.

     3.5. Within twenty (20) days after the Closing Date, each Acquired Fund shall deliver, in accordance with Article 1 hereof, to the corresponding Acquiring Fund a statement of the Fund Assets and Liabilities, together with a list of such Acquired Fund's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by an appropriate officer of Pacific Horizon Funds.

4.   COVENANTS WITH RESPECT TO THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

     4.1. Pacific Horizon Funds has called or will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement, and to take such other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each Acquired Fund's liquidating distribution of the Acquiring Fund Shares contemplated hereby, and for Pacific Horizon Funds to terminate each Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to each Acquired Fund. Nations Funds and Pacific Horizon Funds will jointly prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that Nations Funds has furnished or will furnish Pacific Horizon Funds, with a current, effective prospectus, including any supplements, relating to the class of shares of each Acquiring Fund corresponding to the class of shares of each Acquired Fund then outstanding for incorporation within and/or distribution with the Proxy Materials, and with such other information relating to the Acquiring Funds as is reasonably necessary for the preparation of the Proxy Materials.

     4.2. Pacific Horizon Funds, on behalf of each Acquired Fund, covenants that each Acquired Fund shall not sell or otherwise dispose of any Acquiring Fund Shares to be received in the transactions contemplated herein, except in distribution to its shareholders in accordance with the terms of this Agreement.

     4.3. Pacific Horizon Funds, on behalf of each Acquired Fund, will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the record and beneficial ownership of shares of each class of each Acquired Fund.

     4.4. Subject to the provisions hereof, Nations Funds, on its own behalf and on behalf of each Acquiring Fund, and Pacific Horizon Funds, on its own behalf and on behalf of each Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

     4.5. Pacific Horizon Funds, on behalf of each Acquired Fund, shall furnish to its corresponding Acquiring Fund on the Closing Date, a statement of the total amount of each Acquired Fund's Assets and Liabilities as of the Closing Date, which statement shall be certified by an appropriate officer of Pacific Horizon Funds as being determined in accordance with generally accepted accounting principles consistently applied and as being valued in accordance with paragraph 2.1 hereof. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, Pacific Horizon Funds, on behalf of each Acquired Fund, shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to Nations Funds, on behalf of each Acquiring Fund, a statement certified by an officer of Pacific Horizon Funds of such Acquired Fund's federal income tax attributes and the tax basis in its assets that will be carried over to the corresponding Acquiring Fund in the Reorganization pursuant to
                  Section 381 of the Code.

     4.6. Nations Funds has prepared and filed, or will prepare and file, with the Securities and Exchange Commission ("SEC") and the appropriate state securities commissions a post-effective amendment (the "N-1A Post-Effective Amendment") to its registration statement on Form N-1A (File Nos. 33-4038; 811-4614), as promptly as practicable so that all Acquiring Funds and their shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), the Investment Company Act of 1940, as amended (the "1940 Act") as necessary to consummate the transactions contemplated hereby. Nations Funds will prepare and file with appropriate state securities commissions any notices or other filings required to consummate the transactions contemplated hereby. In addition, Nations Funds, on behalf of each Acquiring Fund, has prepared and filed, or will prepare and file with the SEC a registration statement on Form N-14 under the 1933 Act, relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of Pacific Horizon Funds and the prospectuses of the Acquiring Funds of Nations Funds relating to the transactions contemplated by this Agreement (the "Registration Statement"). Pacific Horizon Funds, on behalf of each Acquired Fund, has provided or will provide each corresponding Acquiring Fund with the materials and information necessary to prepare the N-1A Post-Effective Amendment and the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to each Acquired Fund as are requested by the corresponding Acquiring Fund and as are reasonably necessary for the preparation of the N-1A Post-Effective Amendment and the Registration Statement.

     4.7. As soon after the Closing Date as is reasonably practicable, Pacific Horizon Funds, on behalf of each Acquired Fund shall prepare and file all federal and other tax returns and reports of each Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed.

     4.8. With respect to each Acquiring Fund, Nations Funds agrees to use all reasonable efforts to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, as may be modified from time to time, including qualifying as a "regulated investment company" under the Code, for at least one (1) year following the Closing Date.

     4.9. With respect to each Acquired Fund, Pacific Horizon Funds agrees to use all reasonable efforts to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, as may be modified from time to time, including qualifying as a "regulated investment company" under the Code, up to the Closing Date.

     4.10. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of all Liabilities of the Acquired Fund as contemplated herein, Pacific Horizon Funds will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to such Acquired Fund(s), promptly after the Closing Date. As soon as practicable after the Closing Date and further subject to
                  Section 1.8 hereof and comparable provisions of similar Agreements and Plans of Reorganization between Pacific Horizon Funds and Nations Fund Trust and Nations Institutional Reserves, Pacific Horizon Funds shall file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that it has ceased to be an investment company; shall file Articles of Dissolution for recordation with the Department of Assessments, and shall take, in accordance with Maryland General Corporation Law, all other steps necessary and proper to effect its complete dissolution.

     4.11. Nations Fund, on behalf of each Acquiring Fund, shall use its best efforts to satisfy the conditions of the statutory exemption set forth in Section 15(f) of the 1940 Act, as an assumption of the stated expectation of the Pacific Horizon Funds as set forth in the proxy statement of Pacific Horizon Funds dated May 15, 1998.

5.   REPRESENTATIONS AND WARRANTIES

     5.1. Nations Funds, on behalf of itself and each Acquiring Fund, represents and warrants to the Pacific Horizon Funds as follows:

                  5.1.a. Nations Funds was duly incorporated under the laws of the State of Maryland for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the State of Maryland, and its Charter and the laws of the State of Maryland provide that the affairs of Nations Funds shall be managed under the direction of the Directors and grants them all powers necessary or desirable to carry out such responsibility, including administering Nations Funds business as currently conducted by Nations Funds and as described in the current prospectuses of Nations Funds; Nations Funds is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

                  5.1.b. The Registration Statement, including the current prospectuses and statement of additional information of each Acquiring Fund, conform or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  5.1.c. Each Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by Nations Funds for itself and on behalf of each Acquiring Fund does not and will not (i) violate Nations Funds' Charter or By-Laws, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Nations Funds is a party or by which its properties or assets are bound;

                  5.1.d. Except as previously disclosed in writing to the Pacific Horizon Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Nations Funds' knowledge, threatened against Nations Funds or its business, the Acquiring Funds or any of their properties or assets, which, if adversely determined, would materially and adversely affect Nations Funds or an Acquiring Fund's financial condition or the conduct of their business, and Nations Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

                  5.1.e. All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of each Acquiring Fund class will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and non-assessable by Nations Funds and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares;

                  5.1.f. The execution, delivery and performance of this Agreement on behalf of each Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of Nations Funds and the Directors, and this Agreement constitutes a valid and binding obligation of Nations Funds and each Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

                  5.1.g. The Acquiring Fund Shares to be issued and delivered to the corresponding Acquired Fund for the account of the Acquired Fund Investors, pursuant to the terms hereof, will have been duly authorized as of the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable, and the shares of the class of the Acquiring Fund issued and outstanding prior to the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and the applicable notice or filing requirements, or exemptions therefrom, of all applicable state securities laws, and the regulations thereunder, and no shareholder of an Acquiring Fund shall have any preemptive right of subscription or purchase in respect thereto;

                  5.1.h. From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by Nations Funds with respect to an Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

                  5.1.i. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Maryland law for the execution of this Agreement by Nations Funds, for itself and on behalf of each Acquiring Fund, or the performance of the Agreement by Nations Funds, for itself and on behalf of each Acquiring Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder, and the filing of Articles of Transfer pursuant to Maryland law and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

                  5.1.j. The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of Nations Small Company Growth Fund, Nations International Equity Fund and Nations Government Securities Fund as of and for the year ended March 31, 1998, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the corresponding Acquired Fund), and the unaudited Statement of Net Assets, Statement of Operations and Statement of Changes in Net Assets of Nations Small Company Growth Fund, Nations International Equity Fund and Nations Government Securities Fund as of and for the six-month period ended September 30, 1998 (copies of which have been or will be furnished to the corresponding Acquired Fund), present fairly, in all material respects, the financial position of Nations Small Company Growth Fund, Nations International Equity Fund and Nations Government Securities Fund as of such date and the results of its operations and the changes in its Net Assets for the period then ended in accordance with generally accepted accounting principles consistently applied, and as of such date there were no Liabilities of Nations Small Company Growth Fund, Nations International Equity Fund and Nations Government Securities Fund known to Nations Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

                  5.1.k. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquiring Fund's financial position, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquired Fund, prior to the Closing Date (for the purposes of this subparagraph (k), neither a decline in an Acquiring Fund's net asset value per share nor a decrease in an Acquiring Fund's size due to redemptions shall be deemed to constitute a material adverse change);

                  5.1.l. All federal and other tax returns and reports of Nations Funds and each Acquiring Fund required by law to be filed on or before the Closing Date have been or will be filed, and all federal and other taxes owed by Nations Funds on behalf of the Acquiring Funds have been or will be paid so far as due, and to the best of Nations Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

                  5.1.m. Each Acquiring Fund intends to qualify as a "regulated investment company" under the Code, and each Acquiring Fund that has conducted material investment operations prior to the Closing Date has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its current taxable year.

     5.2. Pacific Horizon Funds, on behalf of itself and each Acquired Fund, represents and warrants to Nations Funds as follows:

                  5.2.a. Pacific Horizon Funds was duly incorporated under the laws of the State of Maryland for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the State of Maryland, and its Charter and the laws of the State of Maryland provide that the affairs of Pacific Horizon Funds shall be managed under the direction of the Directors and grant them all powers necessary or desirable to carry out such responsibility, including administering Pacific Horizon Funds business as currently conducted by Pacific Horizon Funds and as described in the current prospectuses of Pacific Horizon Funds; Pacific Horizon Funds is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

                  5.2.b. All of the issued and outstanding shares of common stock of each Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

                  5.2.c. Each Acquired Fund is not in violation of, and the execution, delivery and performance of this Agreement by Pacific Horizon Funds for itself and on behalf of each Acquired Fund does not and will not (i) violate Pacific Horizon Funds' Charter or By-Laws, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Pacific Horizon Funds is a party or by which its properties or assets are bound, except as otherwise previously disclosed in writing to the Acquiring Funds;

                  5.2.d. Except as previously disclosed in writing to Nations Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Pacific Horizon Funds' knowledge, threatened against Pacific Horizon Funds or its business, the Acquired Funds or any of their properties or assets which, if adversely determined, would materially and adversely affect Pacific Horizon Funds or an Acquired Fund's financial condition or the conduct of their business, and Pacific Horizon Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

                  5.2.e. The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquired Fund as of and for the year ended February 28, 1998, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the corresponding Acquiring Fund) and the unaudited Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquired Funds as of and for the six-month period ended August 31, 1998 (copies of which have been or will be furnished to the corresponding Acquiring Fund) present fairly, in all material respects, the financial position of each Acquired Fund as of such date and the results of its operations and the changes in its Net Assets for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no Liabilities of any Acquired Fund known to Pacific Horizon Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

                  5.2.f. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquired Fund's financial condition, Assets, Liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (f), neither a decline in an Acquired Fund's net asset value per share nor a decrease in an Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

                  5.2.g. All federal and other tax returns and reports of Pacific Horizon Funds and each Acquired Fund required by law to be filed on or before the Closing Date, have been or will be filed, and all federal and other taxes owed by Pacific Horizon Funds on behalf of the Acquired Funds, have been or will be paid so far as due, and to the best of Pacific Horizon Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

                  5.2.h. Each Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its taxable year ending upon its liquidation;

                  5.2.i. All issued and outstanding shares of each Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable by Pacific Horizon Funds, and all such shares will, at the time of the Closing(s), be held by the persons and in the amounts set forth in the list of Acquired Fund Investors provided to each corresponding Acquiring Fund, pursuant to paragraph 3.4, and no Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

                  5.2.j. At the Closing Date, each Acquired Fund will have good and marketable title to its Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein and the filing of Articles of Transfer pursuant to the laws of the State of Maryland, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act or state securities laws, and except for any liens or transfer tax liens arising in connection with the transfer of Fund Assets pursuant to this Agreement;

                  5.2.k. The execution, delivery and performance of this Agreement on behalf of the Acquired Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of Pacific Horizon Funds and the Directors, and this Agreement constitutes a valid and binding obligation of Pacific Horizon Funds and each Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

                  5.2.l. From the effective date of the Registration Statement, through the time of the meeting of the Pacific Horizon Funds shareholders, and on the Closing Date, the Registration Statement insofar as it relates to materials provided by Pacific Horizon Funds or the Acquired Funds, used in connection with the preparation of the Registration Statement: (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by Pacific Horizon Funds, on behalf of the Acquired Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

                  5.2.m. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by Pacific Horizon Funds, for itself and on behalf of each Acquired Fund, or the performance of the Agreement by Pacific Horizon Funds for itself and on behalf of each Acquired Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to
                          Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder and the filing of Articles of Transfer pursuant to Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Funds as described in paragraph 8.1; and

                  5.2.n. At the Closing Date, the Acquired Funds will have good and marketable title to their assets and full right, power and authority to assign, deliver and otherwise transfer such assets.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUNDS
                  The obligations of Pacific Horizon Funds to consummate the Reorganization with respect to each Acquired Fund shall be subject to the performance by Nations Funds, for itself and on behalf of each Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to each corresponding Acquiring Fund:

     6.1. All representations and warranties of Nations Funds with respect to each Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     6.2. Nations Funds, on behalf of each Acquiring Fund, shall have delivered to Pacific Horizon Funds at the Closing(s) a certificate executed on behalf of each corresponding Acquiring Fund by Nations Funds' President, Secretary, Assistant Secretary, or other authorized officer, in a form and substance reasonably satisfactory to Pacific Horizon Funds and dated as of the Closing Date, to the effect that the representations and warranties of Nations Funds with respect to each Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as such Acquired Fund shall reasonably request.

     6.3. Each Acquired Fund shall have received at the Closing(s) a favorable opinion of Morrison & Foerster LLP, counsel to Nations Funds (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to each Acquired Fund, substantially to the effect that:

                  6.3.a. Nations Funds is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

                  6.3.b. each Acquiring Fund is a portfolio of Nations Funds, which is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland and the Charter and the laws of the State of Maryland provide that the affairs of Nations Funds shall be managed under the direction of the Directors and grant them all powers necessary or desirable to carry out such responsibility, including administering Nations Funds' business as described in the current prospectuses of Nations Funds;

                  6.3.c. this Agreement has been duly authorized, executed and delivered on behalf of Nations Funds and each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Funds, is a valid and binding obligation of Nations Funds enforceable against Nations Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

                  6.3.d. the Acquiring Fund Shares to be issued to the Acquired Funds Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

                  6.3.e. the N-1A Post-Effective Amendment and the Registration Statement have become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

                  6.3.f. no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation by Nations Funds of the Reorganization with respect to each Acquiring Fund, except for such consents, approvals, authorizations and filings (including the filing of Articles of Transfer pursuant to Maryland law) as have been made or received, except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and except for such consents, approvals, authorizations and filings as may be required under state securities or blue sky laws;

                  6.3.g. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Nations Funds, and each Acquiring Fund, do not violate or result in a violation of the Nations Funds Charter or By-Laws, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Nations Funds is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Nations Funds is now bound or to which it is now a party;

                  6.3.h. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the combined proxy statement/prospectus ("Combined Proxy/Prospectus"), involving Nations Funds or the Acquiring Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to Nations Funds or the Acquiring Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

                  6.3.i. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Nations Funds or an Acquiring Fund or any of their properties or assets and neither Nations Funds nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

     6.4. As of the Closing Date with respect to the Reorganization of each Acquired Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Funds, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts described in the prospectus of each Acquiring Fund delivered to the corresponding Acquired Fund pursuant to paragraph 4.1 and in the notice of meeting, form of proxy and Combined Proxy/Prospectus (collectively, "Proxy Materials").

     6.5. With respect to each Acquiring Fund, the Board of Directors of Nations Funds, including a majority of the "non-interested" Directors, has determined that the Reorganization is in the best interests of each Acquiring Fund and that the interests of the existing shareholders of each Acquiring Fund would not be diluted as a result of the Reorganization.

     6.6. For the period beginning at the Closing Date of the last Reorganization to occur and ending not less than six years thereafter, Nations Funds, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Directors and officers of Pacific Horizon Funds, covering the actions of such Directors and officers of Pacific Horizon Funds for the period they served as such.

     6.7. NBAI shall have delivered to Pacific Horizon Funds, no later than April 15, 1999, a certificate, in form and substance reasonably satisfactory to Pacific Horizon Funds, to the effect that NBAI believes that, as of such date, The Bank of New York ("BONY") is capable of satisfactorily providing accounting services for the Acquired Funds and Acquiring Funds, on a combined basis, following the Reorganization ("Accounting Services"). Such certificate shall also set forth the basis for NBAI's determination that BONY is capable of satisfactorily providing the Accounting Services.

     6.8. Stephens Inc., the principal underwriter for the Nations Funds, no later than the Closing Date, shall have received an exemptive order under Section 9(c) of the 1940 Act, authorizing such company to serve as the principal underwriter for the Nations Funds, or otherwise shall be authorized to serve in such capacity.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUNDS

                  The obligations of Nations Funds to consummate the Reorganization with respect to each Acquiring Fund shall be subject to the performance by Pacific Horizon Funds of all the obligations to be performed by it hereunder, with respect to each corresponding Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of Pacific Horizon Funds with respect to the Acquired Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

     7.2. Pacific Horizon Funds, on behalf of each Acquired Fund, shall have delivered to each corresponding Acquiring Fund at the Closing(s) a certificate executed on behalf of each Acquired Fund, by Pacific Horizon Funds' President, Secretary or Assistant Secretary, or other authorized officer, in form and substance reasonably satisfactory to the Acquiring Funds and dated as of the Closing Date, to the effect that the representations and warranties of Pacific Horizon Funds with respect to each Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as each Acquiring Fund shall reasonably request.

     7.3. Each Acquiring Fund shall have received at the Closing(s) a favorable opinion of Drinker Biddle & Reath LLP, counsel to Pacific Horizon Funds (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to such Acquiring Fund, substantially to the effect that:

                  7.3.a. Pacific Horizon Funds is a duly registered, open-end management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

                  7.3.b. each Acquired Fund is a portfolio of Pacific Horizon Funds which is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland, and the Charter and the laws of the State of Maryland provide that the affairs of Pacific Horizon Funds shall be managed under the direction of the Directors and grant them all powers necessary or desirable to carry out such responsibility, including administering Pacific Horizon Funds' business as described in the current prospectuses of Pacific Horizon Funds;

                  7.3.c. this Agreement has been duly authorized, executed and delivered by Pacific Horizon Funds, for itself and on behalf of the Acquired Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of each Acquiring Fund, is a valid and binding obligation of Pacific Horizon Funds, enforceable against Pacific Horizon Funds in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and court decisions with respect thereto, and such counsel will express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity;

                  7.3.d. no consent, approval, authorization, filing or order of any governmental authority or to such counsel's knowledge, order of any court of the United States or any state is required for the consummation of the Reorganization by Pacific Horizon Funds with respect to each Acquired Fund, except for such consents, approvals, authorizations and filings (including the filing of Articles of Transfer pursuant to Maryland law) as have been made or received, except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and except for such consents, approvals, authorizations and filings as may be required under state securities or blue sky laws;

                  7.3.e. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Pacific Horizon Funds, and each Acquired Fund, do not violate or result in a violation of the Pacific Horizon Funds' Charter or By-Laws, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Pacific Horizon Funds is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Pacific Horizon Funds is now bound or to which it is now a party;

                  7.3.f. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the Combined Proxy/Prospectus involving Pacific Horizon Funds or the Acquired Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to Pacific Horizon Funds or the Acquired Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

                  7.3.g. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Pacific Horizon Funds or an Acquired Fund or any of their properties or assets and neither Pacific Horizon Funds nor an Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

     7.4. Nations Funds, on behalf of each Acquiring Fund, shall have received from PricewaterhouseCoopers LLP a letter addressed to Nations Funds, on behalf of each Acquiring Fund, and dated as of the Closing Date with respect to the Acquired Funds, in form and substance satisfactory to Nations Funds, to the effect that:

                  7.4.a. they are independent accountants with respect to Pacific Horizon Funds and each Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

                  7.4.b. in their opinion, the audited financial statements and the per share data provided in accordance with Item 3 in Form N-1A (the "Per Share Data") of the Acquired Fund included or incorporated by reference in the Registration Statement previously reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  7.4.c. on the basis of limited procedures agreed upon by Nations Funds, on behalf of the Acquiring Funds and Pacific Horizon Funds, on behalf of the Acquired Funds, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data with respect to the acquiring funds used in the calculation of any figure expressed numerically or in dollars or percentages of dollars that appear in the Registration Statement under: (a) "Table II -- Total Expense Information" in the Combined Proxy Statement/Prospectus; (b) "Table III --Capitalization (as of September 30, 1998) in the Combined Proxy Statement/Prospectus; (c) "Appendix II -- Expense Summaries of Pacific Horizon Funds and the Corresponding Nations Funds" in the Combined Proxy Statement/Prospectus; and (d) the PRO FORMA financial statements in the Statement of Additional Information, agree with the underlying accounting records of the Acquired Funds or with written estimates provided by officers of Pacific Horizon Funds having responsibility for financial and reporting matters, and were found to be mathematically correct.

     7.5. Pacific Horizon Funds shall have delivered to the Acquiring Funds, pursuant to paragraph 5.2(e), copies of financial statements of each Acquired Fund as of and for the year ended February 28, 1999, audited by PricewaterhouseCoopers LLP.

     7.6. The Board of Directors of Pacific Horizon Funds, including a majority of "non-interested" Directors, has determined that the Reorganization is in the best interests of Pacific Horizon Funds and that the interests of the existing shareholders of Pacific Horizon Funds, would not be diluted as a result of the Reorganization.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

                  The obligations of each Acquiring Fund and of each corresponding Acquired Fund herein are subject to the further conditions that on or before the Closing Date with respect to each Acquiring Fund and each corresponding Acquired Fund:

     8.1. This Agreement and the transactions contemplated herein shall have been approved by a majority of the votes of the shares of common stock outstanding and entitled to vote of Pacific Horizon Funds and of each Acquired Fund, consistent with the provisions of the laws of the State of Maryland, Pacific Horizon Funds' Charter and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to each corresponding Acquiring Fund. Approval of this Agreement by a majority of the votes of the shares of common stock outstanding and entitled to vote in an Acquired Fund shall constitute approval of all of the transactions contemplated herein, including the reorganization of all investment portfolios of Pacific Horizon Funds with the Nations Family of Funds and the dissolution of Pacific Horizon Funds, subject to the approval under Maryland law and the Charter of Pacific Horizon Funds by a majority of the votes of the shares of common stock outstanding and entitled to vote of Pacific Horizon Funds.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by Nations Funds, on behalf of the Acquiring Funds or by Pacific Horizon Funds, on behalf of the Acquired Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of any of an Acquiring Fund or its corresponding Acquired Fund.

     8.4. The N-1A Post-Effective Amendment and the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. Except to the extent prohibited by Rule 19b-1 promulgated under the 1940 Act, each Acquired Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Applicable Valuation Date, which, together with all previous dividends, shall have the effect of distributing to each Acquired Fund's shareholders substantially all of its net investment company taxable income, if any, for all taxable periods or years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain, if any, realized for all taxable periods or years ending on or prior to the Closing Date (after reduction for any capital loss carry forward.)

     8.6. Nations Funds, on behalf of each Acquiring Fund, and Pacific Horizon Funds, on behalf of each Acquired Fund, shall have received from PricewaterhouseCoopers LLP a letter dated as of the Closing Date, in form and substance satisfactory to Nations Funds and to Pacific Horizon Funds, to the effect that on the basis of limited procedures agreed upon by Nations Funds, on behalf of the Acquiring Funds and Pacific Horizon Funds, on behalf of the Acquired Funds (but not an examination in accordance with generally accepted auditing standards), the data with respect to the acquiring funds used in the calculation of any figure expressed numerically or in dollars or percentages that appear in the Registration Statement under: (a) "Table II -- Total Expense Information" in the Combined Proxy Statement/Prospectus; (b) "Table III -- Capitalization (as of September 30, 1998)" in the Combined Proxy Statement/Prospectus, (c) "Appendix II -- Expense Summaries of Pacific Horizon Funds and the Corresponding Nations Funds" in the Combined Proxy Statement/Prospectus; and
                  (d) the pro forma financial statements in the Statement of Additional Information, agree with the underlying accounting records of the Acquiring Funds or with written estimates provided by officers of Nations Funds having responsibility for financial and reporting matters, and were found to be mathematically correct.

     8.7. Nations Funds and Pacific Horizon Funds shall have received an opinion of Morrison & Foerster LLP addressed to both Nations Funds and Pacific Horizon Funds in a form reasonably satisfactory to them, and dated as of the Closing Date, substantially to the effect that on the basis of facts, representations, and assumptions set forth in such opinion:

                  8.7.a. each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each Acquiring Fund and the corresponding Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code with respect to such Reorganization.

                  8.7.b. no gain or loss will be recognized by an Acquired Fund upon the transfer of its assets and Liabilities to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares;

                  8.7.c. no gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets and assumption of Liabilities of the corresponding Acquired Fund solely in exchange for the Acquiring Fund Shares;

                  8.7.d. the basis of an Acquired Fund's assets received by the corresponding Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization;

                  8.7.e. the holding period of an Acquired Fund's assets in the hands of the corresponding Acquiring Fund will include the period for which such assets have been held by the Acquired Fund;

                  8.7.f. no gain or loss will be recognized by an Acquired Fund on the distribution to its shareholders of the Acquiring Fund Shares to be received by the Acquired Fund in the Reorganization;

                  8.7.g. no gain or loss will be recognized by the shareholders of an Acquired Fund upon their receipt of the corresponding Acquiring Fund Shares in exchange for such shareholders' shares of the Acquired Fund;

                  8.7.h. the basis of the Acquiring Fund Shares received by the shareholders of the corresponding Acquired Fund will be the same as the basis of the Acquired Fund shares surrendered by such shareholders pursuant to the Reorganization;

                  8.7.i. the holding period for the Acquiring Fund Shares received by the Acquired Fund shareholders will include the period during which such shareholders held the Acquired Fund shares surrendered therefor, provided that such Acquired Fund shares are held as a capital asset in the hands of the Acquired Fund shareholders on the date of the exchange; and

                  8.7.j. each Acquiring Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the corresponding Acquired Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.

                  In rendering such opinion described in this paragraph 8.7, Morrison & Foerster LLP may require and, to the extent they deem necessary and appropriate, may rely upon representations made in certificates of Nations Funds and Pacific Horizon Funds, their affiliates, and principal shareholders. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor its corresponding Acquired Fund may waive the condition set forth in this paragraph 8.7.

     8.8. Nations Funds and Pacific Horizon Funds shall have received a memorandum addressed to Nations Funds and the Pacific Horizon Funds, in form reasonably satisfactory to them, prepared by Morrison & Foerster LLP concerning the filing of notices and/or other documents, and the payment of fees, in connection with the shares to be issued by Nations Funds pursuant to this Agreement under applicable state securities laws or the exemption from such filing and payment requirements under such laws.

     8.9. The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

     8.10. Pacific Horizon Funds' agreements with each of its service contractors shall have terminated before or at the Closing, and each party has received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

9.   FINDER'S FEES AND EXPENSES

     9.1. Nations Funds, for itself and on behalf of the Acquiring Funds and Pacific Horizon Funds, on behalf of itself and on behalf of the Acquired Funds, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2. NationsBanc Advisors, Inc. shall bear, or shall cause one of its affiliates to bear, the customary expenses associated with the transactions contemplated by this Agreement.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1. Except for certain side letter agreements between NationsBanc Advisors, Inc. and Pacific Horizon Funds, this Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

     10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.

11.  TERMINATION

     11.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the
                  Closing:

                  11.1.a. by the mutual written consent of Nations Funds and
                          Pacific Horizon Funds;

                  11.1.b. by either Nations Funds or Pacific Horizon Funds by notice to the other, without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a default or breach of this Agreement by such terminating party) if such Closing(s) shall not have occurred on or before December 31, 1999, or such other date as may be agreed to by the parties; or

                  11.1.c. by either of Nations Funds or the Pacific Horizon
                          Funds, in writing without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a material default or breach of this Agreement by such terminating party), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed prior to the Closing Date, (ii) the other party materially breaches or shall have materially breached any of its representations, warranties or covenants contained herein, or (iii) any other express condition precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2. Termination of this Agreement pursuant to paragraphs 11.1(a) or (b) shall terminate all obligations of the parties hereunder with respect to the Acquired Fund and Acquiring Fund affected by such termination, or with respect to Nations Funds and Pacific Horizon Funds, as the case may be, and there shall be no liability for damages on the part of Nations Funds or Pacific Horizon Funds or the Directors or officers of Nations Funds or Directors or officers of Pacific Horizon Funds, on account of termination pursuant to paragraphs 11.1(a) or (b), except for possible liability on the part of Nations Funds or Pacific Horizon Funds as provided in paragraphs 11.1(a) or
                  (b); provided, however, that notwithstanding any termination of this Agreement pursuant to paragraph 11.1, such termination shall not relieve NationsBanc Advisors, Inc. of its obligations pursuant to Section 9.2 hereof.

12.  AMENDMENTS

                  This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Nations Funds, acting on behalf of each Acquiring Fund and the authorized officers of Pacific Horizon Funds, acting on behalf of each Acquired Fund; provided, however, that following the meeting of the shareholders of the Acquired Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the corresponding Acquiring Funds to be issued to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting such Acquired Fund Investors, without the Acquired Fund obtaining the Pacific Horizon Fund(s)' shareholders further approval except that nothing in this paragraph 12 shall be construed to prohibit any Acquiring Fund and the corresponding Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

                  At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of Pacific Horizon Funds either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the Board of Directors of the waiving party, or any appropriate officer of either party, with or without the approval of such party's shareholders).

13.  NOTICES

                  Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

                  For Nations Funds, on behalf of itself and each Acquiring
Fund:

                          Richard H. Blank, Jr.
                          Secretary
                          c/o Stephens Inc.
                          111 Center Street
                          Little Rock, Arkansas  72201

                          With copies to:

                          Robert M. Kurucza and
                          Marco E. Adelfio
                          Morrison & Foerster LLP
                          2000 Pennsylvania Avenue, N.W., Suite 5500
                          Washington, D.C.  20006

                  For Pacific Horizon Funds, on behalf of itself and each Acquired Fund:

                          c/o W. Bruce McConnel, III
                          Secretary
                          Drinker Biddle & Reath LLP
                          1345 Chestnut Street
                          Philadelphia, PA  19107-3496

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1. The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to articles, paragraphs, subparagraphs or Schedules shall be construed as referring to articles, paragraphs or subparagraphs hereof or Schedules hereto, respectively. Whenever the terms hereto, hereunder, herein or hereof are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual article, paragraph, subparagraph or sentence.

     14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws principles otherwise applicable therein.

     14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5. It is expressly agreed that the obligations of Nations Funds hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of Nations Funds personally, but shall bind only the assets and the property of the respective Acquiring Fund of Nations Funds, as provided in its Charter. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the respective Acquiring Fund of Nations Funds as provided in its Charter.

     14.6. No Acquired Fund shall have any liability for the obligations of any other Acquired Fund hereunder and no Acquiring Fund shall have any liability for the obligation of any other Acquiring Fund hereunder.

     14.7. The names "Pacific Horizon Funds" and "Directors of Pacific Horizon Funds" refer respectively to the corporation created and the Directors, as directors but not individually or personally, acting from time to time under Pacific Horizon Funds' Charter, which is hereby referred to and a copy of which is on file at the Department of Assessments and at the principal office of the corporation. The obligations of "Pacific Horizon Funds" entered into in the name or on behalf thereof by any of the Directors, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Directors, shareholders, or representatives of the corporation personally, but bind only the corporate property, and all persons dealing with any class of shares of the corporation must look solely to the corporate property belonging to such class for the enforcement of any claims against the corporation.

     14.8. Any announcement or similar publicity with respect to this Agreement or the transactions contemplated herein shall be made only at such time and in such manner as the parties shall agree; provided that nothing herein shall prevent either party upon notice to the other party from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

                  IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their authorized officers, and attested by their Secretaries as of the day and year first written above.

ATTEST:                                                      NATIONS FUND, INC., for itself and on behalf of each
                                                             Acquiring Fund

/s/  Richard H. Blank, Jr.                                   By:   /s/  A. Max Walker
--------------------------                                      ---------------------
Richard H. Blank, Jr.                                              A. Max Walker
Secretary                                                          President and Chairman of the Board of Directors



ATTEST:                                                      PACIFIC HORIZON FUNDS, INC., for itself and on
                                                             behalf of each Acquired Fund
                                                             By:   /s/  Dr. Cornelius J. Pings
                                                                ------------------------------
                                                                   Dr. Cornelius J. Pings
                                                                   President and Chairman of the Board of Directors



                                                             NATIONSBANC ADVISORS, INC., hereby joins in
                                                             this Agreement with respect to, and agrees to be bound
                                                             by Section 9.2 and 11.2 hereof

                                                             By: /s/ Robert H Gordon
                                                                -----------------------
                                                                   Robert H. Gordon
                                                                   President

                                   SCHEDULE A

PACIFIC HORIZON FUND/SHARE CLASS                                      CORRESPONDING NATIONS FUND/SHARE CLASS
--------------------------------                                      --------------------------------------
AGGRESSIVE GROWTH FUND                                                NATIONS SMALL COMPANY GROWTH FUND
        A Shares (Class D Common Stock)                                       Investor A Shares
        B Shares (Class D - Special Series 3 Common Stock)                    Investor B Shares
        K Shares (Class D - Special Series 5 Common Stock)                    Investor C Shares

INTERNATIONAL EQUITY FUND                                             NATIONS INTERNATIONAL EQUITY FUND
        A Shares (Class T Common Stock)                                       Investor A Shares
        B Shares (Class T - Special Series 3 Common Stock)                    Investor B Shares
        K Shares (Class T - Special Series 5 Common Stock)                    Investor C Shares

U.S. GOVERNMENT SECURITIES FUND                                       NATIONS GOVERNMENT SECURITIES FUND
        A Shares (Class E Common Stock)                                       Investor A Shares
        K Shares (Class E - Special Series 5 Common Stock)                    Investor C Shares


                                   APPENDIX II

                 EXPENSE SUMMARIES OF THE PACIFIC HORIZON FUNDS
                         AND CORRESPONDING NATIONS FUNDS
                 -----------------------------------------------

         The following tables (a) compare the fees and expenses as of September 30, 1998, for the respective Pacific Horizon Funds and their corresponding Nations Funds and (b) show the estimated fees and expenses for the corresponding Nations Funds on a PRO FORMA basis after giving effect to the Reorganization. The Nations Funds' management fees as of September 30, 1998 have been adjusted to reflect a Board-approved reduction in the contractual fee rates under the management contracts. The contractual management fees shown are expected to become effective in May 1999 at or prior to the Closing. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. The fund operating expense levels shown in this Proxy/Prospectus assume current net asset levels; PRO FORMA expense levels shown should not be considered an actual representation of future expenses or performance. Such PRO FORMA expense levels project anticipated levels but may be greater or less than those shown. NBAI has agreed that it will commit to waive fees and/or reimburse expenses as needed to ensure that, for one year from the Reorganization, the Nations Funds total expense ratios will not exceed the PRO FORMA after waiver expense ratios shown in Table II, absent a determination by the Nations Board that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense ratios. There can be no assurance that such expense ratios will continue after this commitment expires.

              PACIFIC HORIZON AGGRESSIVE GROWTH FUND-CLASS A SHARES

               NATIONS SMALL COMPANY GROWTH FUND-INVESTOR A SHARES

                                                              PACIFIC HORIZON   NATIONS SMALL
                                                                AGGRESSIVE     COMPANY GROWTH     COMBINED FUND
                                                                GROWTH FUND          FUND           PRO FORMA
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases (as a                 5.75%             5.75%            5.75%
         percentage of offering price ...................
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None             None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds)1 ......           1.00%            1.00%            1.00%
     Redemption Fees ....................................           None             None             None
     Exchange Fee .......................................           None             None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees ....................................          0.60%             0.90%            0.90%
     12b-1 Fees/Shareholder Servicing Fees...............          0.25%             0.25%            0.25%
     Other Expenses .....................................          0.74%             0.33%            0.33%
                                                                   ----              ----             ----

TOTAL FUND OPERATING EXPENSES:...........................          1.59%             1.48%            1.48%
                                                                   ====              ====             ====

--------------------


         1Certain Class A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within a specified time after purchase.

EXAMPLE:*

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                                                           PACIFIC HORIZON    NATIONS SMALL
                                                             AGGRESSIVE      COMPANY GROWTH     COMBINED FUND
                                                             GROWTH FUND           FUND           PRO FORMA

1 year ............................................              73                 72               72
3 years ...........................................             105                102              102
5 years ...........................................             139                134              134
10 years ..........................................             236                225              225

--------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

              PACIFIC HORIZON AGGRESSIVE GROWTH FUND-CLASS B SHARES

               NATIONS SMALL COMPANY GROWTH FUND-INVESTOR B SHARES

                                                              PACIFIC HORIZON   NATIONS SMALL
                                                                AGGRESSIVE         COMPANY        COMBINED FUND
                                                                GROWTH FUND      GROWTH FUND        PRO FORMA
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases (as a                  None             None             None
         percentage of offering price) ..................
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None             None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds) .......           5.00%            5.00%            5.00%
     Redemption Fees ....................................           None             None             None
     Exchange Fee .......................................           None             None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees ....................................          0.60%             0.90%            0.90%
     12b-1 Fees/Shareholder Servicing Fees...............          1.00%             1.00%            1.00%
     Other Expenses......................................          0.74%             0.33%            0.33%
                                                                   ----              ----             ----
TOTAL FUND OPERATING EXPENSES:...........................          2.34%             2.23%            2.23%
                                                                   ====              ====             ====

--------------------

EXAMPLE:*

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                                                           PACIFIC HORIZON    NATIONS SMALL
                                                             AGGRESSIVE      COMPANY GROWTH     COMBINED FUND
                                                             GROWTH FUND           FUND           PRO FORMA
1 year ............................................              74                 73               73
3 years ...........................................             103                100              100
5 years ...........................................             145                139              139
10 years ..........................................             268                238              238

         You would pay the following expenses on a $1,000 investment, assuming a 5% gross annual return and no redemption.

                                                           PACIFIC HORIZON    NATIONS SMALL
                                                             AGGRESSIVE          COMPANY        COMBINED FUND
                                                             GROWTH FUND       GROWTH FUND        PRO FORMA
1 year ............................................              24                 23               23
3 years ...........................................              73                 70               70
5 years ...........................................             125                119              119
10 years ..........................................             268                238              238

--------------------
* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

              PACIFIC HORIZON AGGRESSIVE GROWTH FUND-CLASS K SHARES

               NATIONS SMALL COMPANY GROWTH FUND-INVESTOR C SHARES

                                                              PACIFIC HORIZON   NATIONS SMALL
                                                                AGGRESSIVE         COMPANY        COMBINED FUND
                                                                GROWTH FUND      GROWTH FUND        PRO FORMA
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases (as a                  None             None             None
         percentage of offering price)...................
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None             None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds) .......           None             1.00%            1.00%
     Redemption Fees ....................................           None             None             None
     Exchange Fee .......................................           None             None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees ....................................          0.60%             0.90%            0.90%
     12b-1 Fees/Shareholder Servicing Fees (after waivers)1        0.75%             1.00%            1.00%
     Other Expenses......................................          0.74%             0.33%            0.33%
                                                                   ----              ----             ----
TOTAL FUND OPERATING EXPENSES (after waivers):2                    2.09%             2.23%            2.23%
                                                                   ====              ====             ====

--------------------
   1 12b-1/Shareholder Servicing Fees (absent waivers) would be 1.00% for the Pacific Horizon Aggressive Growth Fund.
   2 Total Fund Operating Expenses (absent waivers) would be a 2.34% for the Pacific Horizon Aggressive Growth Fund.

EXAMPLE:*

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                                                           PACIFIC HORIZON    NATIONS SMALL
                                                             AGGRESSIVE          COMPANY        COMBINED FUND
                                                             GROWTH FUND       GROWTH FUND        PRO FORMA
1 year ............................................              21                 33               33
3 years ...........................................              65                 70               70
5 years ...........................................             112                119              119
10 years ..........................................             242                258              258

         You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% gross annual return and (2) no redemption.

                                                           PACIFIC HORIZON    NATIONS SMALL
                                                             AGGRESSIVE          COMPANY        COMBINED FUND
                                                             GROWTH FUND       GROWTH FUND        PRO FORMA
1 year ............................................              21                 23               23
3 years ...........................................              65                 70               70
5 years ...........................................             112                119              119
10 years ..........................................             242                258              258

-------------------
   * These examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

            PACIFIC HORIZON INTERNATIONAL EQUITY FUND-CLASS A SHARES

               NATIONS INTERNATIONAL EQUITY FUND-INVESTOR A SHARES

                                                              PACIFIC HORIZON      NATIONS
                                                               INTERNATIONAL    INTERNATIONAL     COMBINED FUND
                                                                EQUITY FUND      EQUITY FUND        PRO FORMA
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............          5.75%             5.75%            5.75%
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None             None
     Maximum Deferred Sales Load (as a percentage of
         redemption proceeds)1...........................           1.00%            1.00%            1.00%
     Redemption Fees ....................................           None             None             None
     Exchange Fee .......................................           None             None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)2....................          0.00%             0.80%            0.80%
     12b-1/Shareholder Servicing Fees....................          0.25%             0.25%            0.25%
     Other Expenses (after waivers)3.....................          1.00%             0.35%            0.35%
                                                                   ----              ----             ----
TOTAL FUND OPERATING EXPENSES (after waivers)4:..........          1.25%             1.40%            1.40%
                                                                   ====              ====             =====

-------------------
   1 Certain Class A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within a specified time after purchase.

   2 Management Fees (absent waivers) would be 0.75% for the Pacific Horizon International Equity Fund.

   3 Other Expenses (absent waivers) would be 1.09% for the Pacific Horizon International Equity Fund.

   4 Total Fund Operating Expenses (absent waivers) would be 2.09% for the Pacific Horizon International Equity Fund.

EXAMPLE:*

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                                                           PACIFIC HORIZON       NATIONS
                                                            INTERNATIONAL     INTERNATIONAL     COMBINED FUND
                                                             EQUITY FUND       EQUITY FUND        PRO FORMA
1 year ............................................              70                 71               71
3 years ...........................................              95                 99               99
5 years ...........................................             122                130              130
10 years ..........................................             200                216              216

--------------------
* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

            PACIFIC HORIZON INTERNATIONAL EQUITY FUND-CLASS B SHARES

               NATIONS INTERNATIONAL EQUITY FUND-INVESTOR B SHARES

                                                              PACIFIC HORIZON      NATIONS
                                                               INTERNATIONAL    INTERNATIONAL     COMBINED FUND
                                                                EQUITY FUND      EQUITY FUND        PRO FORMA
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............           None             None             None
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None             None
     Maximum Deferred Sales Load (as a percentage of
         redemption proceeds)............................           5.00%            5.00%            5.00%
     Redemption Fees ....................................           None             None             None
     Exchange Fee .......................................           None             None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)1 ...................          0.00%             0.80%            0.80%
     12b-1/Shareholder Servicing Fees....................          1.00%             1.00%            1.00%
     Other Expenses (after waivers)2.....................          1.00%             0.35%            0.35%
                                                                   ----              ----             ----
TOTAL FUND OPERATING EXPENSES (after waivers)3:..........          2.00%             2.15%            2.15%
                                                                   ====              ====             =====

-------------------
   1 Management Fees (absent waivers) would be 0.75% for the Pacific Horizon International Equity Fund.

   2 Other Expenses (absent waivers) would be 1.09% for the Pacific Horizon International Equity Fund.

   3 Total Fund Operating Expenses (absent waivers) would be 2.84% for the Pacific Horizon International Equity Fund.

EXAMPLE:*

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                                                           PACIFIC HORIZON       NATIONS
                                                            INTERNATIONAL     INTERNATIONAL     COMBINED FUND
                                                             EQUITY FUND       EQUITY FUND        PRO FORMA
1 year ............................................              70                 72               72
3 years ...........................................              93                 97               97
5 years ...........................................             128                135              135
10 years ..........................................             233                229              229

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) no redemption:

                                                           PACIFIC HORIZON       NATIONS
                                                            INTERNATIONAL     INTERNATIONAL     COMBINED FUND
                                                             EQUITY FUND       EQUITY FUND        PRO FORMA
1 year ............................................              20                 22               22
3 years ...........................................              63                 67               67
5 years ...........................................             108                115              115
10 years ..........................................             233                229              229

--------------------
* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUMES THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

            PACIFIC HORIZON INTERNATIONAL EQUITY FUND-CLASS K SHARES

               NATIONS INTERNATIONAL EQUITY FUND-INVESTOR C SHARES

                                                              PACIFIC HORIZON      NATIONS
                                                               INTERNATIONAL    INTERNATIONAL     COMBINED FUND
                                                                EQUITY FUND      EQUITY FUND        PRO FORMA
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............           None             None             None
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None             None
     Maximum Deferred Sales Load (as a percentage of
         redemption proceeds)............................           None             1.00%            1.00%
     Redemption Fees ....................................           None             None             None
     Exchange Fee .......................................           None             None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)1....................          0.00%             0.80%            0.80%
     12b-1/Shareholders Servicing Fees (after waivers)2..          0.75%             1.00%            1.00%
     Other Expenses (after waivers)3.....................          1.00%             0.35%            0.35%
                                                                   ----              ----             ----
TOTAL FUND OPERATING EXPENSES (after waivers)4:..........          1.75%             2.15%            2.15%
                                                                   ====              ====             =====

-----------------
   1 Management Fees (absent waivers) would be 0.75% for the Pacific Horizon International Equity Fund.

   2 Distribution and Servicing Fees (absent waivers) would be 1.00% for the Pacific Horizon International Equity Fund.

   3 Other Expenses (absent waivers) would be 1.09% for the Pacific Horizon International Equity Fund.

   4 Total Fund Operating Expenses (absent waivers) would be 2.84% for the Pacific Horizon International Equity Fund.

EXAMPLE:*

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                                                           PACIFIC HORIZON       NATIONS
                                                            INTERNATIONAL     INTERNATIONAL     COMBINED FUND
                                                             EQUITY FUND       EQUITY FUND        PRO FORMA
1 year ............................................              18                 32               32
3 years ...........................................              55                 67               67
5 years ...........................................              95                115              115
10 years ..........................................             206                249              249

         You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return and (2) no redemption:

                                                           PACIFIC HORIZON       NATIONS
                                                            INTERNATIONAL     INTERNATIONAL     COMBINED FUND
                                                             EQUITY FUND       EQUITY FUND        PRO FORMA
1 year ............................................              18                 22               22
3 years ...........................................              55                 67               67
5 years ...........................................              95                115              115
10 years...........................................             206                249              249

--------------------
* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

         PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND-CLASS A SHARES

              NATIONS GOVERNMENT SECURITIES FUND-INVESTOR A SHARES

                                                              PACIFIC HORIZON      NATIONS
                                                                   U.S.           GOVERNMENT      COMBINED FUND
                                                                GOVERNMENT     SECURITIES FUND      PRO FORMA
                                                              SECURITIES FUND
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............          4.75%             4.75%            4.75%
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None             None
     Maximum Deferred Sales Load (as a percentage of
         redemption proceeds)1 ..........................           1.00%            1.00%            1.00%
     Redemption Fees ....................................           None             None             None
     Exchange Fee .......................................           None             None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)2....................          0.11%             0.50%            0.50%
     12b-1 Fees/Shareholder Servicing (after waivers)3...          0.10%             0.25%            0.25%
     Other Expenses (after waivers)4.....................          0.64%             0.35%            0.35%
                                                                   ----              ----             ----
TOTAL FUND OPERATING EXPENSES (after waivers)5:..........          0.85%             1.10%            1.10%
                                                                   ====              ====             =====

-------------------
   1 Certain Class A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within a specified time after purchase.

   2 Management Fees (absent waivers) would be 0.35% for the Pacific Horizon U.S. Government Securities Fund.

   3 12b-1 Fees/shareholder Servicing Fees (absent waivers) would be 0.25% for the Pacific Horizon U.S. Government Securities Fund.

   4 Other Expenses (absent waivers) would be 0.77% for the Pacific Horizon U.S. Government Securities Fund.

   5 Total Fund Operating Expenses (absent waivers) would be 1.37% for the Pacific Horizon U.S. Government Securities Fund.

EXAMPLE:*

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                                                           PACIFIC HORIZON       NATIONS
                                                           U.S. GOVERNMENT      GOVERNMENT      COMBINED FUND
                                                           SECURITIES FUND   SECURITIES FUND      PRO FORMA
1 year ............................................              56                 58               58
3 years ...........................................              73                 81               81
5 years ...........................................              92                105              105
10 years ..........................................             148                175              175

--------------------
* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

         PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND-CLASS K SHARES

              NATIONS GOVERNMENT SECURITIES FUND-INVESTOR C SHARES

                                                              PACIFIC HORIZON      NATIONS
                                                                   U.S.           GOVERNMENT      COMBINED FUND
                                                                GOVERNMENT     SECURITIES FUND      PRO FORMA
                                                              SECURITIES FUND
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............           None             None             None
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None             None
     Maximum Deferred Sales Load (as a percentage of
         redemption proceeds)............................           None             1.00%            1.00%
     Redemption Fees ....................................           None             None             None
     Exchange Fee .......................................           None             None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)1....................          0.11%             0.50%            0.50%
     12b-1 Fees/Shareholder Servicing Fees (after waivers)2        0.60%             1.00%            1.00%
     Other Expenses (after waivers)3.....................          0.64%             0.35%            0.35%
                                                                   ----              ----             ----
TOTAL FUND OPERATING EXPENSES (after waivers)4:..........          1.35%             1.85%            1.85%
                                                                   ====              ====             =====

------------------
   1 Management Fees (absent waivers) would be 0.35% for the Pacific Horizon U.S. Government Securities Fund.

   2 12-b/Servicing Fees (absent waivers) would be 1.00% for the Pacific Horizon U.S. Government Securities Fund.

   3 Other Expenses (absent waivers) would be 0.77% for the Pacific Horizon U.S. Government Securities Fund.

   4 Total Fund Operating Expenses (absent waivers) would be 2.12% for the Pacific Horizon U.S. Government Securities Fund.

EXAMPLE:*

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                                                           PACIFIC HORIZON       NATIONS
                                                           U.S. GOVERNMENT      GOVERNMENT      COMBINED FUND
                                                           SECURITIES FUND   SECURITIES FUND      PRO FORMA
1 year ............................................              14                 29               29
3 years ...........................................              43                 58               58
5 years ...........................................              74                100              100
10 years ..........................................             163                218              218

         You would pay the following expenses on a $1,000 investment, assuming a 5% gross return and no redemption:

                                                           PACIFIC HORIZON       NATIONS
                                                           U.S. GOVERNMENT      GOVERNMENT      COMBINED FUND
                                                           SECURITIES FUND   SECURITIES FUND      PRO FORMA
1 year ............................................              14                 19               19
3 years ...........................................              43                 58               58
5 years ...........................................              74                100              100
10 years ..........................................             163                218              218

--------------------
* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUMES THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                                  APPENDIX III

   INVESTMENT OBJECTIVES, LIMITATIONS AND CERTAIN SIGNIFICANT INVESTMENT
      POLICIES OF THE PACIFIC HORIZON FUNDS AND CORRESPONDING NATIONS FUNDS

         This Appendix highlights the investment objectives, and certain significant similarities and differences among the investment limitations and investment policies of the three Pacific Horizon Funds and their Nations Funds' counterparts into which they will be reorganized. The following is qualified in its entirety by the more detailed information included in the prospectuses and statements of additional information for the Pacific Horizon Funds and the corresponding Nations Funds which are incorporated by reference in this Proxy/Prospectus.

I.   PACIFIC HORIZON AGGRESSIVE GROWTH FUND/NATIONS SMALL
     COMPANY GROWTH FUND

     Investment Objectives:

     1. PACIFIC HORIZON AGGRESSIVE GROWTH FUND: to seek to achieve maximum capital appreciation.

     2. NATIONS SMALL COMPANY GROWTH FUND: to seek long-term capital growth by investing primarily in equity securities.

         Comment: Both Funds, under normal market conditions, will invest at least 65% of their assets in equity securities. The Pacific Horizon Fund's holdings will consist primarily of common stock of domestic companies, most of which will be small-capitalization companies that the investment adviser expects will achieve above average growth in earnings and price. Similarly, the Nations Fund will invest at least 65% of its assets in companies with a market capitalization of $1 billion or less, although up to 35% of its assets may be invested in securities of issuers with capitalization greater than $1 billion.

         While both Funds may invest in debt securities, the Nations Fund limits its investment in such securities to 35% of total assets (and typically will not invest more than 10% of its assets) in debt securities, while the Pacific Horizon Fund may invest in debt securities during temporary defensive periods without limit.

         Both Funds limit any investment in foreign securities to 20% of total assets.

II.  PACIFIC HORIZON INTERNATIONAL EQUITY FUND/NATIONS
         INTERNATIONAL EQUITY FUND

         Investment Objectives:

     1. PACIFIC HORIZON INTERNATIONAL EQUITY FUND: to seek long term capital growth by investing primarily in foreign equity securities.

     2. NATIONS INTERNATIONAL EQUITY FUND: to seek long-term capital growth by investing in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

         Comment: Both Funds typically will invest their assets in foreign equity securities. While the Nations Fund will invest at least 65% of its assets in such securities, the Pacific Horizon Fund will invest at least 80% of its assets in foreign equity securities. Both Funds intend to diversify their holdings across companies in at least three different countries. Under certain circumstances, both Funds may invest substantially all of its assets in one or two countries. While the Nations Fund may invest up to 35% of its assets in other types of securities, such as foreign debt obligations, the Pacific Horizon Fund may invest in such securities without limitation, but only under unusual market conditions. Otherwise, the Pacific Horizon Fund may invest up to 20% of its total assets in convertible bonds and debt securities.

                                     III-1

         Each Fund may invest in emerging markets or developing countries, which generally include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the World Bank; and (iii) countries listed in World Bank publications as developing. Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.

         Both Funds may invest in futures and options for the purpose of hedging currency fluctuations. The Pacific Horizon Fund may also use foreign currency options to increase the Fund's gross income. In addition, both Funds may invest in U.S. dollar-denominated instruments or obligations and in the U.S. stock markets for temporary defensive purposes.

         While the Pacific Horizon Fund may purchase bank obligations, including certificates of deposit and bankers' acceptances and make interest bearing savings account deposits in commercial banks in amounts not exceeding 5% of total assets, the Nations Fund has no intention to so invest.

III. PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND/NATIONS
         GOVERNMENT SECURITIES FUND

         Investment Objectives:

     1. PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND: to seek a high level of current income consistent with preservation of capital.

     2. NATIONS GOVERNMENT SECURITIES FUND: to seek high current income consistent with moderate fluctuation of principal.

         Comment: Both Funds typically will invest their assets in U.S. Government obligations, which are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Pacific Horizon Fund will, under normal market conditions, always have at least 65% so invested, while the Nations Fund will so invest under normal market conditions.

         Both Funds may invest up to 35% of their total assets in non-government related fixed income securities, although the Nations Fund may invest such percentage in a broader category of securities, including foreign securities and real estate investment trusts. While the Pacific Horizon Fund may invest only in non-governmental debt securities that are in the highest rating category by a nationally recognized statistical rating organization, the Nations Fund may invest in debt securities that are rated in any of the top four investment grade categories. While the Pacific Horizon Fund has no specified duration or average dollar weighted maturity, it is expected that the average dollar weighted maturity of the Nations Fund's portfolio will be between 5 and 30 years and the Nations Fund's duration is expected to be between 3.5 and 8 years.

         Both Funds may invest without limit, for temporary defensive purposes, in cash or cash equivalents.

                                     III-2

                                   APPENDIX IV

       SHAREHOLDER TRANSACTIONS AND SERVICES OF THE NATIONS FUNDS AND THE
                       CORRESPONDING PACIFIC HORIZON FUNDS

                 -----------------------------------------------

         This Appendix compares the shareholder transactions and services of the Pacific Horizon Funds and the corresponding Nations Funds. The following is qualified in its entirety by the more detailed information included in the prospectuses for the Pacific Horizon Funds and Nations Funds which are incorporated by reference in this Proxy/Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses. Please note that after the Reorganization, Nations will continue to honor any standing instructions regarding the corresponding Pacific Horizon Fund classes, under arrangements such as automatic withdrawal plans, systematic investment plans or dividend reinvestment plans. In such cases, standing instructions will be subject to the same or similar terms (e.g., minimum investments, account balances and minimum transaction amounts) currently in effect, except that there may be exceptions with respect to the timing of transactions which may need to be altered to comport with Nations procedures. Shareholders will be notified of any such exceptions. After the Reorganization, any instructions given with respect to any new account will be subject to the terms of the applicable Nations Fund class.

I.       PACIFIC HORIZON FUNDS - A SHARES

         CORRESPONDING NATIONS FUNDS - INVESTOR A SHARES

         A.   Sales Charges and Exemptions

         There is a maximum sales charge of 5.75% on A Shares of the Pacific Horizon Aggressive Growth and International Equity Funds and a maximum sales charge of 4.75% on A Shares of Pacific Horizon U.S. Government Securities Fund. The sales charge on the A Shares of the Pacific Horizon Funds may decrease as the amount a shareholder invests increases. Also there is no sales charge on purchases of A shares of $1 million or more. However, unless a Pacific Horizon Fund shareholder participates in the Bank of America Daily Advantage(R) or Advantage Plus(TM) programs, a contingent deferred sales charge will be imposed as follows: 1% on redemptions made within 1 year of purchases made on or after November 16, 1998, declining to 0.50% in the second year, and eliminated thereafter, or 1% on redemptions made within 18 months of purchases made before November 16, 1998. An investor may be entitled to reduced sales charges on A Shares through rights of accumulation, letters of intent, quantity discounts, or through certain affiliations with BankAmerica Corporation.

         There is a maximum sales charge of 5.75% on Investor A Shares of Nations Small Company Growth Fund and Nations International Equity Fund and 4.75% on Nations Government Securities Fund. Sales charges are reduced as the amount invested increases. An investor also may be entitled to reduced sales charges on Investor A Shares through Rights of Accumulation, a Letter of Intent, Quantity Discounts or through certain affiliations with BankAmerica Corporation. Investor A Shares of each of the Nations Funds that are purchased at net asset value have in addition a 1.00% and 0.50% maximum deferred sales charge which is imposed only if shares are redeemed within the first and second years of purchase, respectively. An investor may be entitled to reduced sales charges on Investor A through rights of accumulation, letters of intent, quantity discounts, or through certain affiliations with BankAmerica Corporation.

         B.   Purchase Policies

                                         PACIFIC HORIZON FUNDS                  NATIONS FUNDS

Minimum  initial investment              $500 for a regular account; $100 for   $1,000 for a regular account; $500
                                         investors purchasing through BofA or   for IRA investors; $250 for
                                         its affiliates*; $500 for IRA, Roth    non-working spousal IRAs; $250 for
                                         IRA or SEP IRA investors; $250 for     wrap fee and other investment
                                         non-working spousal IRAs; $2500 for    adviser accounts; $100 for investors
                                         SEP-IRAs with more than one            participating in the Systematic
                                         participant.                           Investment Plan; no minimum
                                                                                investment for 401(k) plans,
                                                                                simplified employee pension plans
                                                                                ("SEPs"), Savings Incentives Method
                                                                                Plans for Employees ("SIMPLE IRAs")
                                                                                and salary reduction-IRAs
                                                                                ("SAR-IRAs").**

Minimum subsequent investments           $50 for regular accounts and $0 for    $100; $50 for subsequent investments
                                         investors purchasing through BofA or   made through the Systematic
                                         its affiliates; for IRA, Roth IRA or   Investment Plan.
                                         SEP IRA investors; for non-working
                                         spousal IRAs; or for SEP-IRAs.

Purchase methods                         Through Bank of America; Service       Through Selling Agents, Servicing
                                         Organizations; in person; by wire;     Agents, a Nations Fund Personal
                                         by telephone; or Teletrade.            Investment Planner account; by mail;
                                                                                by wire; by telephone and a
                                                                                Systematic Investment Plan.

         C.   Redemption Procedures

                                         PACIFIC HORIZON FUNDS                  NATIONS FUNDS

Through an authorized selling or         Yes                                    Yes
servicing agent
By mail                                  Yes                                    Yes
By telephone                             Yes                                    Yes#
By wire                                  Yes                                    Yes
Check writing feature                    Yes+                                   No
By automatic withdrawal plan             Yes (net asset value of account must   Yes (net asset value of account must
                                         be $5,000)                             be $10,000)@

* The minimum investment is $100 for purchases made through BofA or its affiliates' trust and agency accounts or a Service Organization whose clients have made aggregate minimum purchases of $1 million. The minimum investment is $200 for BankAmerica cardholders with an appropriate award certificate.

** The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, simple IRAs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.


# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

         Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor A Shares and Pacific Horizon may redeem A Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

         D.   Additional Shareholder Services

                                         PACIFIC HORIZON FUNDS                  NATIONS FUNDS

Systematic/automatic investment plan     Yes ($50 or more)                      Yes (in any amount from $50 to
                                                                                $100,000).

         E.   Share Exchanges

                                         PACIFIC HORIZON FUNDS                  NATIONS FUNDS

By mail                                  Yes                                    Yes
By telephone                             Yes                                    Yes
Minimum                                  The A Shares exchanged must have a     The Investor A Shares exchanged must
                                         current value of at least $500.        have a current value of at least
                                                                                $1,000
Automatic exchange feature               No                                     Yes.  A shareholder may
                                                                                automatically exchange at least $25
                                                                                on a monthly or quarterly basis.
         Investor A Shares of a Nations Fund may be exchanged for Investor A
Shares of any other Nations Fund (except Nations index funds). Exchanges are subject to the minimum investment requirements imposed.

         A Shares of a Pacific Horizon Fund may be exchanged for A Shares of any other Pacific Horizon Fund or Time Horizon Fund, a separate investment company advised by Bank of America, or for Pacific Horizon Shares of Pacific Horizon money market funds. Exchanges are subject to the minimum investment requirements imposed.

---------------
+ Transaction minimum: $500.

@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.

II.      PACIFIC HORIZON FUNDS - B SHARES

         CORRESPONDING NATIONS FUNDS - INVESTOR B SHARES

         A.   Sales Charges and Exemptions

         There is a maximum deferred sales charge of 5.00% on Class B Shares and Investor B Shares of each of the Pacific Horizon Funds and the Nations Funds, respectively, if such shares are redeemed within a specified number of years of the initial purchase. The deferred sales charge is reduced as the number of years the shares are held increases, and there is no deferred sales charge on shares held for seven years or longer.

         B.   Purchase Policies

                                         PACIFIC HORIZON FUNDS                  NATIONS FUNDS

Minimum initial investment               $500 for a regular account; $100 for   $1,000 for a regular account; $500
                                         investors purchasing through BofA or   for IRA investors; $250 for
                                         its affiliates*; $500 for IRA, Roth    non-working spousal IRAs; $100 for
                                         IRA or SEP IRA investors; $250 for     investors participating in the
                                         non-working spousal IRAs; $2500 for    Systematic Investment Plan; no
                                         SEP-IRAs with more than one            minimum investment for 401(k) plans,
                                         participant.                           simplified employee pension plans
                                                                                ("SEPs"), Savings Incentives Method
                                                                                Plans for Employees ("SIMPLE IRAs")
                                                                                and salary reduction-IRAs
                                                                                ("SAR-IRAs").**

Minimum subsequent investments           $50 for regular accounts and $0 for    $100; $50 for subsequent investments
                                         investors purchasing through BofA or   made through the Systematic
                                         its affiliations; for IRA, Roth IRA    Investment Plan.
                                         or SEP IRA investors; for
                                         non-working spousal IRAs; or for
                                         SEP-IRAs.

Purchase methods                         Through Bank of America; Service       Through Selling Agents, Servicing
                                         Organizations; by mail; by wire; by    Agents, a Nations Fund Personal
                                         telephone; or Teletrade.               Investment Planner account; by mail;
                                                                                by wire; by telephone# and a
                                                                                Systematic Investment Plan.

         C.   Redemption Procedures

                                         PACIFIC HORIZON FUNDS                  NATIONS FUNDS

----------------
* The minimum investment is $100 for purchases made through BofA or its affiliates' trust and agency accounts or a Service Organization whose clients have made aggregate minimum purchases of $1 million. The minimum investment is $200 for BankAmerica cardholders with an appropriate award certificate.

** The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.

# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

Through an authorized selling or         Yes                                    Yes
servicing agent
By mail                                  Yes                                    Yes
By telephone                             Yes                                    Yes#
By wire                                  Yes                                    Yes
Check writing feature                    Yes+                                   No
By automatic withdrawal plan             Yes (net asset value of account must   Yes (net asset value of account must
                                         be $5,000)                             be $10,000)@

         Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor B Shares and Pacific Horizon may redeem B Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

              D.  Additional Shareholder Services

                                         PACIFIC HORIZON FUNDS                  NATIONS FUNDS

Systematic/automatic investment plan     Yes                                    Yes (in any amount from $50 to
                                                                                $100,000).
Conversion feature                       Yes (to A Shares in 8 years)           Yes (to Investor A shares in 8 years)

              E.  Share Exchanges

                                         PACIFIC HORIZON FUNDS                  NATIONS FUNDS

By mail                                  Yes                                    Yes
By telephone                             Yes                                    Yes
Minimum                                  The B Shares exchanged must have a     The Investor B Shares exchanged must
                                         current value of at least $500.        have a current value of at least

                                                                                $1,000

         Investor B Shares of a Nations Fund may be exchanged for Investor B Shares of any other Nations Fund non-money market fund or Investor C Shares of a non-Nations Institutional Reserves money market fund. Exchanges are subject to the minimum investment requirements imposed.

---------------
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

+ Transaction minimum: $500.

@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.

         B Shares of a Pacific Horizon Fund may be exchanged for B Shares of any other Pacific Horizon Fund or Time Horizon Fund or the Y Shares of Pacific Horizon's Prime Fund. Exchanges are subject to the minimum investment requirements imposed.

III.     PACIFIC HORIZON FUND - K SHARES

         CORRESPONDING NATIONS FUND - INVESTOR C SHARES

         A.   Sales Charges and Exemptions

         Pacific Horizon's K Shares and Nations Funds' Investor C Shares are offered at net asset value with no front-end sales charges, although a 1.00% deferred sales charge will apply to all redemptions of Nations Funds' Investor C Shares made within one year of purchase.

         B.   Purchase Policies

                                         PACIFIC HORIZON FUNDS                  NATIONS FUNDS

Minimum initial investment               $500 for a regular account; $100 for   $1,000 for a regular account; $500
                                         investors purchasing through BofA or   for IRA investors; $250 for
                                         its affiliates*; $500 for IRA, Roth    non-working spousal IRAs; $100 for
                                         IRA or SEP IRA investors; $250 for     investors participating in the
                                         non-working spousal IRAs; $2500 for    Systematic Investment Plan; no
                                         SEP-IRAs with more than one            minimum investment for 401(k) plans,
                                         participant.                           simplified employee pension plans
                                                                                ("SEPs"), Savings Incentives Method
                                                                                Plans for Employees ("SIMPLE IRAs")
                                                                                and salary reduction-IRAs
                                                                                ("SAR-IRAs").**

Minimum subsequent investments           $50 for regular accounts and $0 for    $100; $50 for subsequent investments
                                         investors purchasing through BofA or   made through the Systematic
                                         its affiliates; for IRA, Roth IRA or   Investment Plan.
                                         SEP IRA investors; for non-working
                                         spousal IRAs; or SEP-IRAs.

Purchase methods                         Through Bank of America; Service       Through Selling Agents, Servicing
                                         Organizations; in person; by mail;     Agents, a Nations Fund Personal
                                         by wire; by telephone; or Teletrade.   Investment Planner account; by mail;
                                                                                by wire; by telephone# and a
                                                                                Systematic Investment Plan.

---------------
* The minimum investment is $100 for purchases made through BofA or its affiliates' trust and agency accounts or a Service Organization whose clients have made aggregate minimum purchases of $1 million. The minimum investment is $200 for BankAmerica cardholders with an appropriate award certificate.

** The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.

# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

         C.   Redemption Procedures

                                         PACIFIC HORIZON FUNDS                  NATIONS FUNDS

Through an authorized selling or         Yes                                    Yes
servicing agent
By mail                                  Yes                                    Yes
By telephone                             Yes                                    Yes#
By wire                                  Yes                                    Yes
Check writing feature (U.S. Government   Yes+                                   No
Securities Fund Only)
By automatic withdrawal plan             Yes (net asset value of account must   Yes (net asset value of account must
                                         be $5,000)                             be $10,000)@

         Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor C Shares and Pacific Horizon may redeem K Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

         D.   Additional Shareholder Services

                                         PACIFIC HORIZON FUNDS                  NATIONS FUNDS

Systematic/automatic investment plan     Yes                                    Yes (in any amount from $50 to
                                                                                $100,000).
-------------
+ Transaction minimum: $500.

@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.

         E.   Share Exchanges

                                         PACIFIC HORIZON FUNDS                  NATIONS FUNDS

By mail                                  Yes                                    Yes
By telephone                             Yes                                    Yes
Minimum                                  The K Shares exchanged must have a     The Investor C Shares exchanged must
                                         current value of at least $500.        have a current value of at least
                                                                                $1,000
Automatic exchange feature               No                                     Yes.  A shareholder may
                                                                                automatically exchange at least $25
                                                                                on a monthly or quarterly basis.

         Investor C Shares of a Nations Fund may be exchanged for Investor C Shares of any other Nations Fund non-money market fund (other than an index fund) or Daily Shares of certain money market funds. Exchanges are subject to the minimum investment requirements imposed.

         K Shares of a Pacific Horizon Fund may be exchanged for K Shares of any other Pacific Horizon Fund or Time Horizon Fund. Exchanges are subject to the minimum investment requirements imposed.

IV. DIVIDENDS. Any dividends from net investment income for the Pacific Horizon U.S. Government Securities Fund and Nations Government Securities Fund are declared daily and paid monthly; any dividends from net investment income for Nations Small Company Growth Fund are declared and paid monthly, and any net realized gains from these Funds are distributed at least annually. Any dividends from net investment income for the Nations International Equity Fund are declared and paid quarterly, and any net realized gains are distributed at least annually. Any dividend from net investment income or capital gains of the Pacific Horizon Aggressive Growth and International Equity Funds are paid as a dividend annually.

                                   APPENDIX V

               Management's Discussion of Nations Fund Performance

                 -----------------------------------------------

Nations
International Equity
Fund  Portfolio Manager Commentary*

                        IN THE FOLLOWING INTERVIEW, MR. WATSON SHARES HIS VIEWS ON NATIONS INTERNATIONAL EQUITY FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND HIS CURRENT OUTLOOK.

PORTFOLIO MANAGER                     PLEASE DESCRIBE THE FUND'S PHILOSOPHY AND STYLE.
Stephen Watson is Principal           The Fund emphasizes growth at a reasonable price in
Portfolio Manager of Nations          selecting regions, countries and stocks. By combining good
International Equity Fund and         growth stock selection with active regional and country
is the Head of the                    allocation, we aim to build a portfolio that strategically
International and Global              overweights growing markets while tactically avoiding those
Portfolio Team for Gartmore           with less favorable prospects. The investment process is
Global Partners, investment           driven by fundamental research that includes both
sub-adviser to the Fund.              macroeconomic and company-level analysis, carried out by
INVESTMENT OBJECTIVE                  regionally focused investment teams.
The Fund seeks long-term              WHAT WERE INTERNATIONAL ECONOMIC AND MARKET CONDITIONS LIKE
capital growth by investing           DURING THE REPORTING PERIOD?
primarily in equity securities        Global equity markets had a tumultuous ride over the 12
of non-United States companies        months ended March 31, 1998. The ups and downs of the
in Europe, Australia, the Far         markets during this period reflected a combination of
East and other regions,               extraordinary political and economic developments,
including developing countries.       particularly -- but not entirely -- in the Far East. The
PERFORMANCE REVIEW                    spring of 1997 was marked by two significant political
For the 12-month period ended         milestones: the buildup to Britain's handover of Hong Kong
March 31, 1998, Nations               to China on July 1, 1997, and, in the United Kingdom, the
International Equity Fund             May 1997 election of a new Labour government, ending 19
Primary A Shares provided a           years of Conservative Party rule.
total return of 16.06%.               The reporting period began with stock markets in the Far
                                      East in a positive mode, a situation that quickly changed
                                      following the devaluation of Thailand's currency, the baht, on July 2, 1997. The weakness of the Thai baht precipitated the first of successive rounds of currency devaluations and stock market declines across the Pacific Rim.
                                      *The outlook of this Fund's portfolio manager may differ
                                      from that presented for other Nations Funds mutual funds.
                                      Source for all statistical data -- Gartmore Global Partners.
                                      INVESTING IN INTERNATIONAL INVESTMENTS MAY INVOLVE SPECIAL
                                      RISKS, INCLUDING FOREIGN TAXATION, CURRENCY RISKS, RISKS
                                      ASSOCIATED WITH POSSIBLE DIFFERENCES IN FINANCIAL STANDARDS
                                      AND OTHER MONETARY AND POLITICAL RISKS ASSOCIATED WITH
                                      FUTURE POLITICAL AND ECONOMIC DEVELOPMENTS.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
International Equity
Fund  Portfolio Manager Commentary continued...

                                      By the end of September 1997, Japan, which had been the star performer among major non-U.S. stock markets the previous
                                      calendar quarter, had become the worst-performing market
                                      represented in the benchmark Morgan Stanley Capital
                                      International Europe, Australasia and Far East (MSCI EAFE)
                                      Index.** Depreciation of the yen, weak consumer spending and the economic and financial turmoil of its Pacific Rim
                                      neighbors all contributed to the slide in the Japanese stock market.
                                      While events in Asia hurt stock markets globally, most of
                                      the impact outside the Pacific Rim was confined to the third quarter of the reporting period and primarily affected
                                      companies with exposure to Asia in terms of revenue.
                                      Otherwise, stock markets in the U.K. and Continental
                                      Europe -- particularly those in Italy, Spain and Portugal, which are aiming to benefit from participation in Economic and Monetary Union (EMU) -- rose throughout most of the
                                      period, fueled by increasing merger and acquisition
                                      activity, positive corporate news and favorable economic
                                      data.
                                      In the emerging markets, Latin America was initially hit
                                      harder by the Asian downturn than were most developed
                                      markets. However, Latin American stock markets generally
                                      recovered enough to post modest gains by the end of the
                                      reporting period. Asian stock markets also staged partial
                                      recoveries in the first three months of 1998.

THE FUND'S UNDERWEIGHT POSITION       WHAT COUNTRY OR REGIONAL ALLOCATION DECISIONS CONTRIBUTED
IN JAPAN RELATIVE TO THE MSCI         THE MOST TO THE FUND'S PERFORMANCE?
EAFE INDEX PROVIDED THE MOST          The Fund's underweight position in Japan relative to the
BENEFIT FROM A REGIONAL               MSCI EAFE Index provided the most benefit from a regional
ALLOCATION PERSPECTIVE.               allocation perspective. Our emphasis on emerging markets
                                      outside of the Far East, specifically Brazil and Mexico,
                                      also added value. In Europe, an overweight stance toward
                                      Switzerland also helped performance.
                                      WHAT COUNTRY OR REGIONAL ALLOCATION DECISIONS DETRACTED FROM
                                      THE FUND'S PERFORMANCE?
                                      The decision to maintain an overweight position in the Far
                                      East through the first half of the reporting period had a
                                      negative impact on performance, as this region
                                      underperformed the benchmark MSCI EAFE Index. However, we
                                      reduced the Fund's exposure to Southeast Asia during the
                                      period, focusing on markets such as Hong Kong and Australia, where the potential for long-term appreciation was
                                      considered stronger.
                                      In Europe, the Fund's underweighting in France detracted
                                      from performance, as the French market outperformed the MSCI
                                      EAFE Index. Also dampening the Fund's returns was its
                                      underweight stance toward the U.K., although we
                                      substantially increased exposure to this market over the
                                      period.
                                      **Morgan Stanley Capital International Europe, Australasia
                                      and Far East Index is an unmanaged, capitalization-weighted index that tracks stocks traded on sixteen exchanges in
                                      Europe, Australia and the Far East. It is unavailable for
                                      investment.

Nations
International Equity
Fund  Portfolio Manager Commentary continued...

                                      DID ANY PARTICULAR SECTOR DECISIONS CONTRIBUTE TO THE FUND'S
                                      PERFORMANCE?
                                      Our heavy emphasis on the pharmaceutical sector in
                                      Switzerland added value, with both Novartis and Roche
                                      Holding outperforming the Swiss market index. In Italy, the
                                      Fund's significant holdings in telecommunication
                                      stocks -- through Telecom Italia Mobile and its parent,
                                      Telecom Italia -- benefited the Fund, as the share prices of both companies outperformed the MSCI Italy Index.***

IN EUROPE, THE FUND WAS HELPED        WHAT ARE SOME EXAMPLES OF STOCKS HELD BY THE FUND THAT
BY HEAVY EXPOSURE TO SOME OF          PERFORMED PARTICULARLY WELL?
THE BEST PERFORMING SECTORS.          In Europe, the Fund was helped by heavy exposure to some of the best performing sectors, including insurance, support
                                      services, electronics, pharmaceuticals and
                                      telecommunications. Individually, shares in Bank of Ireland,
                                      Lloyds TSB Group, the German software company SAP and
                                      Britain's mobile telephone company, Vodafone Group,
                                      substantially outperformed the benchmark MSCI EAFE Index.
                                      Elsewhere, the Fund took profits on Australia's News Corp.
                                      Ltd. (parent company of motion picture studio 20th Century
                                      Fox), whose share price was boosted by the success of the
                                      movie Titanic.
                                      WHAT IMPACT DID CURRENCY HAVE ON THE FUND'S PERFORMANCE?
                                      A broadly stronger U.S. dollar throughout most of the
                                      reporting period had a negative impact on performance.
                                      However, the British pound ended the period a fraction
                                      stronger against the dollar than it had been at the start of the period, providing some benefit to U.S. investors. The
                                      Fund was particularly vulnerable to further drops in the
                                      Japanese yen relative to the dollar, so in November 1997, we placed a currency hedge on the Fund's yen exposure as a
                                      protective measure. We removed the hedge in January 1998 as the Japanese government's efforts to stimulate the economy caused the yen to rally. This hedging strategy benefited
                                      Fund performance.
                                      WHAT IS YOUR INTERNATIONAL ECONOMIC AND MARKET OUTLOOK FOR
                                      THE YEAR AHEAD?
                                      The primary concern is the impact of the Asian slowdown on companies not only within the region, but also in Europe and
                                      Latin America. In Japan, it has become clear that the
                                      government's repeated attempts to stimulate economic growth through fiscal policy will not provide a long-term solution to the stagnant Japanese economy. Instead, Japan needs to
                                      make serious efforts to deregulate and open up its economy to foreign investors. In the meantime, with weakening
                                      domestic demand combined with close trade and investment
                                      links with the rest of the Pacific region, the outlook for
                                      Japanese corporate earnings has been revised downward.
                                      ***Portfolio holdings were current as of March 31, 1998, are subject to change and may not be representative of current holdings.

Nations
International Equity
Fund  Portfolio Manager Commentary continued...

                                      In Continental Europe, the pending transition to Economic
                                      and Monetary Union in 1999 should continue to temper
                                      government spending plans and encourage more cross-border
                                      equity investment. The upcoming September 1998 election in
                                      Germany, while important, is unlikely to disrupt stock
                                      markets because both candidates favor a strong, unified
                                      Europe. Overall, Europe should continue to experience a
                                      positive interest-rate environment, corporate restructurings and improving earnings -- all contributing to a favorable
                                      investment backdrop for stocks.

                                      WHAT INVESTMENT OPPORTUNITIES DO YOU ANTICIPATE IN THIS
                                      ENVIRONMENT?
                                      We believe that major investment opportunities will be found in Continental Europe and the U.K. Although the U.K. economy is experiencing a slowdown in the manufacturing sector, the services industry is booming. On the Continent, the economic climate remains buoyant heading into EMU, with peripheral
                                      markets such as Spain and Italy particularly strong because of increasingly favorable macroeconomic environments.
                                      Mergers and acquisitions across many sectors -- particularly in banking, insurance and pharmaceuticals -- should also
                                      help support European stock markets. In addition, the
                                      electronics and technology services sector appears poised
                                      for continued success due to increased demand related to the millennium computer "bug" and the transition to EMU.
                                      Elsewhere, we see growth opportunities in Latin America,
                                      especially in Brazil, where valuations appear reasonable and the privatization process is on track.
                                      HOW ARE YOU POSITIONING THE FUND TO TAKE ADVANTAGE OF THESE
                                      ANTICIPATED DEVELOPMENTS?
                                      We are presently increasing the Fund's exposure to both the
                                      U.K. and Continental Europe, concentrating investments in
                                      growth sectors such as financial services,
                                      telecommunications, services and pharmaceuticals. Outside of
                                      Europe, we continue to favor Latin America over the Pacific
                                      Rim and expect to concentrate on large-capitalization stocks that are likely to benefit from positive economic
                                      conditions. We will, however, selectively seek opportunities in the Far East among companies that offer a combination of inexpensive valuations, reasonable growth prospects and
                                      sound balance sheets.

Nations
International Equity
Fund
   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/98)

[PIE CHART]

20.9%  Great Britain
 2.6%  Australia
 2.6%  Mexico
 2.9%  Spain
 3.8%  Brazil
 3.6%  Sweden
 4.0%  Italy
 7.0%  Netherlands
 7.9%  Germany
 8.0%  Switzerland
15.0%  Other
10.2%  France
11.5%  Japan

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 -----------------------------------------
                                                                                   1  Novartis AG                     2.7%
                                                                                 -----------------------------------------
                                                                                   2  Schweiz Ruckversicherungs       2.3%
                                                                                 -----------------------------------------
                                                                                   3  TOTAL, "B" Shares ord           1.7%
                                                                                 -----------------------------------------
                                                                                   4  Pinault-Printemps-Redoute SA    1.7%
                                                                                 -----------------------------------------
                                                                                   5  ING Groep N.V.                  1.6%
                                                                                 -----------------------------------------
                                                                                   6  Telecom Italia Mobile Spa       1.5%
                                                                                 -----------------------------------------
                                                                                   7  Banco de Santander SA ord       1.5%
                                                                                 -----------------------------------------
                                                                                   8  Bank of Ireland                 1.5%
                                                                                 -----------------------------------------
                                                                                   9  Lloyds TSB Group plc            1.5%
                                                                                 -----------------------------------------
                                                                                  10  Aegon N.V.                      1.4%
                                                                                 -----------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

Nations
International Equity
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98)

Assumes the reinvestment of all distributions.

               Measurement Period                                                           'MSCI
             (Fiscal Year Covered)                'International Equity $16,727'     EAFE Index $18,516'
Dec. 2, 1991                                                   10000                        10000
1991                                                           10416                        10520
                                                                9700                         9279
                                                               10171                         9484
                                                                9934                         9636
1992                                                            9523                         9273
                                                               10071                        10393
                                                               10393                        11447
                                                               11338                        12214
1993                                                           12114                        12328
                                                               12023                        12767
                                                               12310                        13428
                                                               12771                        13450
1994                                                           12429                        13322
                                                               11876                        13580
                                                               12147                        13690
                                                               13034                        14271
1995                                                           13479                        14861
                                                               14225                        15301
                                                               14463                        15555
                                                               14421                        15547
1996                                                           14621                        15806
                                                               14413                        15570
                                                               16094                        17602
                                                               15729                        17490
1997                                                           14807                        16131
Mar. 31 1998                                                   16727                        18516

Investor B Shares (as of 3/31/98)*

Assumes the reinvestment of all distributions.

               Measurement Period                                                           'MSCI
             (Fiscal Year Covered)                'International Equity $14,787'     EAFE Index $15,927'
June 7, 1993                                                   10000                        10000
                                                                9747                         9846
                                                               10581                        10506
1993                                                           11279                        10604
                                                               11174                        10982
                                                               11406                        11550
                                                               11808                        11569
1994                                                           11479                        11459
                                                               10942                        11681
                                                               11167                        11775
                                                               11967                        12276
1995                                                           12351                        12782
                                                               13005                        13161
                                                               13193                        13379
                                                               13114                        13373
1996                                                           13264                        13595
                                                               13040                        13392
                                                               14535                        15141
                                                               14169                        15044
1997                                                           13299                        13875
Mar. 31, 1998                                                  14787                        15927


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                SINCE INCEPTION
                                                                (12/2/91 through 3/31/98)       8.47%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations International Equity
                                                                Fund from the date each class of shares
                                                                was first offered. The Morgan Stanley
                                                                Capital International Europe,
                                                                Australasia and Far East Index ("MSCI
                                                                EAFE Index") is an unmanaged,
                                                                capitalization-weighted index that
                                                                tracks stocks traded on sixteen
                                                                exchanges in Europe, Australia and the
                                                                Far East. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Primary B, Investor A and Investor C
                                                                Shares may vary based on the
                                                                differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                SINCE INCEPTION             NAV   CDSC*
                                                                (6/7/93 through 3/31/98)    8.77% 8.47%

   TOTAL RETURN (AS OF 3/31/98)

                                           PRIMARY A       PRIMARY B     INVESTOR A          INVESTOR B            INVESTOR C
Inception Date                           12/2/91         6/28/96         6/3/92                6/7/93              6/17/92
                                                                                         NAV          CDSC*
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                       16.06%          15.09%          15.77%          14.93%       9.93%        15.05%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                  12.09%          NA              11.81%          11.06%       10.24%       11.23%
5 Years                                  10.68%          NA              10.41%          NA           NA           9.69%
Since Inception                          8.47%           7.93%           8.15%           8.77%        8.47%        8.00%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

Figures at net asset value (NAV) do not reflect any sales charges.

Nations
Small Company Growth
Fund Portfolio Manager Commentary*

                        IN THE FOLLOWING INTERVIEW, MR. BILLEADEAU SHARES HIS VIEWS ON NATIONS SMALL COMPANY GROWTH FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998, AND HIS CURRENT OUTLOOK.


PORTFOLIO MANAGER                     PLEASE DESCRIBE THE FUND'S INVESTMENT PHILOSOPHY AND STYLE.
Scott Billeadeau, CFA, is             Our approach to small-capitalization investing emphasizes a
Senior Portfolio Manager of           rigorous, disciplined and fundamental-based process that
Nations Small Company Growth          identifies successful companies at the early stages of their
Fund and a Director of Equity         economic life cycle, long before they are recognized by the
Management for TradeStreet            greater investing public.
Investment Associates, Inc.,
investment sub-adviser to the         HOW DID THE FUND PERFORM UNDER THE MARKET CONDITIONS THAT
Fund.                                 PREVAILED OVER THE LAST 12 MONTHS?
INVESTMENT OBJECTIVE                  It was a volatile period for small-company stocks. Due to
The Fund seeks long-term              underperformance in April 1997, small-capitalization stocks
capital growth by investing           appeared "cheap" relative to larger-company stocks. Relative
primarily in equity securities.       valuations were close to an all-time low June through
PERFORMANCE REVIEW                    September 1997, making small-capitalization stocks
For the 12-month period ended         attractive. So overall, May through September proved to be
March 31, 1998, Nations Small         strong months. Then the Asian financial crisis sent
Company Growth Fund Primary A         investors toward the purchase of large-capitalization
Shares provided a total return        blue-chip stocks rather than small-capitalization stocks
of 49.41%.**                          during the third fiscal quarter. With a total return of
                                      49.41%, the Fund (Primary A Shares) outperformed its peer
                                      group, the Lipper SmallCap Funds Universe which returned
                                      43.53%.***
                                      WHAT PARTICULAR SECTORS OR STOCKS WERE FAVORABLE FOR THE
                                      FUND?+
                                      Sectors that were favorable for Nations Small Company Growth
                                      Fund were financial services, technology and consumer
                                      cyclicals.
                                      Small capitalization stocks from the financial sector did
                                      well due to low interest rates, a strong economy and
                                      consolidation in that industry. During the fiscal year,
                                      several banks in the portfolio were taken over by or merged into larger banks. That type of activity significantly added to the Fund's performance. The stocks of City National,
                                      SouthWest Securities, OnBanc and US Bancorp performed
                                      particularly well.
                                      *The outlook for this Fund may differ from that presented
                                      for other Nations Funds mutual funds.
                                      **The performance shown includes the effect of fee waivers by the investment adviser, which has the effect of
                                      increasing total return.
                                      ***Lipper Analytical Services, Inc. is an independent mutual fund monitor. Funds included in the Lipper SmallCap Funds
                                      Universe invest primarily in companies with market
                                      capitalizations less than $1 billion at time of purchase.
                                      +Portfolio holdings were current as of March 31, 1998, are subject to change and may not be representative of current holdings.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      BECAUSE SMALL COMPANIES OFTEN HAVE NARROWER MARKETS AND
                                      LIMITED FINANCIAL RESOURCES AND THEIR STOCKS ARE NOT AS
                                      ACTIVELY TRADED AS LARGE COMPANY STOCKS, THEIR SHARE PRICES
                                      WILL BE MORE VOLATILE.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Small Company Growth
Fund Portfolio Manager Commentary continued...

                                      The consumer cyclicals sector benefited in the third fiscal quarter because those small company stocks are domestic in nature and, thus, were not impacted by the Asian financial crisis. Add to that a good domestic economy, and it's
                                      obvious why those securities benefited. In particular, the stocks of retailers Ethan Allen Retailers and Pacific
                                      Sunwear performed well.
                                      Adding to the positive annual return was the Fund's
                                      underweighting in several underperforming sectors. For
                                      example, the health care sector has underperformed in the
                                      small-capitalization universe, especially when compared to large-capitalization health care stocks which profited from mergers and consolidation. In addition, smaller health care companies tend to be one-product companies which carry much more risk than well-diversified larger companies. (The same is true for technology.) Due to these factors, we have
                                      significantly underweighted the Fund in health care against the benchmark.
                                      Normally, small-capitalization growth funds own more health care stocks than the Fund does, but because of the inherent risk, we were particularly selective. That philosophy
                                      benefitted the Fund because it was underweighted in a sector that underperformed.
SMALL CAPITALIZATION STOCKS           WHAT PARTICULAR SECTORS OR STOCKS WERE UNFAVORABLE FOR THE
FROM THE FINANCIAL SECTOR DID         FUND?
WELL DUE TO LOW INTEREST RATES,       Small-capitalization technology stocks, in general, showed
A STRONG ECONOMY AND                  poor returns, especially those with Asian exposure. These
CONSOLIDATION IN THAT INDUSTRY.       companies may not have direct exposure to the Asian markets, but because they supply companies that do, they were
                                      affected by the Asian financial crisis.
                                      We've had to identify the technology companies that do have this indirect exposure and evaluate the Fund's positions in them. Many have stayed the course and are now beginning to rebound. However, we are selling those that have significant
                                      Asian exposure. Basically, it comes down to whether we
                                      consider the underperformance as a short-term disruption to the company or as having a lasting fundamental effect on the stock.
                                      Other stocks that didn't meet expectations included Delta
                                      Woodside Industries and Proxim, Inc.
THE MARKET IS BEGINNING TO            WHAT ECONOMIC FACTORS INFLUENCED THE FUND'S PERFORMANCE AND
FAVOR GROWTH STOCKS,                  WHAT DO YOU ANTICIPATE IN THE COMING YEAR?
PARTICULARLY THOSE OF MEDIUM-         The first and second fiscal quarters of 1997 were favorable
AND SMALL-SIZED COMPANIES.            to small-capitalization investors. The third fiscal quarter was lackluster as a result of the Asian financial crisis,
                                      which caused liquidity to dry up in the small-
                                      capitalization universe as investors moved toward
                                      larger-capitalization stocks. Consequently,
                                      large-capitalization stocks have grown to an all-time high in terms of the number of investors choosing them over
                                      small-capitalization stocks.

Nations
Small Company Growth
Fund Portfolio Manager Commentary continued...

                                      However, the market is beginning to favor growth stocks,
                                      particularly those of medium- and small-sized companies. In fact, during the first calendar quarter of 1998, mid- and
                                      small-capitalization stocks have comprised the largest
                                      percentage of companies reporting better-than-expected
                                      earnings. Also, although the economy is strong, we believe it will begin to slow. That should favor the growth
                                      universe, and we believe growth stocks will outperform value stocks.
                                      To capitalize, we'll identify and purchase stocks of
                                      companies that we believe have visible and sustainable
                                      earnings growth. In total, we believe that the market shift toward growth stocks and the Fund's anticipated return on
                                      investment should reward shareholders in the long run.

  PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/98)

           [PIE CHART]

 4.0%  Apparel and Textiles
 4.3%  Medical Products and Supplies
 4.4%  Retail -- Specialty
 4.5%  Computer Software
 5.2%  Electronics
 5.8%  Professional Services
 7.6%  Telecommunications
64.2%  Other

                                                                                 TOP TEN HOLDINGS (AS A % OF NET ASSETS AS
                                                                                 OF 3/31/98)
                                                                                 -----------------------------------------
                                                                                   1  REMEC, Inc.                     2.0%
                                                                                 -----------------------------------------
                                                                                   2  Core Laboratories N.V.          1.9%
                                                                                 -----------------------------------------
                                                                                   3  Cybex Computer Products
                                                                                      Corporation                     1.8%
                                                                                 -----------------------------------------
                                                                                   4  SCB Computer Technology, Inc.   1.7%
                                                                                 -----------------------------------------
                                                                                   5  Stanford Telecommunications,
                                                                                      Inc.                            1.6%
                                                                                 -----------------------------------------
                                                                                   6  Henry Schein, Inc.              1.6%
                                                                                 -----------------------------------------
                                                                                   7  Quicksilver                     1.6%
                                                                                 -----------------------------------------
                                                                                   8  Orthodontic Centers of
                                                                                      America                         1.5%
                                                                                 -----------------------------------------
                                                                                   9  Lason Holdings Inc.             1.4%
                                                                                 -----------------------------------------
                                                                                  10  Rogue Wave Software             1.4%
                                                                                 -----------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 1998, ARE SUBJECT
TO CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

Nations
Small Company Growth
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98)
Assumes the reinvestment of all distributions.

       Measurement Period                                               Russell
     (Fiscal Year Covered)         Small Company Growth $16,832    2000 Index $16,103     Lipper SmallCap Funds Universe $16,214
Dec. 12 1995                                  10000                       10000                           10000
1995                                           9875                       10264                           10169
                                              10470                       10788                           10802
                                              11159                       11327                           11611
                                              11283                       11366                           11836
1996                                          11909                       11957                           12148
                                              11266                       11339                           11352
                                              13512                       13177                           13257
                                              15584                       15138                           15419
1997                                          14272                       14631                           14633
Mar. 31 1998                                  16832                       16103                           16214

Investor B Shares (as of 3/31/98)*
Assumes the reinvestment of all distributions.

          Measurement Period             Small Company Growth         Russell
        (Fiscal Year Covered)                 $16,459           2000 Index $16,103     Lipper SmallCap Funds Universe $16,214
Dec. 12 1995                                    10000                  10000                           10000
1995                                             9881                  10264                           10169
                                                10439                  10788                           10802
                                                11096                  11327                           11611
                                                11199                  11366                           11836
1996                                            11795                  11957                           12148
                                                11122                  11339                           11352
                                                13304                  13177                           13257
                                                15315                  15138                           15419
1997                                            13978                  14631                           14633
Mar. 31 1998                                    16459                  16103                           16214

                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                Since Inception
                                                                (12/12/95 through 3/31/98)  25.39%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Small Company Growth
                                                                Fund from the date each class of shares
                                                                was first offered. Figures for the
                                                                Russell 2000 Index, an unmanaged
                                                                capitalization-weighted index that
                                                                includes 2,000 of the smallest stocks,
                                                                representing approximately 11% of the
                                                                U.S. equity market, include
                                                                reinvestment of dividends. Funds
                                                                included in the Lipper SmallCap Funds
                                                                Universe invest primarily in companies
                                                                with market capitalization less than $1
                                                                billion at the time of purchase. It is
                                                                not possible to invest in an index or
                                                                Lipper universe. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Investor A and Investor C Shares may
                                                                vary based on the differences in sales
                                                                loads and fees paid by the shareholders
                                                                investing in each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                Since
                                                                Inception     NAV      CDSC*
                                                                (12/12/95 through
                                                                3/31/98)       24.18%  23.19%
                                                                [CHART LEGEND]

  TOTAL RETURN (AS OF 3/31/98)

                                            PRIMARY A         INVESTOR A             INVESTOR B            INVESTOR C
Inception Date                           12/12/95          12/12/95                   12/12/95             9/22/97
                                                                                 NAV          CDSC*
------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                       49.41%            49.15%                47.99%       42.99%       NA
------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
Since Inception                          25.39%            24.94%                24.18%       23.19%       8.75%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown reflects the performance of the Pilot Small Capitalization Equity Fund, which was reorganized into Nations Small Company Growth Fund on May 23, 1997.

The performance shown includes the effect of fee waivers by the investment adviser, which has the effect of increasing total return.

*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

Figures at net asset value (NAV) do not reflect any sales charges.

Nations
Government Securities
Fund Portfolio Manager Commentary*

                        IN THE FOLLOWING INTERVIEW, MR. GUNSTER SHARES HIS VIEWS ON NATIONS GOVERNMENT SECURITIES FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998 AND HIS CURRENT OUTLOOK.

PORTFOLIO MANAGER                     PLEASE DESCRIBE THE FUND'S INVESTMENT STYLE AND PHILOSOPHY.
Christopher G. Gunster is             The Fund invests primarily in U.S. Treasuries,
Portfolio Manager of Nations          mortgage-backed securities and government agency bonds. The
Government Securities Fund and        Fund moves strategically among these sectors and along the
Portfolio Manager, Fixed Income       yield curve to provide both a high level of current income
Management for TradeStreet            and capital appreciation.
Investment Associates, Inc.,          WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE DURING THE
the investment sub-adviser to         REPORTING PERIOD?
the Fund.                             During the period, economic growth was well above the most
INVESTMENT OBJECTIVE                  optimistic expectations of long-term sustainable levels,
The Fund seeks high current           productivity rates were high and unemployment rates were at
income consistent with moderate       30-year lows. In addition, inflation continued to fall and
fluctuation of principal. The         budget deficits declined, providing a favorable backdrop for
Fund invests primarily in             financial assets.
intermediate-term securities          In this economic environment, the U.S. Federal Reserve Board
issued or guaranteed by the           (the Fed) opted to keep the Federal Funds rate steady at
U.S. Government, its agencies         5.5%. The benchmark 30-year U.S. Treasury bond started the
or instrumentalities.                 period at just over 7%, traded in a fairly tight range until
PERFORMANCE REVIEW                    August 1997 and then declined in yield in reaction to the
For the 12-month period ended         Asian financial crisis, ending the period at just under 6%.
March 31, 1998, Nations               (Bond yields move in the opposite direction of bond prices,
Government Securities Fund            so that when yields go down, prices generally go up.)
Primary A Shares provided a           Early in the reporting period, the economy experienced
total return of 11.65%.**             impressive overall growth and little inflationary pressures.
                                      However, in August 1997, the market retreated somewhat as
                                      the unemployment rate continued to decline, consumer
                                      confidence remained high and the U.S. dollar declined from its then year-to-date highs. But with favorable inflation
                                      reports, the market accurately anticipated that the Fed
                                      would not act to raise interest rates. Accordingly, bond
                                      yields declined slightly in September.
                                      *The outlook of this Fund's portfolio manager may differ
                                      from that presented for other Nations Funds mutual funds.
                                      **The performance shown includes the effects of fee waivers by the investment adviser, which has the effect of
                                      increasing total return.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Government Securities
Fund Portfolio Manager Commentary continued...

                                      In the final quarter of 1997, Asian stock markets plunged to levels not seen in several years, creating fears of a
                                      financial crisis that would affect the world's markets. As investor confidence deteriorated, the U.S. bond market
                                      benefited from a massive "flight to quality," with investors selling off foreign securities and buying U.S. bonds. Within the U.S. bond market, investors fled from corporate,
                                      mortgage-backed and asset-backed securities into U.S.
                                      Treasuries. As a result, any fund with large holdings in
                                      U.S. Treasuries did well.
                                      In early 1998, Fed Chairman Alan Greenspan discussed the
                                      possibility of disinflationary shocks from the problems in
                                      Asia. This caused the bond market yield curve to steepen
                                      dramatically with yields on short maturity instruments
                                      declining and the yields on long-term bonds remaining
                                      relatively stable. In February 1998, as the strength of the
                                      U.S. economy became a concern, the market experienced a
                                      sell-off and investors again entertained the possibility
                                      that the Fed might raise interest rates to get ahead of
                                      inflation and influence growth.
                                      HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?***
                                      Until the Asian financial crisis hit in October 1997, the
                                      Fund invested primarily in mortgage-backed and U.S. Treasury securities. As the Asian crisis unfolded, interest rates
                                      declined and U.S. Treasury securities did well; however,
                                      mortgage-backed securities did not. To minimize the negative effect of homeowners' refinancing due to lower interest
                                      rates and to capitalize on the strengthening U.S. Treasury market, we reduced the Fund's holdings in mortgage-backed
                                      securities and emphasized U.S. Treasuries. This sector
                                      allocation performed well as rates continued to decline
                                      through January 1998.
                                      When interest rates increased at the end of February and
                                      beginning of March 1998, we reduced the Fund's exposure to
                                      U.S. Treasuries and invested in other
                                      higher-income-producing securities. Specifically, we focused on prepaid mortgage-backed securities that have historically provided solid performance in this type of environment.
                                      Because they are less likely to be refinanced, these
                                      securities provide more income potential than U.S. Treasury and agency securities, and less risk than other
                                      mortgage-backed securities.
                                      ***Portfolio characteristics were current as of March 31,
                                      1998, are subject to change and may not be representative of current characteristics.

Nations
Government Securities
Fund Portfolio Manager Commentary continued...

                                      WHAT INVESTMENT DECISIONS CONTRIBUTED TO THE FUND'S
                                      PERFORMANCE?
                                      Our decision to overweight U.S. Treasury securities in
                                      October 1997 benefited the Fund, helping it make up
                                      significant ground relative to its underperformance during the beginning of the period. In addition, because
                                      longer-term U.S. Treasuries perform particularly well when markets rally, the Fund's longer duration boosted
                                      performance.

                                      WHAT INVESTMENT DECISIONS HINDERED OVERALL PORTFOLIO
                                      PERFORMANCE DURING THE PERIOD?
                                      At the beginning of the fiscal year, we felt that the
                                      nation's strong economic growth rate, combined with low
                                      unemployment expectations and a rise in manufacturing, could lead to inflationary pressures that would prompt the Fed to raise interest rates.
                                      While we were accurate in our forecast of exceptional
                                      economic growth, we were incorrect on the direction of
                                      inflation. The Fund's defensive stance on
                                      duration -- investing in securities with shorter maturities in preparation for higher interest rates -- hurt its overall performance because this prevented the Fund from fully
                                      participating in the bond market rally. While the Fund's
                                      duration standpoint hurt us in the first part of the year, it benefited the Fund later on.
                                      WHAT ECONOMIC DEVELOPMENTS DO YOU ANTICIPATE DURING THE REST
                                      OF 1998?
                                      We anticipate the financial crisis in Asia to have an impact on the U.S. economy, which may affect our markets in the
                                      third or fourth quarter of 1998. If this occurs, we expect the economy to slow, prompting the labor market to ease and the Fed to reduce interest rates. However, we do not expect the slowdown to be so severe as to cause a recession.
                                      If, however, the Asian situation does not have a significant impact and economic growth remains strong, then the Fed will likely raise rates. Either way, we expect interest rates to remain stable in the short term as this debate continues.

Nations
Government Securities
Fund Portfolio Manager Commentary continued...

In the coming months, we expect       HOW IS THE FUND POSITIONED TO TAKE ADVANTAGE OF THESE
to maintain the Fund's current        ANTICIPATED DEVELOPMENTS?
stance, which emphasizes              In the coming months, we expect to maintain the Fund's
prepaid mortgages that should         current stance, which emphasizes prepaid mortgage-backed
provide the potential for solid       securities that should provide the potential for solid
performance in this                   performance in this environment. With the Fed on hold and
environment.                          the effects of the Asian financial crisis still unclear, we believe that short-term rates will not change significantly.
                                      As a result, we will be overweighting mortgage-backed and
                                      agency-backed securities -- higher income producing
                                      bonds -- relative to U.S. Treasuries.

  PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/98)

[PIE CHART]

Other Assets and Liabilities (Net)     0.2%
Municipal Bonds                       14.0%
U.S. Treasury Obligations             23.9%
Mortgage-Backed Securities            61.9%

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 ------------------------------------------
                                                                                   1  Federal National Mortgage
                                                                                      Association (FNMA)
                                                                                      Certificates                    36.5%
                                                                                 ------------------------------------------
                                                                                   2  Government National Mortgage
                                                                                      Association (GNMA)
                                                                                      Certificates                    17.1%
                                                                                 ------------------------------------------
                                                                                   3  U.S. Treasury Bond
                                                                                      6.125% 11/15/27                 17.0%
                                                                                 ------------------------------------------
                                                                                   4  U.S. Treasury Strip Principal
                                                                                      only 05/15/13                    6.9%
                                                                                 ------------------------------------------
                                                                                   5  Texas State Department of
                                                                                      Housing and Community Affairs,
                                                                                      Series C, 6.800% 09/01/29        6.5%
                                                                                 ------------------------------------------
                                                                                   6  Chicago, Illinois, Public
                                                                                      Building 7.000% 01/01/07         6.4%
                                                                                 ------------------------------------------
                                                                                   7  Freddie Mac Certificate,
                                                                                      Series 1999, Class PB
                                                                                      6.300% 01/15/17                  6.0%
                                                                                 ------------------------------------------
                                                                                   8  Federal Home Loan Mortgage
                                                                                      Corporation Certificates         2.2%
                                                                                 ------------------------------------------
                                                                                   9  Portsmouth Virginia, Taxable
                                                                                      Ref., 6.630% 07/15/14            1.1%
                                                                                 ------------------------------------------
                                                                                  10  Government National Mortgage
                                                                                      Association II (GNMA II)
                                                                                      Certificate, 11.000% 10/20/20    0.1%
                                                                                 ------------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT AS OF
MARCH 31, 1998, ARE SUBJECT TO CHANGE
AND MAY NOT BE REPRESENTATIVE OF CURRENT HOLDINGS.

Nations

Government Securities
Fund Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98)

          Measurement Period
        (Fiscal Year Covered)            Government Securities $15,649     Salomon Brothers Mortgage Index $17,406
Assumes the reinvestment of all distributions.
April 11 1991                                        10000                                  10000
                                                     10118                                  10203
                                                     10647                                  10768
1991                                                 11178                                  11245
                                                     10983                                  11185
                                                     11419                                  11637
                                                     11794                                  11980
1992                                                 11782                                  12074
                                                     12136                                  12427
                                                     12378                                  12691
                                                     12673                                  12807
1993                                                 12685                                  12923
                                                     12303                                  12652
                                                     12096                                  12583
                                                     12033                                  12683
1994                                                 12037                                  12739
                                                     12635                                  13410
                                                     13221                                  14105
                                                     13449                                  14390
1995                                                 13876                                  14875
                                                     13599                                  14820
                                                     13585                                  14920
                                                     13812                                  15234
1996                                                 14228                                  15674
                                                     14017                                  15693
                                                     14516                                  16265
                                                     14894                                  16734
1997                                                 15445                                  17126
Mar. 31 1998                                         15649                                  17406

          Measurement Period
        (Fiscal Year Covered)            Lehman Brothers Intermediate Treasury Index $16,514
Assumes the reinvestment of all distributions.
April 11 1991                                                    10000
                                                                 10167
                                                                 10651
1991                                                             11170
                                                                 11047
                                                                 11476
                                                                 11988
1992                                                             11945
                                                                 12395
                                                                 12640
                                                                 12908
1993                                                             12927
                                                                 12685
                                                                 12615
                                                                 12711
1994                                                             12697
                                                                 13222
                                                                 13842
                                                                 14051
1995                                                             14526
                                                                 14423
                                                                 14516
                                                                 14765
1996                                                             15106
                                                                 15095
                                                                 15514
                                                                 15912
1997                                                             16268
Mar. 31 1998                                                     16514

Investor B Shares (as of 3/31/98)*

          Measurement Period
        (Fiscal Year Covered)            Government Securities $12,144     Salomon Brothers Mortgage Index $13,849
Assumes the reinvestment of all distributions.
June 7 1993                                          10000                                  10000
                                                     10073                                  10097
                                                     10296                                  10190
1993                                                 10289                                  10282
                                                      9963                                  10066
                                                      9779                                  10012
                                                      9713                                  10091
1994                                                  9700                                  10136
                                                     10166                                  10670
                                                     10620                                  11222
                                                     10786                                  11450
1995                                                 11110                                  11835
                                                     10871                                  11791
                                                     10842                                  11871
                                                     11005                                  12121
1996                                                 11318                                  12471
                                                     11132                                  12486
                                                     11510                                  12941
                                                     11787                                  13314
1997                                                 12197                                  13627
Mar. 31 1998                                         12144                                  13849

          Measurement Period
        (Fiscal Year Covered)            Lehman Brothers Intermediate Treasury Index $13,257
Assumes the reinvestment of all distributions.
June 7 1993                                                     10000
                                                                10147
                                                                10362
1993                                                            10377
                                                                10184
                                                                10128
                                                                10205
1994                                                            10193
                                                                10614
                                                                11112
                                                                11280
1995                                                            11661
                                                                11579
                                                                11654
                                                                11854
1996                                                            12127
                                                                12118
                                                                12454
                                                                12774
1997                                                            13059
Mar. 31 1998                                                    13257



                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                Since Inception
                                                                (4/11/91 through 3/31/98)       6.64%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor B
                                                                Shares of Nations Government Securities
                                                                Fund from the date each class of shares
                                                                was first offered. Figures for the
                                                                Lehman Intermediate Treasury Index
                                                                track the market value of U.S. Treasury
                                                                securities with maturities of 3 to 10
                                                                years. The Salomon Brothers Mortgage
                                                                Index is comprised of 30-year and
                                                                15-year GNMA, FNMA and FHLMC
                                                                securities, and FNMA and FHLMC balloon
                                                                mortgages. Both indices are unmanaged
                                                                and include reinvestment of dividends.
                                                                Both indices are unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor B Shares. The performance
                                                                of Primary B, Investor A and Investor C
                                                                Shares may vary based on the
                                                                differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor B Shares
                                                                Since Inception  NAV  CDSC*
                                                                (6/7/93 through 3/31/98)    4.45% 4.12%

  TOTAL RETURN (AS OF 3/31/98)

                                           Primary A       Primary B       Investor A      Investor B      Investor C
Inception Date                           4/11/91         6/28/96         4/17/91         6/7/93          7/6/92
                                                                                         NAV     CDSC*
-----------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                       11.65%          11.23%          11.37%          10.78%  5.78%   10.84%
-----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
3 Years                                  7.39%           NA              7.13%           6.65%   5.76%   6.71%
5 Years                                  5.22%           NA              5.00%           NA      NA      4.50%
Since Inception                          6.64%           7.93%           6.40%           4.45%   4.12%   4.76%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.
The performance shown includes the effects of fee waivers by the investment adviser, which has the effect of increasing total return.
*Figures at CDSC reflect the maximum applicable contingent deferred sales charge.
Figures at net asset value (NAV) do not reflect any sales charges.

                                   APPENDIX VI

         This Appendix provides information about INVESCO Global Asset Management (N.A.), Inc. ("Invesco") and Putnam Investment Management, Inc. ("Putnam"), the two investment sub-advisers that would, subject to shareholder approval, provide investment sub-advisory services to Nations International Equity Fund with Gartmore Global Partners ("Gartmore"). Pursuant to the proposed sub-advisory arrangements, each of the three investment sub-advisers would be responsible for approximately one-third of the Nations International Equity Fund's assets and each investment sub-adviser would receive fees based on the actual amount of assets managed by such investment sub-adviser. The aggregate fees, computed daily and payable monthly, paid by NBAI to the three investment sub-advisers, would not exceed .70% on an annual basis of the average daily net assets of Nations International Equity Fund managed by Gartmore; 0.65% for those assets managed by Invesco Global Asset Management (N.A.), Inc.; and 0.55% for those assets managed by Putnam Investment Management, Inc.

         INVESCO GLOBAL ASSET MANAGEMENT (N.A.), INC. ("INVESCO")

         Invesco, with principal offices located at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309, is a division of INVESCO Global, a publicly traded investment management firm located in London, England, and a wholly owned subsidiary of AMVESCAP PLC, a publicly traded UK financial holding company also located in London, England that, through its subsidiaries, engages in international investment management.

         The International Equity Portfolio Management Team of Invesco would be responsible for the day-to-day management of the assets allocated to Invesco of the Nations International Equity Fund.


         PUTNAM INVESTMENT MANAGEMENT, INC. ("PUTNAM")

         Putnam, with principal offices located at One Post Office Square, Boston, Massachusetts 02109, is a wholly owned subsidiary of Putnam Investment, Inc., an investment management firm founded in 1937 and a majority-owned subsidiary of Marsh & McLennan Companies, a publicly traded professional services firm that engages, through its subsidiaries, in the business of investment management.

         The Core International Equity Group of Putnam would be responsible for the day-to-day management of the assets allocated to Putnam of the Nations International Equity Fund.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 1999

                           PACIFIC HORIZON FUNDS, INC.
                                  P.O. Box 8968
                           Wilmington, Delaware 19899
                                 1-800-346-2087

                               NATIONS FUND, INC.
                        One NationsBank Plaza, 33rd Floor
                         Charlotte, North Carolina 28255
                                 1-800-321-7854



    (APRIL 12, 1999 SPECIAL MEETING OF SHAREHOLDERS OF PACIFIC HORIZON FUNDS)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of Pacific Horizon to be held on April 12, 1999. Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Pacific Horizon or Nations at the addresses or telephone numbers set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.


 INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

         Further information about the Investor A, Investor B and Investor C Shares of Nations Small Company Growth Fund and Nations International Equity Fund and the Investor A and C Shares of Nations Government Securities Fund, is contained in and incorporated herein by reference to the statement of additional information for Nations Small Company Growth Fund, Nations International Equity Fund and Nations Government Securities Fund, dated August 1, 1998, as supplemented.

         Further information about the A Shares, B Shares and K Shares of the Pacific Horizon Aggressive Growth Fund and Pacific Horizon International Equity Fund, and the A Shares and K Shares of the Pacific Horizon U.S. Government Securities Fund, is contained in and incorporated herein by reference to the statement of additional information for Aggressive Growth Fund and Pacific Horizon International Equity Fund and the Pacific Horizon U.S.
Government Securities Fund, dated July 1, 1998.

         The audited financial statements and related Report of Independent Auditors for the year ended March 31, 1998 and the unaudited financial statement for the semi-annual period ended September 30, 1998 for the Nations Small Company Growth Fund, Nations International Equity Fund and Nations Government Securities Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.


     The audited financial statements and related Report of Independent Accountants for the year ended February 28, 1998 and the unaudited financial statements for the semi-annual period ended August 31, 1998 for the Pacific Horizon Aggressive Growth, International Equity and U.S. Government Securities Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

                                TABLE OF CONTENTS


General Information...........................................................4
Introductory Note to PRO FORMA Financial Information..........................5

                               GENERAL INFORMATION

        The Reorganization contemplates the transfer of all of the assets and liabilities of each Pacific Horizon Fund to a corresponding Nations Fund in exchange for Shares of designated classes of the corresponding Nations Fund.

         The Shares issued by Nations will have an aggregate value equal to the aggregate value of the shares of the respective Pacific Horizon Funds that were outstanding immediately before the Closing.

         After the transfer of their assets and liabilities in exchange for Shares of the Nations Funds, the Pacific Horizon Funds will distribute the Shares of the Nations Funds to their shareholders in liquidation of the Pacific Horizon Funds. Each shareholder owning shares of a particular Pacific Horizon Fund at the Closing will receive Shares of the corresponding Nations Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the Closing on shares of the Pacific Horizon Funds. Nations will establish an account for each former shareholder of the Pacific Horizon Funds reflecting the appropriate number of Nations Fund Shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by Pacific Horizon for each shareholder. Upon completion of the reorganization with respect to all Pacific Horizon funds, all outstanding shares of the Pacific Horizon Funds will have been redeemed and cancelled in exchange for Shares of the Nations Funds distributed, and Pacific Horizon will wind up its affairs and be deregistered as an investment company under the 1940 Act and dissolved under Maryland law.

         Other than in the normal course of business, it is not expected that there will be any material realignment of the portfolio holdings of the Pacific Horizon Funds after the Reorganization.

         For further information about the transaction, see the Proxy/Prospectus.

              INTRODUCTORY NOTE TO PRO FORMA FINANCIAL INFORMATION

      The following unaudited PRO FORMA information gives effect to the proposed transfer of the assets and liabilities of the Pacific Horizon Funds to the Nations Funds, accounted for as if each transfer had occurred as of September 30, 1998. In addition, each PRO-FORMA combined statement has been prepared based upon the proposed fee and expense structure of the applicable surviving Nations Fund.

      The PRO FORMA financial information should be read in conjunction with the historical financial statements and notes thereto of the Pacific Horizon Funds and Nations Funds included or incorporated herein by reference in this Statement of Additional Information. Each combination of the above Pacific Horizon Funds and Nations Funds will be accounted for as a tax-free reorganization.

------------------------------------------------------------------------------------------------------------
   Nations Small Company Growth Fund / Pacific Horizon Aggressive Growth Fund
------------------------------------------------------------------------------------------------------------
             Pro Forma Combining Schedule of Investments (unaudited)
------------------------------------------------------------------------------------------------------------
                                September 30,1998
------------------------------------------------------------------------------------------------------------

Nations       Pacific         Pro        Security Description                                         Pro
Small         Horizon         Forma                                   Nations        Pacific         Forma
Company       Aggressive      Combined                                 Small         Horizon        Combined
Growth Fund   Growth Fund     Shares                                  Company       Aggressive       Market
 Shares       Shares                                                Growth Fund     Growth Fund      Value
 (000)         (000)           (000)                                   Market         Market
                                                                       Value          Value
                                                                       (000)          (000)          (000)

------------------------------------------------------------------------------------------------------------
                            ADR'S - 1.52%
                            SCB COMPUTER TECHNOLOGY INC
       450      359      809                                         $3,487         $2,781         $6,268
                            SELECT APPOINTMENTS HOLDINGS
        -       84       84 PUBLIC LIMITED CO.                           -           1,452          1,452
       ---      ---      ---                                          -----          -----          -----
       450      443      893                                          3,487          4,233          7,720
       ---      ---      ---                                          -----          -----          -----
                            COMMON STOCK - 94.79%
                            1-800 CONTACTS INC
        -       60       60                                              -             354            354
                            3D LABS INC LIMITED
       294       -       294                                          1,231             -           1,231
                            ACUSON
       116       -       116                                          1,979             -           1,979
                            ADVANCED LIGHTING TECHS
       328       -       328                                          2,790             -           2,790
                            AEROFLEX INC
       374       -       374                                          3,696             -           3,696
                            AHL SERVICES INC
       89       11       100                                          2,918            344          3,262
                            AIR EXPRESS INTERNATIONAL CORP
       152       -       152                                          2,431             -           2,431
                            ALASKA AIRGROUP INCORPORATED
        -       32       32                                              -           1,097          1,097
                            ALBERTO CULVER
       164       -       164                                          3,822             -           3,822
                            ALFACELL CORP
       24        -       24                                             17              -             17
                            ALLEGIANCE CORPORATION
        -       59       59                                              -           1,755          1,755
                            ALLEN TELECOM INC
       408       -       408                                          2,731             -           2,731
                            ALTERA CORPORATION
        -       34       34                                              -           1,184          1,184
                            AMCOL INTERNATIONAL CORP
       190      101      291                                          2,159          1,145          3,304
                            AMERICAN DISPOSAL SERVICES
       56        -       56                                           2,177             -           2,177
                            AMERICAN POWER CONVERSION
        -       65       65                                              -           2,461          2,461


                            ANALYSTS INTL CORP
       101      67       168                                          3,023          1,995          5,018
                            ANAREN MICROWAVE INC
       292       -       292                                          3,397             -           3,397
                            ANTEC CORP COMM
       415      233      648                                          6,384          3,581          9,965
                            APPLIED POWER INC
       147      65       212                                          4,026          1,778          5,804
                            ASHLAND INC
        -       24       24                                              -           1,105          1,105
                            ASTROPOWER INC
       191       -       191                                          1,287             -           1,287
                            AVID TECHNOLOGY INC.
       110      101      211                                          2,624          2,405          5,029
                            BARRA INC
       204      50       254                                          4,176          1,025          5,201
                            BE AEROSPACE INC
       96       70       166                                          2,110          1,531          3,641
                            BEC ENERGY COM
        -       52       52                                              -           2,283          2,283
                            BED BATH & BEYOND INC
        -       134      134                                             -           3,142          3,142
                            BEST BUY COMPANY INC
        -       95       95                                              -           3,934          3,934
                            BIOGEN INC
        -       53       53                                              -           3,495          3,495
                            BLUE RHINO CORP
       192       -       192                                          1,944             -           1,944
                            BMC SOFTWARE INC
        -       101      101                                             -           6,048          6,048
                            BON-TON STORES
       135       -       135                                          1,013             -           1,013
                            CADENCE DESIGN SYSTEM
        -       85       85 INCORPORATED                                 -           2,160          2,160
                            CANANDAIGUA WINE COMPANY
        -       27       27 INCORPORATED-CLASS A                         -           1,047          1,047
                            CAREER EDUCATION CORP
       220       -       220                                          4,813             -           4,813
                            C-COR ELECTRONICS
       295       -       295                                          3,792             -           3,792
                            CELLSTAR CORP
       292       -       292                                          1,261             -           1,261
                            CENTENNIAL HEALTH CORP
       112       -       112                                            890             -             890
                            CENTURY TELEPHONE ENTERPRISE
        -       30       30                                              -           1,403          1,403
                            CHAMPION ENTERPRISES INC
       45        -       45                                           1,049             -           1,049
                            CIBER INC
        -       29       29                                              -             579            579
                            CINCINNATI BELL INC
        -       74       74                                              -           1,911          1,911
                            CITRIX SYSTEMS INC
        -       20       20                                              -           1,420          1,420
                            CITY NATIONAL CORP
       163       -       163                                          5,098             -           5,098


                            CKE RESTAURANTS INC
        -       57       57                                              -           1,705          1,705
                            COHERENT INC.
       171       -       171                                          1,597             -           1,597
                            COLTEC INDUSTRIES
       153       -       153                                          2,316             -           2,316
                            COMPUWARE CORPORATION
        -       94       94                                              -           5,511          5,511
                            COMVERSE TECHNOLOGY INC.
        -        6        6                                              -             233            233
                            CORE LABORATORIES
       202       -       202                                          3,478             -           3,478
                            CPS SYSTEMS INC.
        -       57       57                                              -             191            191
                            CULP INC
       77        -       77                                             613             -             613
                            CYBEX CORP
       208       -       208                                          5,215             -           5,215
                            CYLINK CORPORATION
        -       52       52                                              -             235            235
                            DAIL CORPORATION
        -       73       73                                              -           1,499          1,499
                            DELPHI FINANCIAL GROUP CL A
       95        -       95                                           3,741             -           3,741
                            DIONEX CORP
       121       -       121                                          2,806             -           2,806
                            DOLE FOOD COMPANY
        -       17       17                                              -             611            611
                            DURA PHARMACEUTICALS INC.
       209      181      390                                          2,284          1,981          4,265
                            EARTHGRAINS
        -       27       27                                              -             820            820
                            EL PASO ENERGY CORPORATION
        -       11       11                                              -             363            363
                            ENERGY EAST CORPPRATION
        -       42       42                                              -           2,162          2,162
                            ESTERLINE TECHNOLOGIES CORP
       179      20       199                                          3,521            390          3,911
                            ETHAN ALLEN INTERIORS INC
       67        -       67                                           2,417             -           2,417
                            EXEL LIMITED
        -        5        5                                              -             337            337
                            FEDERAL-MOGUL CORPORATION
        -       37       37                                              -           1,716          1,716
                            FILENET CORPORATION
        -       41       41                                              -             578            578
                            FIRST REPUBLIC BANK
       180      72       252                                          5,478          2,193          7,671
                            FIRSTFED FINANCIAL CORP
       120       -       120                                          2,051             -           2,051
                            FOSSIL INC
       190      162      352                                          2,594          2,209          4,803


                            GALEY & LORD INC
       223       -       223                                          2,658             -           2,658
                            GARDEN FRESH RESTAURANTS
       189       -       189                                          2,784             -           2,784
                            GARDNER DENVER MACHINERY
       131      99       230                                          1,844          1,404          3,248
                            GILAT COMMUNICATIONS LTD
       314       -       314                                          2,056             -           2,056
                            GILAT SATELLITE NETWORKS LTD
       202       -       202                                          9,068             -           9,068
                            GOLDEN STATE BANCORP., INC.
       141       -       141                                          2,805             -           2,805
                            GROUP MAINTENANCE AMER. CORP.
       403       -       403                                          5,815             -           5,815
                            HA-LO INDUSTRIES
       216      59       275                                          6,331          1,729          8,060
                            HARMONIC LIGHTWAVES INC
       336       -       336                                          4,110             -           4,110
                            HENRY SCHEIN INC
       109       -       109                                          3,802             -           3,802
                            HILLENBRAND INDUSTRIES
        -       60       60                                              -           2,930          2,930
                            HON INDUSTRIES
        -       46       46                                              -           1,096          1,096
                            HORIZON OFFSHORE INC
       318       -       318                                          2,105             -           2,105
                            HOUGHTON MIFFLIN COMPANY
        -       51       51                                              -           1,590          1,590
                            HUMAN GENOME SCIENCES INC
       106       -       106                                          3,165             -           3,165
                            HUNT TRANSPORT SERVICES INC
        -       36       36                                              -             523            523
                            HYPERION  SOLUTIONS CORP.
       157       -       157                                          3,409             -           3,409
                            IMC MORTGAGE COMPANY
       405       -       405                                            797             -             797
                            INACOM CORP
       144      141      285                                          2,714          2,663          5,377
                            INTERFACE INC
       222      185      407                                          2,658          2,224          4,882
                            INTERSTATE BAKERIES
        -       74       74                                              -           2,279          2,279
                            INVACARE CORP
       189      21       210                                          4,445            491          4,936
                            JO-ANN STORES INC-CL A
       103       -       103                                          2,293             -           2,293
                            JONES APPAREL GROUP INC
        -        5        5                                              -             108            108
                            KAUFMAN & BROAD HOME CORPORATI
       154       -       154                                          3,619             -           3,619
                            KAYDON CORP
       81        -       81                                           2,126             -           2,126
                            KEANE INC
        -       21       21                                              -             727            727
                            KINDER MORGAN ENERGY PARTNERS
       161       -       161                                          5,343             -           5,343


                            LASON INC
       98       34       132                                          5,002          1,753          6,755
                            LENNAR CORP
       69        -       69                                           1,540             -           1,540
                            LEVEL ONE COMMUNICATIONS, INC
        -       41       41                                              -             821            821
                            LEXMARK INTERNATIONAL GROUP,
        -       48       48 INCL CL-A                                    -           3,313          3,313
                            MARTEK BIOSCIENCES CORP
       249       -       249                                          2,055             -           2,055
                            MARTIN MARIETTA MATERIALS INC
        -       30       30                                              -           1,309          1,309
                            MAXIM INTERGRATED PRODUCTS
        -       62       62                                              -           1,714          1,714
                            MCCLATCHY NEWSPAPERS CL A
       52        -       52                                           1,555             -           1,555
                            MCKESSON CORP
        -       28       28                                              -           2,538          2,538
                            MESABA HOLDINGS, INC.
        -       10       10                                              -             151            151
                            METRIKA SYSTEMS CORPORATION.
        -       82       82                                              -             774            774
                            MIDWAY AIRLINES CORP
       236       -       236                                          2,331             -           2,331
                            MILLER (HERMAN) INC
        -       59       59                                              -           1,157          1,157
                            NEWPARK RES INC
       208       -       208                                          1,430             -           1,430
                            NORTHLAND CRANBERRIES INC CL A
       316       -       316                                          3,183             -           3,183
                            NOVA CORP GEORGIA
       201       -       201                                          6,181             -           6,181
                            NOVACARE INC
       197       -       197                                            603             -             603
                            OLD KENT FINANCIAL CORP
        -       23       23                                              -             678            678
                            ORTEL CORP
       416       -       416                                          6,662             -           6,662
                            ORTHALLIANCE INC-CL A
       311       -       311                                          2,527             -           2,527
                            ORTHODONTIC CENTERS OF AMERICA
       342      213      555                                          5,700          3,549          9,249
                            OUTBACK STEAKHOUSE, INC.
        -       38       38                                              -           1,008          1,008
                            OWENS-ILLINOIS, INC
        -       40       40                                              -             990            990
                            PAINE WEBBER GROUP INCORPORATED
        -       39       39                                              -           1,179          1,179
                            PERCEPTRON INC
       311       -       311                                          1,866             -           1,866
                            PERSONNEL GROUP AMER INC
       288      156      444                                          3,540          1,917          5,457
                            PHILLIPS-VANHEUSEN CORP
       266       -       266                                          2,530             -           2,530


                            PHYSICIAN RELIANCE NETWORK
       362      127      489                                          4,256          1,495          5,751
                            PHYSICIANS SPECIALTY CORP
       332       -       332                                          2,368             -           2,368
                            PITTSON BRINK'S GROUP
        -       38       38                                              -           1,313          1,313
                            PLEXUS CORP
       63        -       63                                           1,215             -           1,215
                            PROMUS HOTEL CORPORATION
        -       39       39                                              -           1,072          1,072
                            PROVINCE HEALTHCARE CO
       156      40       196                                          5,297          1,349          6,646
                            PROXIM INC COM
       378       -       378                                          4,908             -           4,908
                            PSS WORLD MEDICAL INC.
        -       99       99                                              -           1,826          1,826
                            PULTE CORP
       112       -       112                                          2,756             -           2,756
                            QUICKSILVER
       247      223      470                                          4,487          4,061          8,548
                            RALCORP HOLDINGS INC
        -       76       76                                              -           1,067          1,067
                            REMEC INC
       480       -       480                                          3,820             -           3,820
                            RESPIRONICS INC
       276       -       276                                          3,101             -           3,101
                            RF MICRO DEVICES INC
       217       -       217                                          3,924             -           3,924
                            ROGUE WAVE SOFTWARE INC
       407       -       407                                          2,948             -           2,948
                            ROMAC INTERNATIONAL INC
       223      57       280                                          4,005          1,033          5,038
                            SAFESKIN CORPORATION
        -       36       36                                              -           1,130          1,130
                            SAWTEK INC
       257       -       257                                          3,630             -           3,630
                            SCORE BOARD INC
        1        -        1                                              -              -              -
                            SDL INC
       325       -       325                                          4,065             -           4,065
                            SEGUE SOFTWARE INC
       212       -       212                                          3,498             -           3,498
                            SERVICE EXPERTS INC
       163       -       163                                          4,531             -           4,531
                            SHIRE PHARMACEUTICALS GR-ADR
       166       -       166                                          3,640             -           3,640
                            SHOPKO STORES INC
       87       66       153                                          2,828          2,158          4,986
                            SIEBEL SYSTEMS INC
        -       43       43                                              -           1,219          1,219
                            SIPEX CORPORATION
       161       -       161                                          4,085             -           4,085
                            SMARTALK TELESERVICES INC
       345       -       345                                          2,562             -           2,562
                            SOLECTRON CORP.
        -       64       64                                              -           3,067          3,067


                            SOLUTIA INCORPORATION
        -       53       53                                              -           1,200          1,200
                            SOMNUS MEDICAL TECHNOLOGIES
       333       -       333                                          1,039             -           1,039
                            SOUTHDOWN INCORPORATED
        -       29       29                                              -           1,283          1,283
                            SPECTRIAN CORP
       175       -       175                                          2,123             -           2,123
                            STANFORD TELECOMMUNICATIONS
       456       -       456                                          4,213             -           4,213
                            STEEL TECHNOLOGIES INC
       116       -       116                                            844             -             844
                            SUNAMERICA INCORPORATED
        -       28       28                                              -           1,684          1,684
                            SYMANTEC CORP
       311       -       311                                          4,108             -           4,108
                            SYMBOL TECHNOLOGIES
        -       50       50 INCORPORATED                                 -           2,560          2,560
                            SYNOPSYS INCORPORATED
        -       26       26                                              -             869            869
                            SYSTEMS & COMPUTER TECH CORP.
       111      92       203                                          1,423          1,181          2,604
                            TEFRON LTD
       374       -       374                                          2,947             -           2,947
                            TRAMMELL CROW CO
       69        -       69                                           1,770             -           1,770
                            TRIAD GUARANTY INC
       80       71       151                                          2,048          1,798          3,846
                            TRISTAR AEROSPACE CO
       170       -       170                                          1,634             -           1,634
                            UNIPHASE CORPORATION
        -       33       33                                              -           1,333          1,333
                            VICAL INC
       206       -       206                                          2,271             -           2,271
                            WASHINGTON POST CLASS B
        -        3        3                                              -           1,482          1,482
                            WATSON PHARMACEUTICAL
        -       55       55 INCORPORATED                                 -           2,766          2,766
                            WHITMAN CORPORATION
        -       88       88                                              -           1,409          1,409
                            WINDMERE DURABLE HOLDINGS
       119      74       193                                            671            417          1,088
                            WILLIS LEASE FINANCE
        -       49       49 CORPORATION                                  -             806            806
    ------    -----   ------                                        -------        -------        -------
    22,531    5,886   28,417                                        328,616        152,109        480,725
    ------    -----   ------                                        -------        -------        -------

                            Investment Companies - 3.39%
                    NATIONS CASH RESERVES
    17,164       -    17,164                                         17,164             -          17,164
    ------    -----   ------                                        -------        -------        -------
    17,164       -    17,164                                         17,164             -          17,164
    ------    -----   ------                                        -------        -------        -------




    ------    -----   ------ Total Investments-99.70%               -------        -------        -------
    40,145    6,329   46,474 (Cost $436,331, $170,178,             $349,267       $156,342       $505,609
    ------    -----   ------ $606,509 respectively)                 -------        -------        -------


--------------------------------------------------------------------------------
   Nations Small Company Growth Fund / Pacific Horizon Aggressive Growth Fund
--------------------------------------------------------------------------------
             Pro Forma Combining Statement of Net Assets (unaudited)
--------------------------------------------------------------------------------
                                September 30,1998
--------------------------------------------------------------------------------

                                    Nations     Pacific     Adjustments  Pro Forma
                                     Small      Horizon    to Pro Forma   Combined
                                    Company   Aggressive
                                 Growth Fund Growth Fund
-----------------------------------------------------------------------------------
                                  (in 000's)  (in 000's)  (in 000's)     (in 000's)
-----------------------------------------------------------------------------------
Total Investments                  $349,267    $156,342      $   -        $ 505,609
-----------------------------------------------------------------------------------
Other Assets and Liabilities:
-----------------------------------------------------------------------------------
Other assets and liabilities, net    (7,298)      8,830          -            1,532
-----------------------------------------------------------------------------------
Total Other Assets and
Liabilities                          (7,298)      8,830          -            1,532
-----------------------------------------------------------------------------------
Net Assets                         $341,969    $165,172      $   -         $507,141
-----------------------------------------------------------------------------------
Net Assets by Class:
-----------------------------------------------------------------------------------
Primary A                          $321,210    $   -         $   -         $321,210
Investor A / Class A                 14,507     161,892          -          176,399
Investor B / Class B                  4,343         227          -            4,570
Investor C / Class K                  1,909       3,053          -            4,962
-----------------------------------------------------------------------------------
                                   $341,969    $165,172      $   -         $507,141
-----------------------------------------------------------------------------------
Shares Outstanding by Class:
-----------------------------------------------------------------------------------
Primary A                            30,602         -            -           30,602


Investor A / Class A                  1,389       9,724        5,783         16,896
Investor B / Class B                    422          14            8            444
Investor C / Class K                    183         185          108            476
                                     32,596       9,923        5,899         48,418
-----------------------------------------------------------------------------------
Net Asset Value per Share by Class:
-----------------------------------------------------------------------------------
Primary A                            $10.50    $    -        $   -           $10.50
Investor A / Class A                 $10.44    $  16.65      $   -           $10.44
Investor B / Class B                 $10.30    $  16.63      $   -           $10.30
Investor C / Class K                 $10.42    $  16.45      $   -           $10.42
-----------------------------------------------------------------------------------

 See Notes to Pro Forma Financial Statements
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   Nations Small Company Growth Fund / Pacific Horizon Aggressive Growth Fund
--------------------------------------------------------------------------------
             Pro Forma Combining Statement of Operations (unaudited)
--------------------------------------------------------------------------------
                  Twelve Month Period Ending September 30,1998
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                          Nations     Pacific    Adjustments    Pro Forma
                                                           Small      Horizon    to Pro Forma   Combined
                                                          Company   Aggressive
                                                        Growth Fund Growth Fund
-----------------------------------------------------------------------------------------------------------
                                                        (in 000's)   (in 000's)   (in 000's)     (in 000's)
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------------
Interest                                                $     568    $     523    $       0       $   1,091
-----------------------------------------------------------------------------------------------------------
Dividends                                                   1,209          281           --           1,490
-----------------------------------------------------------------------------------------------------------
Securities lending                                            139           --           --             139
-----------------------------------------------------------------------------------------------------------
Total Investment Income                                     1,916          804           --           2,720
-----------------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------------
Investment Advisory                                         2,812        1,264         352 (a)        4,428
-----------------------------------------------------------------------------------------------------------
Administration                                                281          633         218 (a)        1,132
-----------------------------------------------------------------------------------------------------------
Transfer Agent                                                123          433        (341)(b)          215
-----------------------------------------------------------------------------------------------------------
Custodian (d)                                                  28            4             (b)           32
-----------------------------------------------------------------------------------------------------------
Legal and Audit Fees                                           25           31         (27)(b)           29
-----------------------------------------------------------------------------------------------------------
Registration & Filing                                         119           28           --             147
-----------------------------------------------------------------------------------------------------------
Trustees' Fees                                                  6            3          (2)(b)            7
-----------------------------------------------------------------------------------------------------------
Interest Expense                                                8           --           --               8
-----------------------------------------------------------------------------------------------------------
Other expenses                                                 36          105         (72)(b)           69
-----------------------------------------------------------------------------------------------------------
Subtotal                                                    3,438        2,501         128            6,067
-----------------------------------------------------------------------------------------------------------
Shareholder Servicing and
Distribution Fees
-----------------------------------------------------------------------------------------------------------
Investor A / Class A                                           26          519           --             545
Investor B / Class B                                           33           --           --              33
Investor C / Class K                                           25           28           --              53
-----------------------------------------------------------------------------------------------------------
Subtotal                                                       84          547           --             631
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Fees waived and/or reimbursed by investment                    --



-----------------------------------------------------------------------------------------------------------
advisor, administrator and/or
distributor                                                  (759)          (7)     766 (b)              --
-----------------------------------------------------------------------------------------------------------
Total Expenses                                              2,763        3,041          894           6,698
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 (847)      (2,237)        (894)         (3,978)
-----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------
Net realized gain/(loss) on
investments                                                22,787       29,939           --          52,726
-----------------------------------------------------------------------------------------------------------
Net change in unrealized
appreciation/
(depreciation) of investments                            (147,948)     (30,463)          --       (178,411)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain/(loss)
on investments                                           (125,161)        (524)          --       (125,685)
-----------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                               ($126,008)   $  (2,761)     $   (894)    $(129,663)
-----------------------------------------------------------------------------------------------------------

Legend:
-------------------------------------------------------------------------------------
(a) Reflects adjustment to the acquiring fund
contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Net of expense offset arrangements amounts to less than .01% of average net assets.
-------------------------------------------------------------------------------------
See Notes to Pro Forma Financial Statements
-------------------------------------------------------------------------------------


                        Nations Small Company Growth Fund
                      Pacific Horizon Aggressive Growth Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)


1.    Basis of Combination

Nations Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of September 30, 1998 the Company offers nine separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30,1998 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 1998 assumes the exchange occurred as of October 1,1997. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30,1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizon Aggressive Growth Fund in exchange for shares of Nations Small Company Growth Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surving entity and the results of operations of the Nations Small Company Growth Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Small Company Growth Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended September 30, 1998.

--------------------------------------------------------------------------------
                      Nations Government Securities Fund /
                Pacific Horizon U.S. Government Securities Fund
--------------------------------------------------------------------------------
             Pro Forma Combining Schedule of Investments (unaudited)
--------------------------------------------------------------------------------
                                September 30,1998
------------------------------------------------------------------------------

                            Pro
              Pacific      Forma                                                       Pacific
 Nations      Horizon     Combined                                         Nations     Horizon       Pro
Government      US                                                       Government      US         Forma
Securities   Government                                                  Securities  Government   Combined
  Fund       Securities                           Description               Fund      Securities
               Fund                                                                     Fund
Principal     Principal  Principal
  Amount       Amount     Amount                                             Value      Value       Value
(in 000's)   (in 000's) (in 000's)                                        (in 000's)  (in 000's) (in 000's)
-----------------------------------------------------------------------------------------------------------
                                    Agency Bonds - 6.26%
      1,591                1,591    Export Funding Trust, 8.210%, 12/29/06   $1,913   $           $1,913
                                    Federal Home Loan Mortgage Corporation
      5,000                5,000   (FHLMC) Certificate, 7.440%, 9/1/06        5,370                5,370
                                    Federal National Mortgage Association (FNMA)
      5,000                5,000   Certificate, 6.875%, 9/24/12               5,656                5,656
                                    Federal National Mortgage Association (FNMA)
      2,000                2,000   Certificate, 6.960%, 9/5/12                2,271                2,271
--------------------------------                                           -----------------------------
     13,591        -      13,591                                             15,210          -    15,210
--------------------------------                                           -----------------------------
                                   Non Agency Mortgage-Backed Securities - 4.62%

     10,000               10,000    Allied Capital Commercial Mortgage       10,406               10,406
                                    Trust 6.600%, 7/25/04
               29,000     29,000    VENDE 98-3 CLASS IO 03/15/29                           326       326

               36,160     36,160    VENDEE MORTGAGE TRUST IO 09/15/27                      497       497
--------------------------------                                           -----------------------------
     10,000    65,160     75,160                                             10,406        823    11,229
--------------------------------                                           -----------------------------
                                   U.S Government Agency Mortgage-Backed
                                   Securities - 79.73%

        100                  100    FHLMC 10.000%, 9/1/18                       106                  106

        980                  980    FHLMC 6.500%, 3/1/00 - 1/1/09               995                  995

     15,000               15,000    FHLMC 7.000%, 11/13/98 TBA               15,394               15,394

     11,523               11,523    FHLMC 7.000%, 12/1/27                    11,829               11,829

        218                  218    FHLMC 7.500%, 6/1/09 - 8/1/08               225                  225

        604                  604    FHLMC 8.000%, 8/1/07 - 5/1/17               626                  626

      1,137                1,137    FHLMC 8.500%, 9/1/01 - 6/1/17             1,168                1,168

        693                  693    FHLMC 9.000%, 2/1/02 - 12/1/16              725                  725

        306                  306    FHLMC 9.500%, 9/1/20 - 6/1/21               332                  332



      2,000                2,000    FHLMC Series 1466, Class PI, REMIC,        2,082               2,082
                                    7.000%, 8/15/20
      5,000                5,000    FHLMC Series 1999, Class PB, 7.500%,       5,206               5,206
                                    10/15/24
                                    FHLMC Series 2023, Class B, 6.500%,
      4,931                4,931    1/15/13                                    4,952               4,952

                                    FHLMC Series 2054, Class UA, 6.500%,
     11,850               11,850    9/15/25                                   12,139              12,139

        534                  534    FNMA 6.000%, 5/1/01                          535                 535

      6,597                6,597    FNMA 6.500%, 5/1/13 - 6/1/28               6,715               6,715

      4,762                4,762    FNMA 6.750%, 3/18/28                       4,814               4,814

      1,799                1,799    FNMA 6.990%, 6/1/23                        1,952               1,952

     12,900               12,900    FNMA 7.000%, 2/25/04 - 8/1/25             13,250              13,250

      5,940                5,940    FNMA 7.500%, 9/1/27                        6,127               6,127

        162                  162    FNMA 8.000%, 4/1/06                          166                 166

        136                  136    FNMA 8.250%, 4/1/09                          142                 142

        578                  578    FNMA 8.500%, 11/1/01 - 7/1/21                598                 598

        203                  203    FNMA 9.000%, 12/1/16                         211                 211

                  671        671    FNMA POOL # 345858 8/01/36                             691       691

         77                   77    GNMA 11.750, 9/15/00 - 12/15/00 (2 Pools)     79                  79

         73                   73    GNMA 13.000%, 1/15/11 - 4/15/11 (4 Pools)     84                  84

                  348        348    GNMA 6.00% 416028 12/15/10                             355       355

     13,974               13,974    GNMA 6.5000%, 11/15/27                    14,302              14,302

      6,288    28,835     35,123    GNMA 7.000%, 12/15/08 - 5/15/28            6,491    29,884    36,375

      9,992    16,590     26,582    GNMA 7.500%, 5/15/13 - 7/15/28            10,349    17,301    27,650

        815     5,830      6,645    GNMA 8.000%, 6/15/22 - 7/15/26               851     6,110     6,961

                3,681      3,681    GNMA, 8.50%, 10/15/09 - 12/15/22                     3,922     3,922

         31       142        173    GNMA 9.000%, 6/15/01 - 6/15/18                33       150       183

        159       317        476    GNMA 9.500%, 3/15/01 - 2/15/06               166       334       500

         22       605        627    GNMA, 10.00%, 9/15/00 - 11/15/20              24       649       673

        129       895      1,024    GNMA, 10.50%, 1/15/99 - 4/15/21              142       959     1,101

         19       125        144    GNMA, 11.00%, 3/15/01 - 8/15/18               20       142       162

                    2          2    GNMA 11.50% 126288 2/15/00                               2         2

         55        44         99    GNMA II 11.000%, 7/20/19 - 10/20/20           60        50       110

                   45         45    GNMA II 9.0% 205616 2/20/02                             48        48

                  461        461    GNMA II, 9.50%, 2/20/01 - 4/20/06                      482       482

      9,733                9,733    RFM 6.750%, 6/25/28                        9,842               9,842
--------------------------------                                           -----------------------------
    129,320    58,591    187,911                                             132,733    61,079   193,812
--------------------------------                                           -----------------------------

                                   U.S. Treasury Obligations -  2.02%

                2,200      2,200   U.S. Treasury Strip 0.00% 8/15/03                     1,781     1,781

                1,850      1,850   U.S. Treasury Strip 0.00% 08/15/23                      500       500

                  600        600   U.S. Treasury Strip 0.00% 5/15/07                       405       405

                1,675      1,675   U.S. TREASURY STRIP 0.00% 5/15/09                     1,012     1,012

                2,500      2,500   U.S. Treasury Strip 0.00% 02/15/13                    1,207     1,207
--------------------------------                                           -----------------------------
         -      8,825      8,825                                                   -     4,905     4,905
--------------------------------                                           -----------------------------
                                    Municipal Bonds - 3.86%
                                    Portsmouth Virginia, Taxable Ref.,
      1,315                1,315    6.630%, 7/15/14                            1,418               1,418
      7,480                7,480    Texas State Department of Housing and
                                    Community Affairs, Single Family           7,971               7,971
                                    Revenue, (Teams-Taxable-Mortgage),
                                    Series C, (MBIA Insured),
                                    6.800%, 9/1/29
--------------------------------                                           -----------------------------
      8,795        -       8,795                                               9,389         -     9,389
--------------------------------                                           -----------------------------
                                    Investment Company - 0.64%
 Shares               Shares
(in 000's)           (in 000's)
                                    Nations Cash Reserves
      1,574                1,574                                               1,574               1,574
--------------------------------                                           -----------------------------
      1,574        -       1,574                                               1,574         -     1,574
--------------------------------                                           -----------------------------

                                   Total Investments - 97.13% (Cost
                                   $164,893, $65,144, $230,037,
    163,280   132,576    295,856   respectively)                            $169,312   $66,807  $236,119
--------------------------------                                           -----------------------------



--------------------------------------------------------------------------------
                      Nations Government Securities Fund /
                Pacific Horizon U.S. Government Securities Fund
--------------------------------------------------------------------------------
             Pro Forma Combining Statement of Net Assets (unaudited)
--------------------------------------------------------------------------------
                                September 30,1998
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
                                        Nations   Pacific     Adjustments   Pro Forma
                                      Government  Horizon     to Pro Forma   Combined
                                      Securities    U.S.
                                         Fund    Government
                                                 Securities
                                                    Fund
--------------------------------------------------------------------------------------
                                      (in 000's) (in 000's) (in 000's)     (in 000's)
--------------------------------------------------------------------------------------
Total Investments                     $169,312   $ 66,807    $   -         $236,119

--------------------------------------------------------------------------------------
Other Assets and Liabilities:
--------------------------------------------------------------------------------------
Receivable for Fund shares sold         51,050       -          -            51,050
--------------------------------------------------------------------------------------
Payable for Securities Purchased       (45,265)      -          -           (45,265)
--------------------------------------------------------------------------------------
Other assets and liabilities, net         (290)     1,471       -            1,181
--------------------------------------------------------------------------------------
Total Other Assets and Liabilities       5,495      1,471       -            6,966
--------------------------------------------------------------------------------------
Net Assets                            $174,807   $ 68,278   $   -         $ 243,085
--------------------------------------------------------------------------------------
Net Assets by Class:
--------------------------------------------------------------------------------------
Primary A                             $119,903   $   -      $   -         $ 119,903
Investor A / Class A                    22,349     66,988       -            89,337
Investor B                              32,305       -          -            32,305
Investor C / Class K                       250      1,290       -             1,540
--------------------------------------------------------------------------------------
                                      $174,807   $ 68,278   $   -         $ 243,085
--------------------------------------------------------------------------------------
Shares Outstanding by Class:
--------------------------------------------------------------------------------------
Primary A                               11,629       -          -            11,629
Investor A / Class A                     2,168      6,990     (493)           8,665
Investor B                               3,133        -         -             3,133
Investor C / Class K                        24        134       (9)             149
--------------------------------------------------------------------------------------
                                        16,954      7,124     (502)          23,576
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Net Asset Value per Share by
Class:
--------------------------------------------------------------------------------------
Primary A                             $  10.31    $     -    $       -    $   10.31
--------------------------------------------------------------------------------------
Investor A / Class A                  $  10.31    $  9.58    $       -    $   10.31
--------------------------------------------------------------------------------------
Investor B                            $  10.31    $     -    $       -    $   10.31
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
Investor C / Class K                  $  10.31    $  9.59    $       -    $   10.31
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                   See Notes to Pro Forma Financial Statements
--------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                      Nations Government Securities Fund /
                Pacific Horizon U.S. Government Securities Fund
--------------------------------------------------------------------------------
             Pro Forma Combining Statement of Operations (unaudited)
--------------------------------------------------------------------------------
                  Twelve Month Period Ending September 30,1998
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                        Nations     Pacific     Adjustments   Pro Forma
                                      Government    Horizon     to Pro Forma   Combined
                                      Securities      U.S.
                                         Fund      Government
                                                   Securities
                                                      Fund
---------------------------------------------------------------------------------------
                                      (in 000's)   (in 000's)   (in 000's)   (in 000's)
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
---------------------------------------------------------------------------------------
Interest                                   $9,194     $4,964         $0        $14,158
---------------------------------------------------------------------------------------
Dividends                                     222        164          -            386
---------------------------------------------------------------------------------------
Total Investment Income                     9,416      5,128          -         14,544
---------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment Advisory                           911        252        (65) (a)     1,098
---------------------------------------------------------------------------------------
Administration                                147        145        191  (a)       483
---------------------------------------------------------------------------------------
Transfer Agent                                110        127       (136) (b)       101
---------------------------------------------------------------------------------------
Custodian (d)                                  46         62        (69) (b)        39

---------------------------------------------------------------------------------------
Legal and Audit Fees                           49         25        (23) (b)        51
---------------------------------------------------------------------------------------
Registration & Filing                          72         24        (10) (b)        86
---------------------------------------------------------------------------------------
Directors Fees                                  2          -          1              3
---------------------------------------------------------------------------------------
Interest Expense                                3          -          -              3
---------------------------------------------------------------------------------------
Other expenses                                 (6)        86        (74) (b)         6
---------------------------------------------------------------------------------------
Subtotal                                    1,334        721       (185)         1,870
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
Shareholder Servicing and
Distribution Fees
---------------------------------------------------------------------------------------
Primary B                                       1          -          -              1
---------------------------------------------------------------------------------------
Investor A / Class A                           36        178          -            214
---------------------------------------------------------------------------------------
Investor B                                    306          -           -           306
---------------------------------------------------------------------------------------
Investor C / Class K                            7         10          -             17
---------------------------------------------------------------------------------------
Subtotal                                      350        188          -            538
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Fees waived and/or reimbursed by
investment
advisor, administrator and/or
distributor                                  (197)      (399)       596 (c)          -
---------------------------------------------------------------------------------------
Total Expenses                              1,487        510        411          2,408
---------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       7,929      4,618       (411)        12,136
---------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------
Net realized gain/(loss) on
investments                                 8,134        809          -          8,943
---------------------------------------------------------------------------------------
Net change in unrealized
appreciation/
(depreciation) of investments               2,131      1,268          -          3,399
---------------------------------------------------------------------------------------
Net realized and unrealized
gain/(loss)
on investments                             10,265      2,077          -         12,342
---------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                 $18,194    $ 6,695      $(411)       $24,478
---------------------------------------------------------------------------------------

Legend:
------
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.

(d) Net of expense offset arrangements amounts to less than .01% of average net assets.

--------------------------------------------------------------------------------
See Notes to Pro Forma Financial Statements
--------------------------------------------------------------------------------


                        Nations Government Securities Fund
                 Pacific Horizon U.S. Government Securities Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)

1.    Basis of Combination

Nations Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of September 30, 1998 the Company offers nine separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30,1998 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 1998 assumes the exchange occurred as of October 1,1997. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30,1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizon U.S. Government Securities Fund in exchange for shares of Nations Government Securities Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Nations Government Securities Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Government Securities Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended September 30, 1998.

                               NATIONS FUND, INC.

                               FILE NOS. 333-69637

Exhibit Number                                     Description
--------------                                     -----------
Ex-99.17                                           Form of Proxy Ballot